            As filed with the Securities and Exchange Commission
                               on June 6, 1998

                                         Registration Nos. 33-12608 and 811-5059
                                         ---------------------------------------

                                ------------
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549
                                  Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

        Pre-Effective Amendment No.
        Post-Effective Amendment No. 24                                      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT                                  [X]
  COMPANY ACT OF 1940

        Amendment No. 27                                                     [X]

                               HIGHMARK FUNDS
             (Exact Name of Registrant as Specified in Charter)

                          Oaks, Pennsylvania 19456
                          -------------------------
                  (Address of principal executive offices)
                               (800) 433-6884
                               --------------
            (Registrant's telephone number, including area code)

                       Name and address of agent for service:
                       -------------------------------------
                       Martin E. Lybecker, Esq.
                       Ropes & Gray
                       One Franklin Square
                       1301 K Street, N.W., Suite 800 East
                       Washington, D.C. 20005

Approximate Date of Proposed Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)

[ ]     immediately upon filing pursuant to paragraph (b), or

[ ]     on [date] pursuant to paragraph (b)

[ ]     60 days after filing pursuant to paragraph (a)(i)

[ ]     on [date] pursuant to paragraph (a)(i)

[X]     75 days after filing pursuant to paragraph (a)(ii)

[ ]     on [date] pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[ ]     this post-effective amendment designates a new effective date for post-effective amendment No. __  filed on [date].

Tile of Securities Being Registered:  Shares of Beneficial Interest

                             CROSS REFERENCE SHEET

                         HIGHMARK SMALL CAP  VALUE FUND
                                FIDUCIARY SHARES

FORM N-1A PART A ITEM                                       PROSPECTUS CAPTION
---------------------                                       ------------------
1.  Cover Page                                              Cover Page

2.  Synopsis                                                Fee Table

3.  Condensed Financial Information                         Financial Highlights; Performance Information

4.  General Description of Registrant                       Fund Description; Investment Objectives; Investment Policies; General
                                                            Information--Description of HighMark & Its Shares

5.  Management of the Fund                                  Service Arrangements

5A.  Management's Discussion of Fund
         Performance                                        Inapplicable

6.  Capital Stock and Other Securities                      How to Purchase Shares; Exchange Privileges; Redemption of Shares;
                                                            Dividends; Federal Taxation; Service Arrangements--Administrator;
                                                            Distributor; The Distribution Plan; General Information--Description of
                                                            HighMark & Its Shares; General Information--Miscellaneous

7.  Purchase of Securities Being Offered                    How to Purchase Shares; Exchange Privileges; Service Arrangements--
                                                            Administrator; Distributor; The Distribution Plan

8.  Redemption or Repurchase                                Redemption of Shares

9.  Pending Legal Proceedings                               Inapplicable

                                 HIGHMARK FUNDS

                              SMALL CAP VALUE FUND

         HighMark Funds ("HighMark") is an open-end, diversified, registered investment company that offers a convenient means of investing in one or more professionally managed portfolios of securities. This Prospectus relates to
HighMark's:

                                FIDUCIARY SHARES

         HighMark's Fiduciary Shares are offered to the following investors:
(i) fiduciary, advisory, agency, custodial and other similar accounts maintained with Union Bank of California, N.A. or its affiliates; (ii) SelectIRA accounts established with The Bank of California, N.A. and invested in any of HighMark's Equity or Fixed Income Funds prior to June 20, 1994, which have remained continuously open thereafter and which are not considered to be fiduciary accounts; (iii) Shareholders who currently own Shares of HighMark's Equity or Fixed Income Funds that were purchased prior to June 20, 1994 within an account registered in their name with the Funds; (iv) present and retired directors, officers and employees (and their spouses and children under the age of 21) of Union Bank of California, N.A., HighMark's current or former distributors or their respective affiliated companies who currently own Shares of HighMark Funds which were purchased before April 30, 1997; and (v) Registered investment advisors, regulated by a federal or state governmental authority, or financial planners who are purchasing Fiduciary Shares for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who are compensated by their clients on the basis of an ad valorem fee.

         This Prospectus sets forth concisely the information about HighMark and the Fund that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated the same date as this Prospectus has been filed with the Securities and Exchange Commission and is available without charge by writing the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-433-6884. The Statement of Additional Information is incorporated into this Prospectus by reference. This Prospectus relates only to the Fiduciary Shares of the Fund. Interested persons who wish to obtain a prospectus for other Funds and classes of HighMark may contact the Distributor at the above address and telephone number.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES
  AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                             A  CRIMINAL OFFENSE.

         HIGHMARK'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING UNION BANK OF CALIFORNIA, N.A., BANK OF TOKYO-MITSUBISHI, LIMITED OR ANY OF THEIR AFFILIATES OR CORRESPONDENTS. HIGHMARK SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN HIGHMARK INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


______________, 1998
Fiduciary Shares

                                    SUMMARY

         HIGHMARK FUNDS ("HighMark") is an open-end, diversified, registered investment company providing a convenient way to invest in professionally managed portfolios of securities. The following provides basic information about the Fiduciary Shares of the Small Cap Value Fund (the "Fund"). This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in the Prospectus and in the Statement of Additional Information.

         WHAT ARE THE FUND'S INVESTMENT OBJECTIVES? THE SMALL CAP VALUE FUND seeks to provide long-term capital appreciation. (See "INVESTMENT OBJECTIVES.")

         WHAT ARE THE FUND'S PERMITTED INVESTMENTS? The Fund primarily invests, consistent with its investment objective, in equity securities, including common and preferred stocks, convertible securities and rights and to purchase common stocks, of domestic and foreign "Small Companies." Small Companies are generally defined as issuers having market capitalization within the range of market capitalizations of issuers comprising the relevant market small capitalization index. Currently the relevant market indexes used are the S&P
600 (domestically) and the _____________ (internationally). These indexes may be changed without prior notice to shareholders. (See "INVESTMENT POLICIES.")

         WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE FUND? The investment policies of the Fund entail certain risks and considerations of which an investor should be aware. Common stocks and other equity securities of Small Companies that the Fund invests in are more volatile and may fluctuate in value more than investments in companies with larger market capitalizations. In addition, the securities of foreign issuers, including emerging market issuers, in which the Fund may invest may be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established growth
companies in the U.S.   (See "Risk Factors.")

         ARE MY INVESTMENTS INSURED? HighMark's Shares are not federally insured by the FDIC or any other government agency. Any guarantee by the U.S. Government, its agencies or any instrumentalities of the securities in which the Fund invests guarantees only the payment of principal and interest on the guaranteed security, and does not guarantee the total return or value of the security or total return or value of Shares of the Fund.

         WHO IS THE ADVISOR? The investment advisory division of Union Bank of California, N.A. serves as the Advisor to HighMark. (See "The Advisor.")

         WHO IS THE SUB-ADVISOR? Brandes Investment Partners, L.P. serves as the Sub-Advisor to the Fund responsible for managing the foreign securities portion of the Fund's assets. (See "The Sub-Advisor.")

         WHO IS THE ADMINISTRATOR? SEI Investments Fund Resources serves as the Administrator of HighMark. (See "The Administrator.")

         WHO IS THE CUSTODIAN? Union Bank of California, N.A. (the "Bank") serves as the custodian of HighMark's assets. (See "The Custodian.")

         WHO IS THE DISTRIBUTOR? SEI Investments Distribution Co. acts as distributor of HighMark's Shares. (See "The Distributor.")

         HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions may be made through the Distributor on days on which the New York Stock Exchange ("Exchange") is open for business ("Business Days"). The minimum initial investment is generally $1,000. A purchase order will be effective if the Distributor receives an order prior to 1:00 p.m., Pacific time (4:00 p.m., Eastern time) and the Custodian receives Federal Funds before the close of business on the next Business Day. Purchase orders for Shares will be executed at a per Share price equal to the asset value next determined after the purchase order is effective. Redemption orders must be placed prior to 1:00 p.m., Pacific time (4:00 p.m., Eastern time) on any Business Day for the order to be effective that day. (See "PURCHASE AND REDEMPTION OF SHARES.")

         HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (exclusive of capital gains) of the Fund is distributed in the form of periodic dividends to Shareholders of record. Any capital gain is distributed at least annually. Distributions are paid in additional Shares unless the Shareholder elects to take the payment in cash. (See "DIVIDENDS.")

                               TABLE OF CONTENTS

                                                                                                          PAGE
                                                                                                          ----
SUMMARY   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   3

FEE TABLE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7

FUND DESCRIPTION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   8

INVESTMENT OBJECTIVE  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   8

INVESTMENT POLICIES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   8

GENERAL   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9
         Money Market Instruments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9
         Illiquid and Restricted Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9
         Lending of Portfolio Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9
         Other Investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9
         Risk Factors . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11

PORTFOLIO TURNOVER  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13

PURCHASE AND REDEMPTION OF SHARES   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13

EXCHANGE PRIVILEGES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15

DIVIDENDS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16

TAXES     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16
         Federal Taxation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16

SERVICE ARRANGEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
         The Advisor  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
         The Sub-Advisor    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
         Administrator  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  20
         The Transfer Agent . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  20
         Shareholder Service Plan . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  20
         Distributor  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21
         Banking Laws . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21
         Custodian  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21

GENERAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21
         Description of HighMark & Its Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21
         Performance Information  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  22
         Miscellaneous  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23

DESCRIPTION OF PERMITTED INVESTMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23

                                   FEE TABLE

                                FIDUCIARY SHARES


SHAREHOLDER TRANSACTION EXPENSES(a)
  Maximum Sales Load Imposed on                                         0%
    Purchases (as a percentage of
      offering price)
  Maximum Sales Load Imposed on                                         0%
    Reinvested Dividends (as a
      percentage of offering price)
  Deferred Sales Load (as a                                             0%
    percentage of original purchase
    price or redemption proceeds, as
    applicable)
  Redemption Fees (as a percentage                                      0%
    of amount redeemed, if
    applicable)(b)
  Exchange Fee(a)                                                     $ 0

ANNUAL OPERATING EXPENSES
  (as a percentage of net assets)
    Management Fees (after voluntary reduction)                      1.00%
    12b-1 Fees                                                       0.00%
    Other Expenses (after voluntary
      reduction)(c)                                                  0.58%
                                                                     ----
    Total Fund Operating Expenses(d)                                 1.58%
                                                                     ====

EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

                                                         1 YEAR         3 YEARS
                                                         ------         -------
Small Cap Value Fund
 Fiduciary Shares                                         $16            $50

         The purpose of the tables above is to assist an investor in the Fund in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of the Fund's annual operating expenses, see SERVICE ARRANGEMENTS below. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(a) Certain entities (including Union Bank of California and its affiliates) making investments in the Fund on behalf of their customers may charge customers fees for services provided in connection with the investment in, redemption of, and exchange of Shares. (See PURCHASE AND REDEMPTION OF SHARES, EXCHANGE PRIVILEGES and SERVICE ARRANGEMENTS below.)

(b) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See PURCHASE AND REDEMPTION OF SHARES below.)

(c) Absent voluntary fee waivers, OTHER EXPENSES would be 0.73% for the Fiduciary Shares of the Fund.

(d)      Absent voluntary fee waivers, TOTAL FUND OPERATING EXPENSES would be:
         1.73% for the Fiduciary Shares of the Fund.

                                FUND DESCRIPTION

         HighMark is an open-end, diversified, registered investment company that currently offers units of beneficial interest ("Shares") in seventeen separate investment portfolios ("Funds"). The Fund is advised by The Pacific Alliance division of Union Bank of California, N.A. (the "Adviser"). Shareholders may purchase Shares of the Fund through three separate classes (Class A and Class B Shares (collectively, the "Retail Shares") and Fiduciary Shares). These classes may have different sales charges and other expenses, which may affect performance. Information regarding HighMark's other Funds and other classes is contained in separate prospectuses that may be obtained from HighMark's Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-433-6884.

         For information concerning those investors who qualify to purchase Fiduciary Shares, see PURCHASE AND REDEMPTION OF SHARES below. (Fiduciary Shares may be hereinafter referred to as "Shares.")

                              INVESTMENT OBJECTIVE

         The investment objective of the Fund is as follows:

         The Small Cap Value Fund seeks to provide long-term capital appreciation.

         The investment objective and certain of the investment limitations of the Fund may not be changed without a vote of the holders of a majority of the outstanding Shares of the Fund (as defined under GENERAL
INFORMATION--Miscellaneous below). There can be no assurance that the Fund will achieve its investment objective.

                              INVESTMENT POLICIES

         Under normal market conditions, the Fund will invest at least 65% of its total assets in domestic and foreign equity securities, including common stocks, rights and warrants to purchase common stocks, American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), other depositary receipts, preferred stocks and securities (including debt securities) convertible into or exercisable for common stocks. The Fund's investments primarily consist of the equity securities of companies with equity capitalizations within the range of market capitalizations of issuers comprising the relevant market small capitalization index, the S&P 600 (domestically) and the _________________(internationally).

         The Advisor and Sub-Advisor will generally invest Fund assets in stocks with favorable, long-term fundamental characteristics which the Advisor or Sub-Advisor believes are undervalued in the marketplace. Frequently, these stocks are out of favor in the financial community and in which investors see little opportunity for rapid price appreciation. If there are not enough securities which meet the Advisor's or the Sub-Advisor's value-oriented investment criteria, the Fund may hold cash reserves temporarily. The Advisor or the Sub-Advisor may also temporarily reduce equity holdings and hold cash reserves for defensive purposes in response to adverse market conditions. While the Fund is not subject to any specific geographic diversification requirements, it currently intends to diversify its international investments among countries to reduce currency risks. Under normal market conditions, the Advisor expects that it will generally allocate approximately 25% of the Fund's total assets to foreign securities. The Advisor will periodically reallocate the Fund's assets in order to maintain such allocation. Such reallocation shall be performed in the Advisor's discretion, but, in any event, such reallocation shall occur not less frequently than monthly. Equity markets around the world can fluctuate significantly, but tend not to move in lockstep. Declining prices in one region may be offset by rising prices in another. Investments will be made primarily in equity securities of companies domiciled in developed countries, but may be made in developing countries as well. Typically the Fund will invest no more than 5% of its total assets in any one security at the time of purchase. Under normal markets with respect to its foreign investments, the Fund typically will invest up to the greater of either (a) 20% of its total assets in any one industry group or foreign country at the time of purchase or (b) 150% of the weighting of such country or industry as represented in the Morgan Stanley Capital International EAFE Index at the time of purchase, provided that the Fund's investment in any industry will never exceed 25% of the Fund's total
assets at the time of purchase.   Exposure to emerging markets in the Fund will
usually be limited so that no more than approximately 20% of the Fund's total assets will be invested in foreign securities.

                                    GENERAL

MONEY MARKET INSTRUMENTS

         Under normal market conditions, the Fund may invest up to 35% of its total assets in money market instruments. When market conditions indicate a temporary "defensive" investment strategy as determined by the Advisor or the Sub-Advisor, the Fund may invest more than 35% of its total assets in money market instruments. The Fund will not be pursuing its investment objective to the extent that a substantial portion of its assets are invested in money market instruments.

ILLIQUID AND RESTRICTED SECURITIES

         The Fund shall limit investment in illiquid securities to 15% or less of its net assets. Generally, an "illiquid security" is any security that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the Fund has valued the instrument. The absence of a trading market can make it difficult to ascertain the market value of illiquid securities. The Fund may purchase restricted securities which have not been registered under the Securities Act of 1933 (e.g., Rule 144A Securities and Section 4(2) commercial paper) subject to policies approved by the Board of Trustees. See INVESTMENT RESTRICTIONS in the Statement of Additional Information.

LENDING OF PORTFOLIO SECURITIES

         In order to generate additional income, the Fund may lend its portfolio securities to broker-dealers, banks or other institutions. The Fund may lend portfolio securities in an amount representing up to 33 1/3% of the value of the Fund's total assets.

OTHER INVESTMENTS

         The Fund may enter into repurchase agreements and reverse repurchase agreements.

         The Fund may enter into forward commitments or purchase securities on a "when-issued" basis. The Fund expects that its commitments to enter into forward commitments or purchase when-issued securities will not exceed 25% of the value of its total assets under normal market conditions. The Fund does not intend to purchase when-issued securities or forward commitments for speculative or leveraging purposes but only for the purpose of acquiring portfolio securities.

         The Fund may invest in other registered investment companies with similar investment objectives. The Fund may invest up to 5% of its total assets in the shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other registered investment companies. In accordance with an exemptive order issued to HighMark by the Securities and Exchange Commission, such other registered investment company securities may include shares of a money market fund of HighMark, and may include registered investment companies for which the Advisor or Sub-Advisor to a Fund of HighMark, or an affiliate of such Advisor or Sub-Advisor, serves as investment advisor, administrator or distributor.

         Because other registered investment companies employ an investment advisor, such investment by the Fund may cause Shareholders to bear duplicative fees. The Advisor and Sub-Advisor will waive their fees attributable to the assets of the investing Fund invested in a money market fund advised by the Advisor or Sub-Advisor, and, to the extent required by applicable law, the Advisor and Sub-Advisor will waive their fees attributable to the assets of the Fund invested in any investment company. See "INVESTMENT RESTRICTIONS" in the Statement of Additional Information.

         The Fund may write covered calls on its equity securities and enter into closing transactions with respect to covered call options. The Fund may also buy and sell options, futures contracts and options on futures and invest in options, futures contracts and options on futures, unit investment trusts (for example, SPDRs and Diamonds), and investment grade bonds. The aggregate value of options on securities (long puts and calls) will not exceed 10% of the Fund's net assets at the time such options are purchased by the Fund. The Fund may enter into futures and options on futures only to the extent that obligations under such contracts or transactions, together with options on securities, represent not more than 25% of the Fund's assets. The Fund may purchase options in stock indices to invest cash on an interim basis. The aggregate premium paid on all options on stock indices cannot exceed 20% of the Fund's total assets. All of the common stocks in which the Fund invests (including foreign securities in the form of ADRs but not including Rule 144A Securities) are traded on registered exchanges or in the over-the-counter market.

         For further information, see "DESCRIPTION OF PERMITTED INVESTMENTS."

RISK FACTORS

         To the extent the Fund invests in equity securities, the Fund's Shares will fluctuate in value, and thus may be more suitable for long-term investors who can bear the risk of short-term fluctuations.

         Equity Securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which represent an ownership interest in a company, are probably the most recognized type of equity security. Equity securities have historically outperformed most other securities, although their prices can be volatile in the short term. Market conditions, political, economic and even company-specific news can cause significant changes in the price of a stock. Smaller companies (as measured by market capitalization), sometimes called small-cap companies or small-cap stocks, may be especially sensitive to these factors.

         The Fund may invest in securities issued or guaranteed by foreign corporations or foreign governments, their political subdivisions, agencies or instrumentalities and obligations of supranational entities such as the World Bank and the Asian Development Bank, which securities prices in foreign markets are generally subject to different economic, financial, political and social factors than are the prices of securities in U.S. markets. Any investments in these securities will be in accordance with the Fund's investment objective and policies, and are subject to special risks, such as adverse political and economic developments, possible seizure, nationalization or expropriation of foreign investments, less stringent disclosure requirements, changes in foreign currency exchange rates, limitations on liquidity, increased costs associated with the conversion of foreign currency into U.S. dollars, the possible establishment of exchange controls or taxation at the source or the adoption of other foreign governmental restrictions. To the extent that the Fund may invest in securities of foreign issuers that are not traded on any exchange, there is a further risk that these securities may not be readily marketable. Moreover, securities of foreign issuers generally will not be registered with the SEC, and such issuers will generally not be subject to the SEC's reporting requirements. Accordingly, there is likely to be less publicly available information concerning certain of the foreign issuers of securities held by a Portfolio than is available concerning U.S. companies. Foreign companies are also generally not subject to uniform accounting, auditing or financial reporting standards, or to practices and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign broker-dealers, financial institutions and listed companies than exist in the U.S. The Fund will not hold foreign currency for investment or hedging purposes.

         Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the currencies in which the Fund's securities are denominated may have a detrimental impact on the Fund.

         Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy's base, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging markets countries.

         Emerging markets typically have substantially less volume than U.S. markets. In addition, securities in many of such markets are less liquid, and their prices often are more volatile, than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets may be uninvested. Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund's incurring additional costs and delays in the transportation and custody of such securities.

         Currency risk is one of the factors considered by the Sub-Advisor in determining the portion of the Fund's assets to be invested in the securities of an issuer. However, the Sub-Advisor will not employ currency hedging in the Fund. The Sub-Advisor believes that for the long-term investor, currency fluctuations have not historically been a major risk component in a diversified equity portfolio. It believes that in the long-run the costs of hedging have outweighed the benefits. In addition, the Sub-Advisor believes that the currency component of foreign stock returns is an important part of the diversifying benefit of international investing. Foreign currencies can act as a diversifying tool within a portfolio to the extent that one currency's depreciation is offset by another's appreciation.

         Convertible securities include corporate bonds, notes or preferred stocks that can be converted into common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into common stock, their values will normally vary in some proportion with those of the underlying common stock. Convertible securities usually provide a higher yield than the underlying common stock, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying common stock. The value of convertible securities that pay dividends or interest, like the value of all fixed-income securities, generally fluctuates inversely with changes in interest rates. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price. The Fund will not purchase any convertible debt security or convertible preferred stock unless it has been rated as investment grade at the time of acquisition by a NRSRO or that is not rated but is determined to be of comparable quality by the Advisor.

         Given the uncertainty of the future value of emerging growth companies and companies in special equity situations, the risk of possible decline in value of the Fund's net assets are significant. Companies in which the Fund invests may offer greater opportunities for capital appreciation than larger more established companies, but investment in such companies may involve certain special risks. These risks may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management. The securities of such companies are often traded in the over-the-counter market and may not be traded in volumes typical on a national securities exchange. Thus, the securities of emerging growth companies may be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies. Since a "special equity situation" may involve a significant change from a company's past experiences, the uncertainties in the appraisal of the future value of the company's equity securities and the risk of a possible decline in the value of the Fund's investments are significant.

                               PORTFOLIO TURNOVER

         The Fund's portfolio turnover rate will not be a factor preventing a sale or purchase when the Advisor believes investment considerations warrant. The Fund's portfolio turnover rate may vary greatly from year to year as well as within a particular year. High portfolio turnover rates generally will result in correspondingly higher brokerage and other transactions costs to the Fund and could involve the realization of capital gains that would be taxable when distributed to Shareholders of the Fund. See FEDERAL TAXATION.

                       PURCHASE AND REDEMPTION OF SHARES

         The Fund is divided into three classes of Shares, Class A, Class B and Fiduciary. Only the following investors qualify to purchase a Fund's Fiduciary
Shares: (i) fiduciary, advisory, agency, custodial and other similar accounts maintained with Union Bank of California, N.A. or its affiliates; (ii) SelectIRA accounts established with The Bank of California, N.A. and invested in any of HighMark's Equity or Fixed Funds prior to June 20, 1994, which have remained continuously open thereafter and which are not considered to be fiduciary accounts; (iii) Shareholders who currently own Shares of HighMark's Equity or Fixed Income Funds that were purchased prior to June 20, 1994 within an account registered in their name with the Funds; (iv) present and retired directors, officers and employees (and their spouses and children under the age of 21) of Union Bank of California, N.A., HighMark's current or former distributors or their respective affiliated companies who currently own Shares of HighMark Funds which were purchased before April 30, 1997; and (v) Registered investment advisors, regulated by a federal or state governmental authority, or financial planners who are purchasing Fiduciary Shares for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who are compensated by their clients on the basis of an ad valorem fee. For a description of investors who qualify to purchase Retail Shares, see the Retail Shares prospectus of the Funds.

         Purchases and redemptions of Shares of the Fund may be made on days on which the Exchange is open for business ("Business Days"). The minimum initial investment is generally $1,000 for the Fund and the minimum subsequent investment is generally only $100. For present and retired directors, officers, and employees (and their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co. and their affiliates, the minimum initial investment is $250 and the minimum subsequent investment is $50. The Fund's initial and subsequent minimum purchase amounts may be waived if purchases are made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans, or 401(k) or similar plans. However, the minimum investment may be waived in the Distributor's discretion. Shareholders may place orders by telephone.

         Purchase orders will be effective if the Distributor receives an order before 1:00 p.m., Pacific time (4:00 p.m., Eastern time) and the custodian receives Federal funds before the close of business on the next Business Day. The purchase price of Shares of the Fund is the net asset value next determined after a purchase order is received and accepted by HighMark. The net asset value per Share of the Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding Shares of the Fund. Net asset value per share is determined daily as of 1:00 p.m., Pacific time (4:00 p.m., Eastern time) as of the close of regular trading on the Exchange on any Business Day. Purchases will be made in full and fractional Shares of HighMark calculated to three decimal places. Purchase or redemption orders received after the net asset value per share has been determined will be priced at the next Business Day's net asset value per share. HighMark reserves the right to reject a purchase order when the Distributor or Advisor determines that it is not in the best interest of HighMark and/or its Shareholders to accept such order.

         Shares of the Fund are offered only to residents of states in which the Shares are eligible for purchase.

         Shareholders who desire to redeem shares of HighMark must place their redemption orders prior to 1:00 p.m., Pacific time (4:00 p.m., Eastern time), on any Business Day for the order to be accepted on that Business Day. The redemption price is the net asset value of the Fund next determined after receipt by the Distributor of the redemption order. Payment on redemption will be made as promptly as possible and, in any event, within seven calendar days after the redemption order is received. The Fund reserves the right to make payment for redemptions in securities rather than cash.

         Neither HighMark's transfer agent nor HighMark will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. HighMark and its transfer agent will each employ reasonable procedures to confirm that telephone instructions are genuine. Such procedures may include taping of telephone conversations. If market conditions are extraordinarily active or other extraordinary circumstances exist, and you experience difficulties placing redemption orders by telephone, you may wish to consider placing your order by other means.

                              EXCHANGE PRIVILEGES

         As indicated under GENERAL INFORMATION--Description of HighMark & Its Shares, certain of HighMark's Funds issue three classes of Shares (Class A and Class B Shares (collectively, "Retail Shares") and Fiduciary Shares); as of the date of this Prospectus, the Distribution Plan and distribution fee payable thereunder are applicable only to such Fund's Retail Shares. A Shareholder's eligibility to exchange into a particular class of Shares will be determined at the time of the exchange. The Shareholder must supply, at the time of the exchange, the necessary information to permit confirmation of qualification.

         The Fund's Shares may be exchanged for Shares of the class of the various other Funds of HighMark which the Shareholder qualifies to purchase directly so long as the Shareholder maintains the applicable minimum account balance in the Fund in which he or she owns Shares and satisfies the minimum initial and subsequent purchase amounts of the Fund into which the Shares are exchanged. Shareholders may exchange their Fiduciary Shares for Fiduciary Shares of another Fund on the basis of the relative net asset value of the Fiduciary Shares exchanged. Shareholders may also exchange Fiduciary Shares of the Fund for Retail Shares of another Fund. Under such circumstances, the cost of the acquired Retail Shares will be the net asset value per share plus the appropriate sales load.

         Exchanges will be made on the basis of the relative net asset values of the Shares exchanged plus any applicable sales charge. Exchanges are subject to the terms and conditions stated herein and the terms and conditions stated in the respective prospectuses of the Funds.

         Certain entities (including participating organizations and Union Bank of California and its affiliates), however, may charge customers a fee with respect to exchanges made on the customer's behalf. Information about these charges, if any, can be obtained by the entity effecting the exchange and this Prospectus should be read in conjunction with that information.

         A Shareholder wishing to exchange Shares in the Fund may do so by contacting the transfer agent at 1-800-433-6884. Exchanges will be effected on any Business Day at the net asset value of the Funds involved in the exchange next determined after the exchange request is received by the transfer agent.

         An exchange is considered to be a sale of Shares for federal income tax purposes on which a Shareholder may realize a capital gain or loss. Exchange privileges may be exercised only in those states where Shares of such other Funds of HighMark may legally be sold. HighMark may materially amend or terminate the exchange privileges described herein upon sixty days' notice.


                                   DIVIDENDS

         The net income of the Fund is declared and paid periodically as a dividend to Shareholders of record at the close of business on the day of declaration. Net realized capital gains are distributed at least annually to Shareholders of record.

         Shareholders will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares of the Fund at net asset value as of the date of declaration (which is also the ex-dividend date), unless the Shareholder elects to receive such dividends or distributions in cash. Shareholders wishing to receive their dividends in cash (or wishing to revoke a previously made election) must notify the transfer agent at P.O. Box 8416, Boston, MA 02266-8416, and such election (or revocation thereof) will become effective with respect to dividends and distributions having record dates after notice has been received. Dividends paid in additional Shares receive the same tax treatment as dividends paid in cash.

                                     TAXES

FEDERAL TAXATION

         The Fund intends to qualify for treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), and to distribute substantially all of its net investment income and net realized capital gains so that the Fund is not required to pay federal taxes on these amounts.

         For the Fund distributions of ordinary income and/or an excess of net short-term capital gain over net long-term capital loss are treated for federal income tax purposes as ordinary income to Shareholders. With respect to the Fund, the 70 percent dividends received deduction for corporations generally will apply to these distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction when received by the Fund if the Fund were a regular corporation, and to the extent designated by the Fund as so qualifying. A corporate Shareholder will only be eligible to claim a dividends received deduction with respect to a dividend from the Fund if the corporate Shareholder held its Shares on the ex-dividend date and for at least 45 other days during the 90-day period surrounding the ex-dividend date. Distributions by the Fund of net gains on capital assets held for more than one year but not more than 18 months and of net gains on capital assets held for more than 18 months are taxable to Shareholders as such, regardless of how long the Shareholder has held Shares of the Fund. Such distributions are not eligible for the dividends received deduction. If a Shareholder disposes of Shares in the Fund at a loss before holding such Shares for longer than six months, such loss will be treated as a long-term capital loss to the extent the Shareholder has received long-term capital gain distributions on the Shares.

         To the extent dividends paid to Shareholders are derived from taxable income (for example, from interest on certificates of deposit or repurchase agreements), or from long-term or short-term capital gains, such dividends will be subject to federal income tax, whether such dividends are paid in the form of cash or additional Shares. A Shareholder should consult his or her tax advisor for special advice.

         Under the Code, dividends attributable to interest on certain private activity bonds issued after August 7, 1986 must be included in alternative minimum taxable income for the purpose of determining liability (if any) for the federal alternative minimum tax. In addition, exempt-interest dividends will be included in a corporation's "adjusted current earnings" for purposes of the alternative minimum tax (except to the extent derived from interest on certain private activity bonds issued after August 7, 1986, which interest would already be included in alternative minimum taxable income as a specific item of tax preference).

         Prior to purchasing Shares of the Fund, the impact of dividends or capital gain distributions that are expected to be declared or have been declared, but not paid, should be carefully considered. Dividends or capital gain distributions received after a purchase of Shares are subject to federal income taxes, although in some circumstances, the dividends or distributions may be, as an economic matter, a return of capital to the Shareholder. A Shareholder should consult his or her advisor for specific advice about the tax consequences to the Shareholder of investing in the Fund.

         Fund investments in foreign securities may be subject to withholding taxes at the source on dividend or interest payments. In that case, the Fund's yield on those securities would be decreased. If at the end of the Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund intends to make an election permitted by the Internal Revenue Code to treat any foreign taxes paid by it in respect of foreign securities the Fund has held for at least the minimum period specified in the Code as paid by its Shareholders. In this case, Shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents generally will be required to include in U.S. taxable income their pro rata share of such taxes, but may then generally be entitled to deduct their share of such taxes. Alternatively, such Shareholders who hold Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date will be entitled to claim a foreign tax credit for their share of these taxes. The Fund does not expect to be eligible to elect to permit shareholders to claim a credit or deduction on their income tax return for their pro rata share of such foreign taxes.

         Fund transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

         Investment in an entity that qualifies as a "passive foreign investment company" under the Code could subject the Fund to a U.S. federal income tax or other charge on certain "excess distributions" received with respect to the investment, and on the proceeds from disposition of the investment.

         Additional information regarding federal taxes is contained in the Statement of Additional Information. However, the foregoing and the material in the Statement of Additional Information are only brief summaries of some of the important tax considerations generally affecting the Fund and its Shareholders. In addition, the foregoing discussion and the federal tax information in the Statement of Additional Information are based on tax laws and regulations which are in effect as of the date of this Prospectus; these laws and regulations may subsequently change, and such changes could be retroactive.

         Shareholders will be advised at least annually as to the federal income tax status of distributions made during the year.

                              SERVICE ARRANGEMENTS

THE ADVISOR

         The investment advisory division of Union Bank of California, N.A., serves as the Fund's investment advisor. Subject to the general supervision of HighMark's Board of Trustees, the Advisor manages the Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of the Fund's investment securities, and maintains the Fund's records relating to such purchases and sales. The Advisor oversees the investment advisory services provided to the Fund and manages the domestic portion of the Fund's assets.

         For the expenses assumed and services provided by the Advisor as the Fund's investment advisor, the Advisor receives a fee from the Fund, computed daily and paid monthly, at the annual rate of 1.00% of the Fund's average daily net assets. Depending on the size of the Fund, this fee may be higher than the advisory fee paid by most mutual funds, although the Board of Trustees believes it will be comparable to advisory fees paid by many funds having similar objectives and policies.

         The Advisor may from time to time agree to voluntarily reduce its advisory fee, however, it is not currently doing so for the Fund. While there can be no assurance that the Advisor will choose to make such an agreement, any voluntary reductions in the Advisor's advisory fee will lower the Fund's expenses, and thus increase the Fund's yield and total return, during the period such voluntary reductions are in effect.

         UnionBanCal Corporation, the parent of Union Bank of California, N.A., is a publicly held corporation, but is principally held by The Bank of Tokyo-Mitsubishi, Ltd. As of March 31, 1998, UnionBanCal Corporation and its subsidiaries had approximately $30.9 billion in consolidated assets. The investment advisory division of Union Bank of California's Trust and Investment Management Group, as of March 31, 1998, had approximately $16.2 billion of assets under management. The Advisor, with a team of approximately 45 stock and bond research analysts, portfolio managers and traders, has been providing investment management services to individuals, institutions and large corporations since 1917.

         All investment decisions for the Fund are made by a team of investment professionals, all of whom take an active part in the decision making process. The team leaders for the Fund are as follows:

         Richard Earnest. Mr. Earnest, Senior Vice President of the Advisor, will serve as team co-leader of the Fund. He has been with Union Bank of California, N.A., and its predecessor, Union Bank, since 1964.

         Elizabeth Pearce. Ms. Pearce, Vice President of the Advisor, will serve as team co-leader of the Fund. She has been with the Union Bank of California, N.A., and its predecessor, The Bank of California, N.A., since 1994. From 1988 to 1994 she was employed as the Director of Research by Anderson Capital Management.

         Subject to Board review, the Advisor allocates and, when appropriate, reallocates the Fund's assets between itself and Brandes, monitors and evaluates Brandes's performance, and oversees Brandes's compliance with the Fund's investment objectives, policies and restrictions.

THE SUB-ADVISOR

         The Advisor and Brandes have entered into an investment subadvisory agreement relating to the Fund (the "Investment Sub-Advisory Agreement"). Under the Investment Sub-Advisory Agreement, Brandes will make the day-to-day investment decisions for the foreign securities of the Fund, subject to the supervision of, and policies established by, the Advisor and the Trustees of HighMark.

         Brandes is a California limited partnership organized in May 1996 as the successor to its general partner, Brandes Investment Partners, Inc., which (through various predecessor entities) has been providing investment advisory services since 1974. Brandes serves as portfolio manager to mutual funds, employee benefit funds and other institutional clients. As of March 31, 1998, Brandes managed approximately $21 billion assets.

         Brandes is entitled to a fee, which is calculated daily and paid monthly out of the Advisor's fee, at an annual rate of .50% of the average daily net assets of the Fund that have been allocated to Brandes.

         The Fund's assets invested in foreign securities and managed by Brandes are team-managed by Brandes' Investment Committee, whose members are senior portfolio management professionals of the firm.

ADMINISTRATOR

         SEI Fund Resources (the "Administrator") and HighMark are parties to an administration agreement (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator provides HighMark with certain management services, including all necessary office space, equipment, personnel, and facilities.

         The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of the Fund. The Administrator may waive its fee or reimburse various expenses to the extent necessary to limit the total operating expenses of the Fund's Fiduciary Shares. Any such waiver is voluntary and may be terminated at any time in the Administrator's sole discretion. The Administrator is not currently waiving any portion of its fee.

         Pursuant to a separate agreement with the Administrator, Union Bank of California, N.A. performs sub-administration services on behalf of the Fund, for which it receives a fee paid by the Administrator at the annual rate of up to 0.05% of the average daily net assets of the Fund. A description of the services performed by Union Bank of California pursuant to this Agreement is contained in the Statement of Additional Information.

THE TRANSFER AGENT

         State Street Bank and Trust Company serves as the transfer agent, dividend disbursing agent, and as a shareholder servicing agent for the Fiduciary Shares of HighMark for which services it receives a fee.

SHAREHOLDER SERVICE PLAN

         To support the provision of Shareholder services to both classes of Shares, HighMark has adopted a Shareholder Service Plan. A description of the services performed by service providers pursuant to the Shareholder Service Plan is contained in the Statement of Additional Information. In consideration of services provided by any service provider, which may include Union Bank of California, N.A., Bank of Tokyo-Mitsubishi, Ltd., or their respective affiliates, the Fund may pay a fee at the rate of up to 0.25% of its average daily net assets to such service provider. The service provider may waive such fees at any time. Any such waiver is voluntary and may be terminated at any time. Currently, such fees are being waived to the rate of 0.10% of the average daily net assets for the Fund.

DISTRIBUTOR

         SEI Investments Distribution Co. (the "Distributor") and HighMark are parties to a distribution agreement ("Distribution Agreement"). The Distribution Agreement is renewable annually and may be terminated by the Distributor, by a majority vote of the Disinterested Trustees or by a majority vote of the outstanding securities of HighMark upon not more than 60 days written notice by either party, or upon assignment by the Distributor. Fiduciary Shares are not subject to HighMark's Distribution Plan or a distribution fee.

BANKING LAWS

         Union Bank of California believes that it may perform the services for the Fund contemplated by its investment advisory agreement with HighMark without a violation of applicable banking laws and regulations. Union Bank of California also believes that it may perform sub-administration and sub-accounting services on behalf of the Fund, for which it receives compensation from SEI Fund Resources without a violation of applicable banking laws and regulations. Future changes in federal or state statutes and regulations relating to permissible activities of banks or bank holding companies and their subsidiaries and affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could change the manner in which Union Bank of California or the Advisor could continue to perform such services for the Fund. For a further discussion of applicable banking laws and regulations, see the Statement of Additional Information.

CUSTODIAN

         Union Bank of California also serves as the custodian and as a shareholder servicing agent for the Fund. The Custodian holds cash securities and other assets of HighMark as required by the 1940 Act.

         Services performed by Union Bank of California, as the Fund's shareholder servicing agent and custodian, as well as the basis of remuneration for such services, are described in the Statement of Additional Information.

                              GENERAL INFORMATION

DESCRIPTION OF HIGHMARK & ITS SHARES

         HighMark was organized as a Massachusetts business trust on March 10, 1987, and consists of seventeen series of Shares open for investment representing units of beneficial interest in HighMark's Growth Fund, Income Equity Fund, Balanced Fund, Value Momentum Fund, Blue Chip Growth Fund, Emerging Growth Fund, International Equity Fund, Bond Fund, Intermediate-Term Bond Fund, Government Securities Fund, Convertible Securities Fund, California Intermediate Tax-Free Bond Fund, Diversified Money Market Fund, U.S. Government Obligations Money Market Fund, 100% U.S. Treasury Obligations Money Market Fund, California Tax-Free Money Market Fund, and Small Cap Value Fund. Shares of each Fund are freely transferable, are entitled to distributions from the assets of the Fund as declared by the Board of Trustees, and, if HighMark were liquidated, would receive a pro rata share of the net assets attributable to that Fund. Shares are without par value.

         As noted above, pursuant to a Multiple Class Plan on file with the Securities and Exchange Commission permitting the issuance and sale of three classes of Shares in selected Funds. Shares of such Funds have been divided into three classes, designated Class A and Class B Shares (collectively, "Retail Shares") and Fiduciary Shares. For information regarding the Retail Shares of the Funds, interested persons may contact the Distributor for a prospectus at 1-800-433-6884.

PERFORMANCE INFORMATION

         From time to time, HighMark may advertise the aggregate total return, average annual total return, yield and distribution rate with respect to the Fiduciary Shares of the Fund. Performance information is computed separately for the Fund's Retail and Fiduciary Shares in accordance with the formulas described below.

         The aggregate total return and average annual total return of the Fund may be quoted for the life of the Fund and for ten-year, five-year, three-year, and one-year periods, in each case through the most recent calendar quarter. Aggregate total return is determined by calculating the change in the value of a hypothetical $1,000 investment in the Fund over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The ending redeemable value includes dividends and capital gain distributions reinvested at net asset value. Average annual total return is calculated by annualizing the Fund's aggregate total return over the relevant number of years. The resulting percentage indicates the average positive or negative investment results that an investor in the Fund would have experienced on an annual basis from changes in Share price and reinvestment of dividends and capital gain distributions.

         The yield of the Fund is determined by annualizing the net investment income per Share of the Fund during a specified thirty-day period and dividing that amount by the per Share public offering price of the Fund on the last day of the period.

         The distribution rate of the Fund is determined by dividing the income and capital gains distributions, or where indicated the income distributions alone, on a Share of the Fund over a twelve-month period by the per Share public offering price of the Fund on the last day of the period.

         The Fund may periodically compare its performance to the performance of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical); financial and business publications and periodicals; broad groups of comparable mutual funds; unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or other investment alternatives.

         All performance information presented for the Fund is based on past performance and does not predict future performance.

MISCELLANEOUS

         Shareholders will be sent unaudited semi-annual reports and annual reports audited by independent public accountants.

         Shareholders are entitled to one vote for each Share held in the Fund as determined on the record date for any action requiring a vote by the Shareholders, and a proportionate fractional vote for each fractional Share held. Shareholders of HighMark will vote in the aggregate and not by series or class except (i) as otherwise expressly required by law or when HighMark's Board of Trustees determines that the matter to be voted upon affects only the interests of the Shareholders of a particular series or particular class, and
(ii) only Retail Shares will be entitled to vote on matters submitted to a Shareholder vote relating to the Distribution Plan. HighMark is not required to hold regular annual meetings of Shareholders, but may hold special meetings from time to time.

         HighMark's Trustees are elected by Shareholders, except that vacancies may be filled by vote of the Board of Trustees. Trustees may be removed by the Board of Trustees, or by Shareholders at a meeting called for such purpose.
For information about how Shareholders may call such a meeting and communicate with other Shareholders for that purpose, see ADDITIONAL INFORMATION--Miscellaneous in the Statement of Additional Information.

         Inquiries may be directed in writing to SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling toll free 1-800-433-6884.

                      DESCRIPTION OF PERMITTED INVESTMENTS

         The following is a description of permitted investments for the Fund.

         AMERICAN DEPOSITARY RECEIPTS (ADRs) and EUROPEAN DEPOSITARY RECEIPTS
(EDRs)--Receipts, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

         BANKERS' ACCEPTANCES--Bills of exchange or time drafts drawn on and accepted by commercial banks. They are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

         CERTIFICATES OF DEPOSIT--Negotiable interest-bearing instruments with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

         COMMERCIAL PAPER--Unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months. Purchase of such instruments involves a risk of default by the issuer.

         COMMON STOCK--Units of ownership of a public corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock. For the most part, however, common stock has more potential for appreciation.

         CONVERTIBLE BONDS AND CONVERTIBLE PREFERRED STOCK--Convertible Bonds are bonds convertible into a set number of shares of another form of security (usually common stock) at a prestated price. Convertible bonds have characteristics similar to both fixed-income and equity securities. Convertible preferred stock is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Convertible preferred stock is preferred stock exchangeable for a given number of common stock shares, and has characteristics similar to both fixed-income and equity securities. Because of the conversion feature, the market value of convertible bonds and convertible preferred stock tend to move together with the market value of the underlying stock. As a result, a Fund's selection of convertible bonds and convertible preferred stock is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible bonds and convertible preferred stock is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

         DERIVATIVES--Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options (e.g., puts and calls), options on futures, swap agreements, and some mortgage-backed securities (CMOs, REMICs, IOs and POs). See elsewhere in this "DESCRIPTION OF PERMITTED INVESTMENTS" for discussions of these various instruments, and see "INVESTMENT OBJECTIVES" and "INVESTMENT POLICIES" for more information about any policies and limitations applicable to their use.

         FORWARD FOREIGN CURRENCY CONTRACTS--The Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward currency contracts to protect against uncertainty in the level of future exchange rates between particular currencies or between foreign currencies in which the Fund's securities are or may be denominated. A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. Under normal circumstances, consideration of the prospect for changes in currency exchanges rates will be incorporated into the Fund's long-term investment strategies. However, the Advisor and Sub-Advisor believe that it is important to have the flexibility to enter into forward currency contracts when it determines that the best interests of the Fund will be served.

         When the Advisor and Sub-Advisor believe that the currency of a particular country may suffer a significant decline against another currency, the Fund may enter into a currency contract to sell, for the appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

         At the maturity of a forward contract, the Fund may either sell a fund security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligations to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

         FUTURES AND OPTIONS ON FUTURES--Some futures strategies, including selling futures, buying puts and writing calls, reduce a Fund's exposure to price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase market exposure. Futures and options may be combined with each other in order to adjust the risk and return characteristics of the overall portfolio.

         Options and futures can be volatile instruments, and involve certain risks that, if applied at an inappropriate time, could negatively impact a Fund's return.

         LOAN PARTICIPATIONS--Loan participations are interests in loans to U.S. corporations (i.e., borrowers) which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member ("intermediary bank"). In a loan participation, the borrower of the underlying loan will be deemed to be the issuer of the participation interest (except to the extent a purchasing Fund derives its rights from the intermediary bank). Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, a Fund may encounter delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of such borrower because it may be necessary under the terms of the loan participation, for the Fund to assert its rights against the borrower through the intermediary bank. Moreover, under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that a Fund may also be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is limited, and any such participation purchased by a Fund may be regarded as illiquid.

         MONEY MARKET INSTRUMENTS--Short-term, debt instruments or deposits and may include, for example, (i) commercial paper rated within the highest rating category by a NRSRO at the time of investment, or, if not rated, determined by the Advisor to be of comparable quality; (ii) obligations (certificates of deposit, time deposits, bank master notes, and bankers' acceptances) of thrift institutions, savings and loans, U.S. commercial banks (including foreign branches of such banks), and U.S. and foreign branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations rated within the three highest rating categories by a NRSRO (e.g., at least A by S&P or A by Moody's) at the time of investment, or, if not rated, determined by the Advisor to be of comparable quality; (iv) general obligations issued by the U.S. Government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); (v) receipts, including TRs, TIGRs and CATS; (vi) repurchase agreements involving such obligations; (vii) loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Fund may invest; (viii) money market funds and (ix) foreign commercial paper.

         Certain of the obligations in which a Fund may invest may be variable or floating rate instruments, may involve conditional or unconditional demand features and may include variable amount master demand notes.

         OBLIGATIONS OF SUPRANATIONAL ENTITIES--Obligations of supranational entities are established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World
Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.

         OPTIONS--Under a call option, the purchaser of the option has the right to purchase, and the writer (the Fund) the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to purchase, the underlying security at the exercise price during the option period.

         In addition, the Fund may buy options on stock indices to invest cash on an interim basis. Such options will be listed on a national securities exchange. In order to close out an option position, a Fund may enter into a "closing purchase transaction"--the purchase of an option on the same security with the same exercise price and expiration date as the option contract previously written on any particular security. When the security is sold, a Fund effects a closing purchase transaction so as to close out any existing option on that security.

         There are risks associated with such investments including the following: (1) the success of a hedging strategy may depend on the ability of the Advisor or Sub-Advisor to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of securities held by a Fund and the price of options; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

         OPTIONS ON CURRENCIES--The Fund may purchase options and write covered call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage the Fund's exposure to changes in dollar exchange rates. Call options on foreign currency written by the Fund will be "covered" which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by the Fund, the Fund will establish a segregated account with its Custodian consisting of cash, U.S. government securities or other liquid high grade debt securities in an amount of equal to the amount the Fund would be required to pay upon exercise of the put.

         RECEIPTS--Interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of such receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TR's"), "Treasury Investment Growth Receipts" ("TIGR's"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TR's, TIGR's and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying securities. See also "FEDERAL TAXATION."

         REPURCHASE AGREEMENTS--Agreements whereby a Fund will acquire securities from approved financial institutions or registered broker-dealers that agree to repurchase the securities at a mutually agreed-upon date and price. The repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value equal to [100]% of the resale price stated in the agreement. Repurchase agreements involving government securities are not subject to a Fund's fundamental investment limitation on purchasing securities of any one issuer. If the seller defaults on its repurchase obligation or becomes insolvent, the Fund holding such obligations would suffer a loss to the extent that either the proceeds from a sale of the underlying portfolio securities were less than the repurchase price or the Fund's disposition of the securities was delayed pending court action. Securities subject to repurchase agreements will be held by a qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940 (the "1940 Act").

         REVERSE REPURCHASE AGREEMENTS--A Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund's investment objective and fundamental investment restrictions; as a matter of non-fundamental policy, each Fund intends to limit such investments to no more than 10% of the value of its total assets.
Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund's investment objective having a value equal to 102% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

         RULE 144A SECURITIES--Rule 144A Securities are securities that have not been registered under the Securities Act of 1933, but which may be traded between certain qualified institutional investors, including investment companies. The absence of a secondary market may affect the value of the Rule 144A Securities. The Board of Trustees of HighMark has established guidelines and procedures to be utilized to determine the liquidity of such securities.

         SECURITIES ISSUED ON A FORWARD COMMITMENT BASIS OR WHEN-ISSUED SECURITIES--Securities purchased for delivery beyond the normal settlement date at a stated price and yield and which thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. When a Fund agrees to purchase when-issued securities or enter into forward commitments, HighMark's custodian will be instructed to set aside cash or liquid portfolio securities equal to the amount of the commitment in a segregated account. A Fund will generally not pay for such securities and no income will accrue on the securities until they are received. These securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Therefore, the purchase of securities on a

"when-issued" basis or forward commitments may increase the risk of fluctuations in a Fund's net asset value.

         SECURITIES LENDING--During the time portfolio securities are on loan from a Fund, the borrower will pay the Fund any dividends or interest paid on the securities. In addition, loans will be subject to termination by the Fund or the borrower at any time and, while a Fund will generally not have the right to vote securities on loan, it will terminate the loan and regain the right to vote if that is considered important with respect to the investment. While the lending of securities may subject a Fund to certain risks, such as delays or an inability to regain the securities in the event the borrower were to default on its lending agreement or enter into bankruptcy, a Fund will receive 100% collateral in the form of cash or U.S. Government securities. This collateral will be valued daily by the lending agent, with oversight by the Advisor, and, should the market value of the loaned securities increase, the borrower will be required to furnish additional collateral to the Fund.

         SECURITIES SUBJECT TO A PUT FEATURE--A "put" feature permits a Fund to sell a fixed income security at a fixed price prior to maturity. The underlying fixed income securities subject to a put may be sold at any time at the market rates. However, unless the put was an integral part of the fixed income security as originally issued, it may not be marketable or assignable. Generally, a premium is paid for a put feature or a put feature is purchased separately which results in a lower yield than would otherwise be available for the same fixed income securities.

         STANDARD & POOR'S DEPOSITARY RECEIPTS (SPDRs)--SPDRs are interests in a unit investment trust holding a portfolio of securities linked to the S&P 500 Index. SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that constitutes the S&P 500 Index. For further information regarding SPDRs, see the Statement of Additional Information.

         TIME DEPOSITS--Non-negotiable receipts issued by U.S. or foreign banks in exchange for the deposit of funds. Like certificates of deposit, they earn a specified rate of interest over a definite period of time; however, they cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

         UNIT INVESTMENT TRUST--Investment vehicle, registered with the SECURITIES AND EXCHANGE COMMISSION under the INVESTMENT COMPANY ACT OF 1940, that purchases a fixed PORTFOLIO of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or PREFERRED STOCK. Units in the trust, which usually cost at least $1,000, are sold to investors by brokers, for a LOAD charge of about 4%, Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal. Most brokerage firms maintain a SECONDARY MARKET in the trusts they sell, so that units can be resold if necessary.

         U.S. GOVERNMENT AGENCY SECURITIES--Certain Federal agencies have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the U.S. Treasury. The issues of other agencies are supported only by the credit of the instrumentality (e.g., FNMA securities).

         U.S. TREASURY OBLIGATIONS--Bills, notes, and bonds issued by the U.S. Treasury, as well as separately traded interest and principal component parts of such obligations known as Separately Traded Registered Interest and Principal Securities ("STRIPS") that are transferable through the Federal book-entry system.

         U.S. Government Securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from otherwise comparable corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will in many cases not affect interest income on existing portfolio securities, but will be reflected in the Fund's net asset value. Because the magnitude of these fluctuations will generally be greater at times when a Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer-term securities.

         VARIABLE AND FLOATING RATE INSTRUMENTS--Obligations that may carry variable or floating rates of interest, may involve conditional or unconditional demand features and may include variable amount master demand notes. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.

         WARRANTS--Securities that entitle the holder to buy a proportionate amount of common stock at a specified price for a limited or unlimited period of time. Warrants are often freely transferable and are traded on major stock exchanges.

                    HIGHMARK SMALL CAP VALUE FUND PROSPECTUS

                            INVESTMENT PORTFOLIO OF
                                 HIGHMARK FUNDS
                   FOR FURTHER INFORMATION (INCLUDING CURRENT
                  YIELD, PURCHASE AND REDEMPTION INFORMATION),
                              CALL 1-800-433-6884
                OR VISIT OUR WEB SITE AT WWW.HIGHMARK-FUNDS.COM

INVESTMENT ADVISOR
Pacific Alliance,
a division of Union Bank of California, N.A.
475 Sansome Street
Post Office Box 45000
San Francisco, CA 94104

SUB-ADVISOR
Brandes Investment Partners, L.P.
12750 High Bluff Drive
San Diego, CA  92130

CUSTODIAN
Union Bank of California, N.A.
475 Sansome Street
Post Office Box 45000
San Francisco, CA 94104

ADMINISTRATOR & DISTRIBUTOR
SEI Investments Fund Resources and
SEI Investments Distribution Co.
Oaks, PA  19456

LEGAL COUNSEL
Ropes & Gray
One Franklin Square
1301 K Street, N.W., Suite 800 East
Washington, D.C.  20005

AUDITORS
Deloitte & Touche LLP
50 Fremont Street
San Francisco, CA  94105-2230

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY HIGHMARK OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY HIGHMARK OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

NOT FDIC INSURED

                              CROSS REFERENCE SHEET

                          HIGHMARK SMALL CAP VALUE FUND
                                  RETAIL SHARES

FORM N-1A PART A ITEM                              PROSPECTUS CAPTION
---------------------                              ------------------

1.  Cover Page                                     Cover Page

2.  Synopsis                                       Fee Table

3.  Condensed Financial Information                Financial Highlights; Performance
                                                   Information

4.  General Description of Registrant              Fund Description; Investment
                                                   Objectives; Investment Policies; General
                                                   Information--Description of HighMark &
                                                   Its Shares

5.  Management of the Fund                         Service Arrangements

5A.  Management's Discussion of Fund
        Performance                                Inapplicable

6.  Capital Stock and Other Securities             How to Purchase Shares; Exchange
                                                   Privileges; Redemption of Shares;
                                                   Dividends; Federal Taxation; Service
                                                   Arrangements--Administrator; Distributor;
                                                   The Distribution Plan; General
                                                   Information--Description of HighMark &
                                                   Its Shares; General Information--
                                                   Miscellaneous

7.  Purchase of Securities Being Offered           How to Purchase Shares; Exchange
                                                   Privileges; Service Arrangements--
                                                   Administrator; Distributor; The
                                                   Distribution Plan

8.  Redemption or Repurchase                       Redemption of Shares

9.  Pending Legal Proceedings                      Inapplicable

                                 HIGHMARK FUNDS

                              SMALL CAP VALUE FUND

        HighMark Funds ("HighMark") is an open-end, diversified, registered investment company that offers a convenient means of investing in one or more professionally managed portfolios of securities. This Prospectus relates to the Class A and Class B Shares of HighMark's:

                                  RETAIL SHARES

        HighMark's Retail Shares are offered to investors who are not fiduciary clients of Union Bank of California, N.A., and who are not otherwise eligible for HighMark's Fiduciary Shares.

        This Prospectus sets forth concisely the information about HighMark and the Fund that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated the same date as this Prospectus has been filed with the Securities and Exchange Commission and is available without charge by writing the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-433-6884. The Statement of Additional Information is incorporated into this Prospectus by reference. This Prospectus relates only to the Retail Shares of the Fund. Interested persons who wish to obtain a prospectus for other Funds and classes of HighMark may contact the Distributor at the above address and telephone number.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
         COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR
          ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR
             ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

HIGHMARK'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING UNION BANK OF CALIFORNIA, N.A., BANK OF
TOKYO-MITSUBISHI, LIMITED OR ANY OF THEIR AFFILIATES OR CORRESPONDENTS. HIGHMARK'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN HIGHMARK INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

______________, 1998
Retail Shares

                                     SUMMARY

        HIGHMARK FUNDS ("HighMark") is an open-end, diversified, registered investment company providing a convenient way to invest in professionally managed portfolios of securities. The following provides basic information about the Class A and Class B Shares (collectively, "Retail Shares") of the Small Cap Value Fund (the "Fund"). This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in the Prospectus and in the Statement of Additional Information.

        WHAT ARE THE FUND'S INVESTMENT OBJECTIVES? THE SMALL CAP VALUE FUND seeks to provide long-term capital appreciation. (See "INVESTMENT OBJECTIVES.")

        WHAT ARE THE FUND'S PERMITTED INVESTMENTS? The Fund primarily invests, consistent with its investment objective, in equity securities, including common and preferred stocks, convertible securities and rights and to purchase common stocks, of domestic and foreign "Small Companies." Small Companies are generally defined as issuers having market capitalization within the range of market capitalizations of issueres comprising the relevant market small capitalization index. Currently the relevant market indexes used are the S&P 600 (domestically) and the ______________ (internationally). These indexes may be changed without prior notice to shareholders. (See "INVESTMENT POLICIES.")

        WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE FUND? The investment policies of the Fund entail certain risks and considerations of which an investor should be aware. Common stocks and other equity securities of Small Companies that the Fund invests in are more volatile and may fluctuate in value more than investments in companies with larger market capitalizations. In addition, the securities of foreign issuers, including emerging market issuers, in which the Fund may invest may be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established growth companies in the U.S. (See "Risk Factors.")

        ARE MY INVESTMENTS INSURED? HighMark's Shares are not federally insured by the FDIC or any other government agency. Any guarantee by the U.S. Government, its agencies or any instrumentalities of the securities in which the Fund invests guarantees only the payment of principal and interest on the guaranteed security, and does not guarantee the total return or value of the security or total return or value of Shares of the Fund.

        WHO IS THE ADVISOR? The investment advisory division of Union Bank of California, N.A. serves as the Advisor to HighMark. (See "The Advisor.")

        WHO IS THE SUB-ADVISOR? Brandes Investment Partners, L.P. ("Brandes") serves as the Sub-Advisor to the Fund responsible for managing the foreign securities portion of the Fund's assets. (See "The Sub-Advisor.")

        WHO IS THE ADMINISTRATOR? SEI Investments Fund Resources serves as the Administrator of HighMark. (See "The Administrator.")

        WHO IS THE CUSTODIAN? Union Bank of California, N.A. (the "Bank") serves as the custodian of HighMark's assets. (See "The Custodian.")

        WHO IS THE DISTRIBUTOR? SEI Investments Distribution Co. acts as distributor of HighMark's Shares. (See "The Distributor.")

        HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions may be made through the Distributor on days on which the New York Stock Exchange is open for business ("Business Days"). The minimum initial investment is generally $1,000. A purchase order will be effective if the Distributor receives an order prior to 1:00 p.m., Pacific time (4:00 p.m., Eastern time). Purchase orders for Class A Shares will be executed at a per Share price equal to the net asset value next determined after the purchase order is effective (plus any applicable sales charge). Purchase orders for Class B Shares will be executed at a per Share price equal to the net asset value next determined after the purchase order is effective, without an initial sales charge, but Class B Shares will be subject to a contingent deferred sales charge if they are redeemed within six years after purchase. Redemption orders must be placed prior to 1:00 p.m., Pacific time (4:00 p.m., Eastern time) on any Business Day for the order to be effective that day. (See "HOW TO PURCHASE SHARES" and "REDEMPTION OF SHARES.")

        HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (exclusive of capital gains) of the Fund is distributed in the form of periodic dividends to Shareholders of record. Any capital gain is distributed at least annually. Distributions are paid in additional Shares unless the Shareholder elects to take the payment in cash. (See "DIVIDENDS.")

                                TABLE OF CONTENTS

                                                                                           PAGE
                                                                                           ----

SUMMARY .....................................................................................2

FEE TABLE....................................................................................6

FUND DESCRIPTION.............................................................................8

INVESTMENT OBJECTIVE.........................................................................8

INVESTMENT POLICIES..........................................................................8

GENERAL .....................................................................................9
        Money Market Instruments.............................................................9
        Illiquid and Restricted Securities...................................................9
        Lending of Portfolio Securities......................................................9
        Other Investments....................................................................9
        Risk Factors........................................................................11

PORTFOLIO TURNOVER..........................................................................13

HOW TO PURCHASE SHARES......................................................................13
        How to Purchase By Mail.............................................................14
        How to Purchase By Wire.............................................................15
        How to Purchase Through an Automatic Investment Plan ("AIP")........................15
        How to Purchase Through Financial Institutions......................................15
        Alternative Sales Charge Options....................................................16
        Class A Shares:  Front-End  Sales Charges...........................................17
        Letter of Intent....................................................................18
        Rights of Accumulation..............................................................18
        Sales Charge Waivers................................................................18
        Reductions for Qualified Groups.....................................................20
        Class B Shares......................................................................20
        Contingent Deferred Sales Charge....................................................20

EXCHANGE PRIVILEGES.........................................................................21

REDEMPTION OF SHARES........................................................................23
        By Mail.............................................................................23
        Telephone Transactions..............................................................23
        Systematic Withdrawal Plan ("SWP")..................................................24

DIVIDENDS...................................................................................25

TAXES.......................................................................................26
        Federal Taxation....................................................................26

SERVICE ARRANGEMENTS........................................................................27
        The Advisor.........................................................................27
        The Sub-Advisor.....................................................................28
        Administrator.......................................................................29
        The Transfer Agent..................................................................29
        Shareholder Service Plan............................................................30
        Distributor.........................................................................30
        The Distribution Plans..............................................................30
        Banking Laws........................................................................31
        Custodian...........................................................................32

GENERAL INFORMATION.........................................................................32
        Description of HighMark & Its Shares................................................32
        Performance Information.............................................................32
        Miscellaneous.......................................................................33

DESCRIPTION OF PERMITTED INVESTMENTS........................................................34

                                    FEE TABLE

                                       Class A            Class B
                                       Shares             Shares
                                       -------            -------

SHAREHOLDER TRANSACTION
        EXPENSES(a)
    Maximum Sales Load Imposed on       4.50%                0%
        Purchases (as a percentage of
        offering price)
    Maximum Sales Load Imposed on          0%                0%
    Reinvested Dividends (as a
        percentage of offering price)
    Deferred Sales Load (as a              0%             5.00%
        percentage of original purchase
        price or redemption proceeds, as
        applicable)(b)
    Redemption Fees (as a percentage       0%                0%
        of amount redeemed, if
        applicable)(c)
    Exchange Fee(a)                      $ 0               $ 0
ANNUAL OPERATING EXPENSES
    (as a percentage of net assets)
    Management Fees (after voluntary
        reduction)                      1.00%             1.00%
    12b-1 Fees (after voluntary
        reduction) (d)                  0.25%             0.75%
    Other Expenses (after voluntary
        reduction)(e)                   0.58%             0.73%
                                        -----             ----
    Total Fund Operating
        Expenses(f)                     1.83%             2.48%
                                        =====             =====

EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.

                                       1 YEAR          3 YEARS*
                                       ------          -------

Small Cap Value Fund
  Class A Shares                          $63              $100
  Class B Shares                          $75              $107

 * Class B Shares automatically convert to Class A Shares after eight years.

    The purpose of the tables above is to assist an investor in the Fund in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of each Fund's annual operating expenses, see SERVICE ARRANGEMENTS below. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    Long-term shareholders of Class A Shares may pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by rules of the National Association of Securities Dealers, Inc.

(a) Certain entities (including Union Bank of California and its affiliates) making investments in the Fund on behalf of their customers may charge customers fees for services provided in connection with the investment in, redemption of, and exchange of Shares. (See HOW TO PURCHASE SHARES, EXCHANGE PRIVILEGES, REDEMPTION OF SHARES, and SERVICE ARRANGEMENTS below.)

(b) A Contingent Deferred Sales Charge of 1.00% will be assessed against the proceeds of any redemption request relating to Class A Shares of the Fund that were purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, but only where such redemption request is made within one year of the date the Shares were purchased.

(c) A wire redemption charge is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See REDEMPTION OF SHARES below.)

(d) As indicated under SERVICE ARRANGEMENTS -- the Distribution Plan below, the Distributor may voluntarily reduce the 12b-1 fee.

(e) Absent voluntary fee waivers, OTHER EXPENSES would be: 0.73% for the Class A Shares of the Fund and 0.73% for the Class B Shares of the Fund.

(f) Absent voluntary fee waivers, TOTAL FUND OPERATING EXPENSES would be: 2.23% for the Class A Shares of the Fund and 3.23% for the Class B Shares of the Fund.

                                FUND DESCRIPTION

        HighMark is an open-end, diversified, registered investment company that currently offers units of beneficial interest ("Shares") in seventeen separate investment portfolios ("Funds"). The Fund is advised by the Pacific Alliance division of Union Bank of California, N.A. (the "Advisor"). Shareholders may purchase Shares of the Fund through three separate classes (Class A and Class B (collectively, the "Retail Shares") and "Fiduciary" classes). These classes may have different sales charges and other expenses, which may affect performance. Information regarding HighMark's other Funds and other classes is contained in separate prospectuses that may be obtained from HighMark's Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-433-6884.

        For information concerning those investors who qualify to purchase Retail Shares, sales charges and the operation of HighMark's Distribution Plan, see HOW TO PURCHASE SHARES and SERVICE ARRANGEMENTS--Administrator & Distributor--The Distribution Plan below. (Retail Shares may be hereinafter referred to as "Shares.")

                              INVESTMENT OBJECTIVE

        The investment objective of the Fund is as follows:

        The Small Cap Value Fund seeks to provide long-term capital appreciation.

        The investment objective and certain of the investment limitations of the Fund may not be changed without a vote of the holders of a majority of the outstanding Shares of the Fund (as defined under GENERAL
INFORMATION--Miscellaneous below). There can be no assurance that the Fund will achieve its investment objective.

                               INVESTMENT POLICIES

         Under normal market conditions, the Fund will invest at least 65% of its total assets in domestic and foreign equity securities, including common stocks, rights and warrants to purchase common stocks, American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), other depositary receipts, preferred stocks and securities (including debt securities) convertible into or exercisable for common stocks. The Fund's investments primarily consist of the equity securities of companies with equity capitalizations within the range of market capitalizations of issuers comprising the relevant market small capitalization index, the S&P 600 (domestically) and the _________________________ (internationally).

        The Advisor and Sub-Advisor will generally invest Fund assets in stocks with favorable, long-term fundamental characteristics which the Advisor or Sub-Advisor believes are undervalued in the marketplace. Frequently, these stocks are out of favor in the financial community and in which investors see little opportunity for rapid price appreciation. If there are not enough securities which meet the Advisor's or the Sub-Advisor's value-oriented investment criteria, the Fund may hold cash reserves temporarily. The Advisor or the Sub-Advisor may also temporarily reduce equity holdings and hold cash reserves for defensive purposes in response to adverse market conditions. While the Fund is not subject to any specific geographic diversification requirements, it currently intends to diversify its international investments among countries to reduce currency risks. Under normal market conditions, the Advisor expects that it will generally allocate approximately 25% of the Fund's total assets to foreign securities. The Advisor will periodically reallocate the Fund's assets in order to maintain such allocation. Such reallocation shall be performed in the Advisor's discretion, but, in any event, such reallocation shall occur not less frequently than monthly. Equity markets around the world can fluctuate significantly, but tend not to move in lockstep. Declining prices in one region may be offset by rising prices in another. Investments will be made primarily in equity securities of companies domiciled in developed countries, but may be made in developing countries as well. Typically the Fund will invest no more than 5% of its total assets in any one security at the time of purchase. Under normal markets with respect to its foreign investments, the Fund typically will invest up to the greater of either (a) 20% of its total assets in any one industry group or foreign country at the time of purchase or (b) 150% of the weighting of such country or industry as represented in the Morgan Stanley Capital International EAFE Index at the time of purchase, provided that the Fund's investment in any industry will never exceed 25% of the Fund's total assets at the time of purchase. Exposure to emerging markets in the Fund will usually be limited so that no more than approximately 20% of the Fund's total assets will be invested in foreign securities.


                                     GENERAL

MONEY MARKET INSTRUMENTS

        Under normal market conditions, the Fund may invest up to 35% of its total assets in money market instruments. When market conditions indicate a temporary "defensive" investment strategy as determined by the Advisor or the Sub-Advisor, the Fund may invest more than 35% of its total assets in money market instruments. The Fund will not be pursuing its investment objective to the extent that a substantial portion of its assets are invested in money market instruments.

ILLIQUID AND RESTRICTED SECURITIES

        The Fund shall limit investment in illiquid securities to 15% or less of its net assets. Generally, an "illiquid security" is any security that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the Fund has valued the instrument. The absence of a trading market can make it difficult to ascertain the market value of illiquid securities. The Fund may purchase restricted securities which have not been registered under the Securities Act of 1933 (e.g., Rule 144A Securities and
Section 4(2) commercial paper) subject to policies approved by the Board of Trustees. See INVESTMENT RESTRICTIONS in the Statement of Additional Information.

LENDING OF PORTFOLIO SECURITIES

        In order to generate additional income, the Fund may lend its portfolio securities to broker-dealers, banks or other institutions. The Fund may lend portfolio securities in an amount representing up to 33 1/3% of the value of the Fund's total assets.

OTHER INVESTMENTS

        The Fund may enter into repurchase agreements and reverse repurchase agreements.

        The Fund may enter into forward commitments or purchase securities on a "when-issued" basis. The Fund expects that its commitments to enter into forward commitments or purchase when-issued securities will not exceed 25% of the value of its total assets under normal market conditions. The Fund does not intend to purchase when-issued securities or forward commitments for speculative or leveraging purposes but only for the purpose of acquiring portfolio securities.

        The Fund may invest in other registered investment companies with similar investment objectives. The Fund may invest up to 5% of its total assets in the shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other registered investment companies. In accordance with an exemptive order issued to HighMark by the Securities and Exchange Commission, such other registered investment company securities may include shares of a money market fund of HighMark, and may include registered investment companies for which the Advisor or Sub-Advisor to a Fund of HighMark, or an affiliate of such Advisor or Sub-Advisor, serves as investment advisor, administrator or distributor.

        Because other registered investment companies employ an investment advisor, such investment by the Fund may cause Shareholders to bear duplicative fees. The Advisor and the Sub-Advisor will waive their fees attributable to the assets of the investing Fund invested in a money market fund advised by the Advisor or the Sub-Advisor, and, to the extent required by applicable law, the Advisor and the Sub-Advisor will waive their fees attributable to the assets of the Fund invested in any investment company. See "INVESTMENT RESTRICTIONS" in the Statement of Additional Information.

        The Fund may write covered calls on its equity securities and enter into closing transactions with respect to covered call options. The Fund may also buy and sell options, futures contracts and options on futures and invest in options, futures contracts and options on futures, unit investment trusts (for example, SPDRs and Diamonds), and investment grade bonds. The aggregate value of options on securities (long puts and calls) will not exceed 10% of the Fund's net assets at the time such options are purchased by the Fund. The Fund may enter into futures and options on futures only to the extent that obligations under such contracts or transactions, together with options on securities, represent not more than 25% of the Fund's assets. The Fund may purchase options in stock indices to invest cash on an interim basis. The aggregate premium paid on all options on stock indices cannot exceed 20% of the Fund's total assets. All of the common stocks in which the Fund invests (including foreign securities in the form of ADRs but not including Rule 144A Securities) are traded on registered exchanges or in the over-the-counter market.

        For further information, see "DESCRIPTION OF PERMITTED INVESTMENTS."

RISK FACTORS

        To the extent the Fund invests in equity securities, the Fund's Shares will fluctuate in value, and thus may be more suitable for long-term investors who can bear the risk of short-term fluctuations.

        Equity Securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which represent an ownership interest in a company, are probably the most recognized type of equity security. Equity securities have historically outperformed most other securities, although their prices can be volatile in the short term. Market conditions, political, economic and even company-specific news can cause significant changes in the price of a stock. Smaller companies (as measured by market capitalization), sometimes called smallcap companies or small-cap stocks, may be especially sensitive to these factors.

        The Fund may invest in securities issued or guaranteed by foreign corporations or foreign governments, their political subdivisions, agencies or instrumentalities and obligations of supranational entities such as the World Bank and the Asian Development Bank, which securities prices in foreign markets are generally subject to different economic, financial, political and social factors than are the prices of securities in U.S. markets. Any investments in these securities will be in accordance with the Fund's investment objective and policies, and are subject to special risks, such as adverse political and economic developments, possible seizure, nationalization or expropriation of foreign investments, less stringent disclosure requirements, changes in foreign currency exchange rates, limitations on liquidity, increased costs associated with the conversion of foreign currency into U.S. dollars, the possible establishment of exchange controls or taxation at the source or the adoption of other foreign governmental restrictions. To the extent that the Fund may invest in securities of foreign issuers that are not traded on any exchange, there is a further risk that these securities may not be readily marketable. Moreover, securities of foreign issuers generally will not be registered with the SEC, and such issuers will generally not be subject to the SEC's reporting requirements. Accordingly, there is likely to be less publicly available information concerning certain of the foreign issuers of securities held by a Portfolio than is available concerning U.S. companies. Foreign companies are also generally not subject to uniform accounting, auditing or financial reporting standards, or to practices and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign broker-dealers, financial institutions and listed companies than exist in the U.S. The Fund will not hold foreign currency for investment or hedging purposes.

        Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the currencies in which the Fund's securities are denominated may have a detrimental impact on the Fund.

        Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy's base, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging markets countries.

        Emerging markets typically have substantially less volume than U.S. markets. In addition, securities in many of such markets are less liquid, and their prices often are more volatile, than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets may be uninvested. Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund's incurring additional costs and delays in the transportation and custody of such securities.

        Currency risk is one of the factors considered by the Sub-Advisor in determining the portion of the Fund's assets to be invested in the securities of an issuer. However, the Sub- Advisor will not employ currency hedging in the Fund. The Sub-Advisor believes that for the long-term investor, currency fluctuations have not historically been a major risk component in a diversified equity portfolio. It believes that in the long-run the costs of hedging have outweighed the benefits. In addition, the Sub-Advisor believes that the currency component of foreign stock returns is an important part of the diversifying benefit of international investing. Foreign currencies can act as a diversifying tool within a portfolio to the extent that one currency's depreciation is offset by another's appreciation.

        Convertible securities include corporate bonds, notes or preferred stocks that can be converted into common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into common stock, their values will normally vary in some proportion with those of the underlying common stock. Convertible securities usually provide a higher yield than the underlying common stock, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying common stock. The value of convertible securities that pay dividends or interest, like the value of all fixed-income securities, generally fluctuates inversely with changes in interest rates. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price. The Fund will not purchase any convertible debt security or convertible preferred stock unless it has been rated as investment grade at the time of acquisition by a NRSRO or that is not rated but is determined to be of comparable quality by the Advisor.

        Given the uncertainty of the future value of emerging growth companies and companies in special equity situations, the risk of possible decline in value of the Fund's net assets are significant. Companies in which the Fund invests may offer greater opportunities for capital appreciation than larger more established companies, but investment in such companies may involve certain special risks. These risks may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management. The securities of such companies are often traded in the over-the-counter market and may not be traded in volumes typical on a national securities exchange. Thus, the securities of emerging growth companies may be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies. Since a "special equity situation" may involve a significant change from a company's past experiences, the uncertainties in the appraisal of the future value of the company's equity securities and the risk of a possible decline in the value of the Fund's investments are significant.


                               PORTFOLIO TURNOVER

        The Fund's portfolio turnover rate will not be a factor preventing a sale or purchase when the Advisor believes investment considerations warrant. The Fund's portfolio turnover rate may vary greatly from year to year as well as within a particular year. High portfolio turnover rates generally will result in correspondingly higher brokerage and other transactions costs to the Fund and could involve the realization of capital gains that would be taxable when distributed to Shareholders of the Fund. See FEDERAL TAXATION.



                             HOW TO PURCHASE SHARES

        The Fund is divided into three classes of Shares, Class A, Class B and Fiduciary. Class A Shares may be purchased at net asset value plus a sales charge. Class B Shares may be purchased at net asset value without an initial sales charge, but are subject to a contingent deferred sales charge if they are redeemed within six years after purchase. For a description of investors who qualify to purchase Fiduciary Shares, see the Fiduciary Shares prospectus of the Funds. HighMark's Retail Shares are offered to investors who are not fiduciary clients of Union Bank of California, N.A., and who are not otherwise eligible for HighMark's Fiduciary Shares.

        Retail Shares are sold on a continuous basis by HighMark's Distributor, SEI Investments Distribution Co. The principal office of the Distributor is Oaks, Pennsylvania 19456. If you wish to purchase Shares, you may contact your investment professional or telephone HighMark at 1-800-433-6884. Investors may be charged a fee if they effect transactions in fund shares through a broker or agent.

        The minimum initial investment is generally $1,000 for the Fund and the minimum subsequent investment is generally only $100. For present and retired directors, officers, and employees (and their spouses and children under the age of 21) of Union Bank of California, SEI Financial Services Company and their affiliates, the minimum initial investment is $250 and the minimum subsequent investment is $50. A Fund's initial and subsequent minimum purchase amounts may be waived if purchases are made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans, or 401(k) or similar plans. Purchases and redemption of Shares of the Fund may be made on days on which the New York Stock Exchange is open for business ("Business Days").

        Purchase orders for Class A Shares will be executed at a per Share price equal to the net asset value next determined after the receipt of the purchase order by the Distributor (plus any applicable sales charge). Purchase orders for Class B Shares will be executed at a per Share price equal to the net asset value next determined after the receipt of a purchase order by the Distributor, without an initial sales charge, but B Shares will be subject to a contingent deferred sales charge if they are redeemed within six years after purchase. The net asset value per Share of the Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding Shares of the Fund. Net asset value per Share is determined daily as of 1:00 p.m., Pacific time (4:00 p.m. Eastern time), on any Business Day. Purchases will be made in full and fractional Shares of HighMark calculated to three decimal places. HighMark reserves the right to reject a purchase order when the Distributor or the Advisor determines that it is not in the best interest of HighMark and/or its Shareholders to accept such order.

        The securities in the Fund will be valued at market value. If market quotations are not available, the securities will be valued by a method that HighMark's Board of Trustees believes accurately reflects fair value. Although the methodology and procedures for determining net asset value are identical for Class A and Class B Shares, the net asset value per share of such classes may differ because of the higher distribution expenses charged to B Class Shares. For further information about valuation of investments in the Fund, see the Statement of Additional Information.

        Shares of the Fund are offered only to residents of states in which the Shares are eligible for purchase.

HOW TO PURCHASE BY MAIL

        You may purchase Shares of the Fund by completing and signing an Account Application form and mailing it, along with a check (or other negotiable bank instrument or money order) payable to "HighMark Funds (Fund Name)," to the transfer agent at P.O. Box 8416, Boston, Massachusetts 02266-8416. All purchases made by check should be in U.S. dollars and made payable to "HighMark Funds (Fund Name)." Third party checks, credit card checks or cash will not be accepted. You may purchase more Shares at any time by mailing payment also to the transfer agent at the above address. Orders placed by mail will be executed on receipt of your payment. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred.

        You may obtain Account Application Forms for the Fund by calling the Distributor at 1-800-433-6884.

HOW TO PURCHASE BY WIRE

        You may purchase Shares of the Fund by wiring Federal funds, provided that your Account Application has been previously received. You must wire funds to the transfer agent and the wire instructions must include your account number. You must call the transfer agent at 1-800-433-6884 before wiring any funds. An order to purchase Shares by Federal funds wire will be deemed to have been received by the Fund on the Business Day of the wire; provided that the Shareholder wires funds to the transfer agent prior to 1:00 p.m., Pacific time (4:00 p.m., Eastern time). If the transfer agent does not receive the wire by 1:00 p.m., Pacific time (4:00 p.m., Eastern time), the order will be executed on the next Business Day.

HOW TO PURCHASE THROUGH AN AUTOMATIC INVESTMENT PLAN ("AIP")

        You may arrange for periodic additional investments in the Fund through automatic deductions by Automated Clearing House ("ACH") from a checking account by completing this section in the Account Application form. The minimum pre-authorized investment amount is $100 per month. For present and retired directors, officers, and employees (and their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co., and their affiliates the minimum pre-authorized investment amount is $50 per month. The AIP is available only for additional investments to an existing account.

HOW TO PURCHASE THROUGH FINANCIAL INSTITUTIONS

        Shares of the Fund may be purchased through financial institutions, including the Advisor, that provide distribution assistance or Shareholder services. Shares purchased by persons ("Customers") through financial institutions may be held of record by the financial institution. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the transfer agent for effectiveness the same day. Customers should contact their financial institution for information as to that institution's procedures for transmitting purchase, exchange or redemption orders to HighMark.

        Customers who desire to transfer the registration of Shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish such change.

        Depending upon the terms of a particular Customer account, a financial institution may charge a Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution.

ALTERNATIVE SALES CHARGE OPTIONS

        The Two Alternatives: Overview

        You may purchase shares of the Fund at a price equal to their net asset value per share plus a sales charge which, at your election, may be imposed either (i) at the time of the purchase (Class A "initial sales charge alternative"), or (ii) on a contingent deferred basis (the Class B "deferred sales charge alternative"). Each class represents the Fund's interest in a portfolio of investments. The classes have the same rights and are identical in all respects except that (i) Class B shares bear the expenses of the deferred sales arrangement and distribution and service fees resulting from such sales arrangement, (ii) each class has exclusive voting rights with respect to approvals of any Rule 12b-1 distribution plan related to that specific class (although Class B shareholders may vote on any distribution fees imposed on Class A shares so long as Class B shares convert into Class A shares), (iii) only Class B shares carry a conversion feature and (iv) each class has different exchange privileges. See "Exchange Privileges." Sales personnel of broker-dealers distributing the Fund's shares, and other persons entitled to receive compensation for selling such shares, may receive differing compensation for selling Class A or Class B shares.

        The alternative purchase arrangement permits you to choose the method of purchasing shares that is more beneficial to you. The amount of your purchase, the length of time you expect to hold the shares, and whether you wish to receive dividends in cash or in additional shares will all be factors in determining which sales charge option is best for you. You should consider whether, over the time you expect to maintain your investment, the accumulated distribution and service fees and contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge on Class A shares, and to what extent such differential would be offset by the expected higher yield of Class A shares. Class A shares will normally be more beneficial to you if you qualify for reduced sales charges as described below.

        The Trustees of HighMark have determined that currently no conflict of interest exists between the Class A and Class B shares. On an ongoing basis, the Trustees of HighMark, pursuant to their fiduciary duties under the Investment Company Act of 1940, as amended (the "1940 Act"), and state laws, will seek to ensure that no such conflict arises.

CLASS A SHARES:  FRONT-END  SALES CHARGES

                                                   Sales Charge as
                             Sales Charge as a       Appropriate          Commission as
                               Percentage of       Percentage of Net      Percentage of
Amount of Purchase Price      Offering Price        Amount Invested        Offering
------------------------      --------------        ---------------        --------


0 - $49,999                         4.50%                 4.71%                 4.05%
$50,000 - $99,999                   4.00%                 4.17%                 3.60%
$100,000 - $249,999                 3.50%                 3.63%                 3.15%
$250,000 - $499,999                 2.50%                 2.56%                 2.25%
$500,000 - $999,999                 1.50%                 1.52%                 1.35%
$1,000,000 and Over*                0.00%                 0.00%                 0.00%

----------
* A contingent deferred sales charge of 1.00% will be assessed against my proceeds of any redemption of such Class A Shares prior to one year from date of purchase.

        The commissions shown in the table apply to sales through authorized dealers and brokers. Under certain circumstances, the Distributor may use its own funds to compensate financial institutions and intermediaries in amounts that are additional to the commissions shown above. In addition, the Distributor may, from time to time and at its own expense, provide promotional incentives in the form of cash or other compensation to certain financial institutions and intermediaries whose registered representatives have sold or are expected to sell significant amounts of the Class A Shares of the Fund. Such other compensation may take the form of payments for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to places within or without the United States. Under certain circumstances, commissions up to the amount of the entire sales charge may be reallowed to dealers or brokers, who might then be deemed to be "underwriters" under the Securities Act of 1933. Commission rates may vary among the Fund.

        In calculating the sales charge rates applicable to current purchases of the Fund's Class A Shares, a "single purchaser" is entitled to cumulate current purchases with the net purchase of previously purchased Class A Shares of the Fund and other of HighMark's funds (the "Eligible Funds") which are sold subject to a comparable sales charge.

        The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing Shares of a Fund for their own account or for trust or custodial accounts for their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account including employee benefit plans created under Sections 401, 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), including related plans of the same employer. To be entitled to a reduced sales charge based upon Class A Shares already owned, the investor must ask the Distributor for such entitlement at the time of purchase and provide the account number(s) of the investor, the investor and spouse, and their minor children, and give the age of such children. The Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

LETTER OF INTENT

        By initially investing at least $1,000 and submitting a Letter of Intent (the "Letter") to the Distributor, a "single purchaser" may purchase Class A Shares of the Fund and the other Eligible Funds during a 13-month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. To receive credit for such prior purchases and later purchases benefitting from the Letter, the Shareholder must notify the transfer agent at the time the Letter is submitted that there are prior purchases that may apply, and, at the time of later purchases, notify the transfer agent that such purchases are applicable under the Letter.

RIGHTS OF ACCUMULATION

        In calculating the sales charge rates applicable to current purchases of Class A Shares, a "single purchaser" is entitled to cumulate current purchases with the current market value of previously purchased Class A Shares of the Fund sold subject to a comparable sales charge.

        To exercise your right of accumulation based upon Shares you already own, you must ask the Distributor for this reduced sales charge at the time of your additional purchase and provide the account number(s) of the investor, as applicable, the investor and spouse, and their minor children. The Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

SALES CHARGE WAIVERS

        The following categories of investors may purchase Class A Shares of the Fund with no sales charge in the manner described below (which may be changed or eliminated at any time by the Distributor):

(1) Existing holders of Class A Shares of the Fund upon the reinvestment of dividend and capital gain distributions on those Shares;

(2) Investment companies advised by the Adviser or distributed by SEI Investments Distribution Co. or its affiliates placing orders on each entity's behalf;

(3)     State and local governments;

(4) Individuals who have received distributions from employee benefit trust accounts administered by Union Bank of California who are rolling over such distributions into an individual retirement account for which the Bank serves as trustee or custodian;

(5) Individuals who purchase Class A Shares with proceeds from a required minimum distribution at age 70 1/2 from their employee benefit qualified plan or an individual retirement account administered by Union Bank of California;

(6) Individuals who purchase Class A Shares with proceeds received in connection with a distribution paid from a Union Bank of California trust or agency account;

(7) Investment advisors or financial planners regulated by a federal or state governmental authority who are purchasing Class A Shares for their own account or for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who charge a management, consulting or other fee for their services; and clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of a broker or agent;

(8) Investors purchasing Class A Shares with proceeds from a redemption of Shares of another open-end investment company (other than HighMark Funds) on which a sales charge was paid if such redemption occurred within thirty (30) days prior to the date of the purchase order. Satisfactory evidence of the purchaser's eligibility must be provided at the time of purchase (e.g., a confirmation of the redemption);

(9) Brokers, dealers and agents who are purchasing for their own account and who have a sales agreement with the Distributor, and their employees (and their spouses and children under the age of 21);

(10) Investors purchasing Class A Shares on behalf of a qualified prototype retirement plan (other than an IRA, SEP-IRA or Keogh) sponsored by Union Bank of California or any other parties;

(11) Purchasers of Class A Shares of the Growth Fund that are sponsors of other investment companies that are unit investment trusts for deposit by such sponsors into such unit investment trusts, and to purchasers of Class A Shares of the Growth Fund that are holders of such unit investment trusts that invest distributions from such investment trusts in Class A Shares of the Growth Fund;

(12) Present and retired directors, partners, officers, and employees (and their spouses and children under the age of 21) of Union Bank of California, N.A., SEI Investments Distribution Co., Brandes Investment Partners, L.P. or their affiliated companies; and

(13) Investors receiving Class A Shares issued in plans of reorganization, such as mergers, asset acquisitions, and exchange offers, to which HighMark is a party.

        With regard to categories 2 through 12 above, the Distributor must be notified that the purchase qualifies for a sales charge waiver at the time of purchase.

REDUCTIONS FOR QUALIFIED GROUPS

        Reductions in sales charges also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar amount of Class A Shares purchased by all members of the qualified group. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring Shares of the Fund at a reduced sales charge, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is (i) any individual or other company who directly or indirectly owns, controls or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls or has the power to vote five percent or more of its outstanding voting securities;
(iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner. Investors seeking to rely on their membership in a qualified group to purchase Shares at a reduced sales load must provide evidence satisfactory to the transfer agent of the existence of a bona fide qualified group and their membership therein.

        All orders from a qualified group will have to be placed through a single source and identified at the time of purchase as originating from the same qualified group, although such orders may be placed into more than one discrete account that identifies HighMark.

CLASS B SHARES

CONTINGENT DEFERRED SALES CHARGE

        If you redeem your Class B shares within six years of purchase and are not eligible for a waiver, you will pay a contingent deferred sales charge at the rates set forth below. You will not be required to pay the contingent deferred sales charge on exchange of your Class B shares of any Fund for Class B shares of any other Fund. See "Exchange Privileges." The charge is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. In addition, no charge is assessed on shares derived from reinvestment of dividends or capital gain distributions.

                                            Contingent Deferred Sales Charge
                                            as a Percentage of Dollar Amount
Years Since Purchase                               Subject to Change
--------------------                               -----------------

First............................................         5.00%
Second...........................................         4.00%
Third............................................         3.00%
Fourth...........................................         3.00%
Fifth............................................         2.00%
Sixth............................................         1.00%
Seventh..........................................         None
Eighth...........................................         None

        In determining whether a particular redemption is subject to a contingent deferred sales charge, it is assumed that the redemption is first of any Class A shares in the shareholder's Fund account, second of Class B shares held for over six years or Class B shares acquired pursuant to reinvestment of dividends or other distributions and third of Class B shares held longest during the six year period. This method should result in the lowest possible sales charge.

        The contingent deferred sales charge is waived on redemption of shares
(i) following the death or disability (as defined in the Code) of a shareholder, or (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2. A Shareholder, or his or her representative, must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for a waiver.

        CONVERSION FEATURE. At the end of the period ending eight years after the beginning of the month in which the shares were issued, Class B shares will automatically convert to Class A shares and will no longer be subject to the Class B distribution and service fees. Such conversion will be on the basis of the relative net asset value of the two classes.


                               EXCHANGE PRIVILEGES

        As indicated under GENERAL INFORMATION--Description of HighMark & Its Shares, the Fund issues three classes of Shares (Class A and Class B Shares (collectively, "Retail Shares") and Fiduciary Shares); as of the date of this Prospectus, the Distribution Plan and distribution fee payable thereunder are applicable only to the Fund's Retail Shares. A Shareholder's eligibility to exchange into a particular class of Shares will be determined at the time of the exchange. The Shareholder must supply, at the time of the exchange, the necessary information to permit confirmation of qualification.

        The Fund's Class A or Class B Shares may be exchanged for Class A or Class B Shares, respectively, of the various other Funds of HighMark which the Shareholder qualifies to purchase directly so long as the Shareholder maintains the applicable minimum account balance in the Fund in which he or she owns Class A or Class B Shares and satisfies the minimum initial and subsequent purchase amounts of the Fund into which the Shares are exchanged. Shareholders may exchange their Class A Shares for Class A Shares of the Fund with the same or lower sales charge on the basis of the relative net asset value of the Class A Shares exchanged. Shareholders may exchange their Class A Shares for Class A Shares of a Fund with a higher sales charge by paying the difference between the two sales charges. Shareholders may also exchange Class A Shares of a money market HighMark Fund for which no sales load was paid for Class A Shares of a non-money market HighMark Fund. Under such circumstances, the cost of the acquired Class A Shares will be the net asset value per share plus the appropriate sales load. If Class A Shares of the money market HighMark Fund were acquired in a previous exchange involving Class A Shares of a non-money market HighMark Fund, then such Class A Shares of the money market HighMark Fund may be exchanged for Class A Shares of a non-money market HighMark Fund without payment of any additional sales load within a twelve month period. In order to receive a reduced sales charge when exchanging into the Fund, the Shareholder must notify HighMark that a sales charge was originally paid and provide sufficient information to permit confirmation of qualification.

        For purposes of calculating the Class B Shares' eight year conversion period or contingent deferred sales charge payable upon redemption, the holding period of Class B Shares of the "old" Fund and the holding period for Class B Shares of the "new" Fund are aggregated.

        Exchanges will be made on the basis of the relative net asset values of the Shares exchanged plus any applicable sales charge. Exchanges are subject to the terms and conditions stated herein and the terms and conditions stated in the respective prospectuses of the Fund.

        Certain entities (including Participating Organizations and Union Bank of California and its affiliates), however, may charge customers a fee with respect to exchanges made on the customer's behalf. Information about these charges, if any, can be obtained by the entity effecting the exchange and this Prospectus should be read in conjunction with that information.

        A Shareholder wishing to exchange Shares in the Fund may do so by contacting the transfer agent at 1-800-433-6884. Exchanges will be effected on any Business Day at the net asset value of the Fund involved in the exchange next determined after the exchange request is received by the transfer agent.

        An exchange is considered to be a sale of Shares for federal income tax purposes on which a Shareholder may realize a capital gain or loss. Exchange privileges may be exercised only in those states where Shares of such other HighMark Funds may legally be sold. HighMark may materially amend or terminate the exchange privileges described herein upon sixty days' notice.


                              REDEMPTION OF SHARES

        You may redeem your Shares of the Fund without charge on any Business Day. There is presently a $15 charge for wiring redemption proceeds to a Shareholder's designated account. Shares may be redeemed by mail, by telephone or through a pre-arranged systematic withdrawal plan. Investors who own Shares held by a financial institution should contact that institution for information on how to redeem Shares.

BY MAIL

        A written request for redemption of Shares of the Fund must be received by the transfer agent, P.O. Box 8416, Boston, Massachusetts 02266-8416 in order to constitute a valid redemption request.

        If the redemption request exceeds $5,000, or if the request directs the proceeds to be sent or wired to an address different from that of record, the transfer agent may require that the signature on the written redemption request be guaranteed. You should be able to obtain a signature guarantee from a bank, broker dealer, credit union, securities exchange or association, clearing agency or savings association. Notaries public cannot guarantee signatures. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption is for not more than $5,000 worth of Shares, (2) the redemption check is payable to the Shareholder(s) of record, and
(3) the redemption check is mailed to the Shareholder(s) at his or her address of record.

TELEPHONE TRANSACTIONS

        You may redeem your Shares of the Fund by calling the transfer agent at 1-800-433-6884. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. You may have the proceeds mailed to your address or wired to a commercial bank account previously designated on your Account Application. There is no charge for having redemption proceeds mailed to you, but there is a $15 charge for wiring redemption proceeds.

        You may request a wire redemption for redemptions of Shares of the Fund in excess of $500 by calling the transfer agent at 1-800-433-6884 who will deduct a wire charge of $15 from the amount of the wire redemption. Shares cannot be redeemed by Federal Reserve wire on Federal holidays restricting wire transfers.

        Neither the transfer agent nor HighMark will be responsible for any loss, liability, cost or expense for acting upon wire or telephone instructions that it reasonably believes to be genuine. HighMark and transfer agent will each employ reasonable procedures to confirm that instructions, communicated by telephone are genuine. Such procedures may include taping of telephone conversations.

        If market conditions are extraordinarily active or other extraordinary circumstances exist, and you experience difficulties placing redemption orders by telephone, you may wish to consider placing your order by mail.

SYSTEMATIC WITHDRAWAL PLAN ("SWP")

        The Fund offers a Systematic Withdrawal Plan ("SWP"), which you may use to receive regular distributions from your account. Upon commencement of the SWP, your account must have a current net asset value of $5,000 or more. You may elect to receive automatic payments via check or ACH of $100 or more on a monthly, quarterly, semi-annual or annual basis. You may arrange to receive regular distributions from your account via check or ACH by completing this section in the Account Application form.

        To participate in the SWP, you must have your dividends automatically reinvested. You should realize that if your automatic withdrawals exceed income dividends, your invested principal in the account will be depleted. Thus, depending on the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per Share, your original investment could be exhausted entirely. You may change or cancel the SWP at any time on written notice to the transfer agent. The transfer agent may require that the signature on the written notice be guaranteed.

        It is generally not in your best interest to be participating in the SWP at the same time that you are purchasing additional Shares if you have to pay a sales load in connection with such purchases. The aggregate withdrawals of Class B Shares in any year pursuant to the SWP will not be subject to the contingent deferred sale charge in an amount up to 10% of the value of the account at the time of the establishment of the SWP. Because automatic withdrawals of Class B Shares in amounts greater than 10% of the initial value of the account will be subject to the contingent deferred sales charge, it may not be in the best interest of Class B Shareholders to participate in the SWP for such amounts.

OTHER INFORMATION REGARDING REDEMPTIONS

        Shareholders who desire to redeem Shares of HighMark must place their redemption orders prior to 1:00 p.m., Pacific time (4:00 p.m., Eastern time), on any Business Day for the order to be accepted on that Business Day. The redemption price is the net asset value of the Fund next determined after receipt by the Distributor of the redemption order, reduced by any applicable contingent deferred sales charge for Class B Shares. Payment on redemption will be made as promptly as possible and, in any event, within seven calendar days after the redemption order is received. The Fund reserves the right to make payment on redemptions in securities rather than cash.

        Payment to the Shareholders for Shares redeemed will be made within seven days after the transfer agent receives the valid redemption request. At various times, however, the Fund may be requested to redeem Shares for which it has not yet received good payment; collection of payment may take ten or more days. In such circumstances, the redemption request will be rejected by the Fund. Once the Fund has received good payment for the Shares a Shareholder may submit another request for redemption.

        Due to the relatively high costs of handling small investments, the Fund reserves the right to redeem your Shares at net asset value, less any applicable contingent deferred sales charge, if your account in the Fund has a value of less than the minimum initial purchase amount. Accordingly, if you purchase Shares of the Fund in only the minimum investment amount, you may be subject to involuntary redemption if you redeem any Shares. Before the Fund exercises its right to redeem such Shares you will be given notice that the value of the Shares in your account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount which will increase the value of the account to at least the minimum amount.


                                    DIVIDENDS

        The net income of the Fund is declared and paid periodically as a dividend to Shareholders of record at the close of business on the day of declaration. Net realized capital gains are distributed at least annually to Shareholders of record.

        Shareholders will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares of the Fund at net asset value as of the date of declaration (which is also the ex-dividend date), unless the Shareholder elects to receive such dividends or distributions in cash. Shareholders wishing to receive their dividends in cash (or wishing to revoke a previously made election) must notify the transfer agent at P.O. Box 8416, Boston, MA 02266-8416, and such election (or revocation thereof) will become effective with respect to dividends and distributions having record dates after notice has been received. Dividends paid in additional Shares receive the same tax treatment as dividends paid in cash. The amount of dividends payable on Class A Shares will be more than the dividends payable on the Class B Shares because of the higher distribution fees paid by Class B Shares.


                                      TAXES

FEDERAL TAXATION

        The Fund intends to qualify for treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), and to distribute substantially all of its net investment income and net realized capital gains so that the Fund is not required to pay federal taxes on these amounts.

        For the Fund distributions of ordinary income and/or an excess of net short-term capital gain over net long-term capital loss are treated for federal income tax purposes as ordinary income to Shareholders. With respect to the Fund, the 70 percent dividends received deduction for corporations generally will apply to these distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction when received by the Fund if the Fund were a regular corporation, and to the extent designated by the Fund as so qualifying. A corporate Shareholder will only be eligible to claim a dividends received deduction with respect to a dividend from the Fund if the corporate Shareholder held its Shares on the ex-dividend date and for at least 45 other days during the 90-day period surrounding the ex-dividend date. Distributions by the Fund of net gains on capital assets held for more than one year but not more than 18 months and of net gains on capital assets held for more than 18 months are taxable to Shareholders as such, regardless of how long the Shareholder has held Shares of the Fund. Such distributions are not eligible for the dividends received deduction. If a Shareholder disposes of Shares in the Fund at a loss before holding such Shares for longer than six months, such loss will be treated as a long-term capital loss to the extent the Shareholder has received long-term capital gain distributions on the Shares.

        To the extent dividends paid to Shareholders are derived from taxable income (for example, from interest on certificates of deposit or repurchase agreements), or from long-term or short-term capital gains, such dividends will be subject to federal income tax, whether such dividends are paid in the form of cash or additional Shares. A Shareholder should consult his or her tax adviser for special advice.

        Under the Code, dividends attributable to interest on certain private activity bonds issued after August 7, 1986 must be included in alternative minimum taxable income for the purpose of determining liability (if any) for the federal alternative minimum tax. In addition, exempt-interest dividends will be included in a corporation's "adjusted current earnings" for purposes of the alternative minimum tax (except to the extent derived from interest on certain private activity bonds issued after August 7, 1986, which interest would already be included in alternative minimum taxable income as a specific item of tax preference).

        Prior to purchasing Shares of the Fund, the impact of dividends or capital gain distributions that are expected to be declared or have been declared, but not paid, should be carefully considered. Dividends or capital gain distributions received after a purchase of Shares are subject to federal income taxes, although in some circumstances, the dividends or distributions may be, as an economic matter, a return of capital to the Shareholder. A Shareholder should consult his or her advisor for specific advice about the tax consequences to the Shareholder of investing in the Fund.

        Fund investments in foreign securities may be subject to withholding taxes at the source on dividend or interest payments. In that case, the Fund's yield on those securities would be decreased. The Fund does not expect to be eligible to elect to permit shareholders to claim a credit or deduction on their income tax return for their pro rata share of such foreign taxes.

        Fund transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

        Investment in an entity that qualifies as a "passive foreign investment company" under the Code could subject the Fund to a U.S. federal income tax or other charge on certain "excess distributions" received with respect to the investment, and on the proceeds from disposition of the investment.

        Additional information regarding federal taxes is contained in the Statement of Additional Information. However, the foregoing and the material in the Statement of Additional Information are only brief summaries of some of the important tax considerations generally affecting each Fund and its Shareholders. In addition, the foregoing discussion and the federal tax information in the Statement of Additional Information are based on tax laws and regulations which are in effect as of the date of this Prospectus; these laws and regulations may subsequently change, and such changes could be retroactive.

        Shareholders will be advised at least annually as to the federal income tax status of distributions made during the year.


                              SERVICE ARRANGEMENTS

THE ADVISOR

        The Investment advisory division of Union Bank of California, N.A., serves as the Fund's investment advisor. Subject to the general supervision of HighMark's Board of Trustees, the Advisor manages the Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of the Fund's investment securities, and maintains the Fund's records relating to such purchases and sales. The Advisor oversees the investment advisory services provided to the Fund and manages the domestic portion of the Fund's assets.

        For the expenses assumed and services provided by the Advisor as the Fund's investment advisor, the Advisor receives a fee from the Fund, computed daily and paid monthly, at the annual rate of 1.00% of the Fund's average daily net assets. Depending on the size of the Fund, this fee may be higher than the advisory fee paid by most mutual funds, although the Board of Trustees believes it will be comparable to advisory fees paid by many funds having similar objectives and policies.

        The Advisor may from time to time agree to voluntarily reduce its advisory fee, however, it is not currently doing so for the Fund. While there can be no assurance that the Advisor will choose to make such an agreement, any voluntary reductions in the Advisor's advisory fee will lower the Fund's expenses, and thus increase the Fund's yield and total return, during the period such voluntary reductions are in effect.

        UnionBanCal Corporation, the parent of Union Bank of California, N.A., is a publicly held corporation, but is principally held by The Bank of Tokyo-Mitsubishi, Ltd. As of March 31, 1998, UnionBanCal Corporation and its subsidiaries had approximately $30.9 billion in consolidated assets. The investment advisory division of Union Bank of California's Trust and Investment Management Group, as of March 31, 1998, had approximately $16.2 billion of assets under management. The Advisor, with a team of approximately 45 stock and bond research analysts, portfolio managers and traders, has been providing investment management services to individuals, institutions and large corporations since 1917.

        All investment decisions for the Fund are made by a team of investment professionals, all of whom take an active part in the decision making process. The team leaders for the Fund are as follows:

        Richard Earnest. Mr. Earnest, Senior Vice President of the Advisor, will serve as team co-leader of the Fund. He has been with Union Bank of California, N.A., and its predecessor, Union Bank, since 1964.

        Elizabeth Pearce. Ms. Pearce, Vice President of the Advisor, will serve as team co- leader of the Fund. She has been with the Union Bank of California, N.A., and its predecessor, The Bank of California, N.A., since 1994. From 1988 to 1994 she was employed as the Director of Research by Anderson Capital Management.

        Subject to Board review, the Advisor allocates and, when appropriate, reallocates the Fund's assets between itself and Brandes, monitors and evaluates Brandes's performance, and oversees Brandes's compliance with the Fund's investment objectives, policies and restrictions.

THE SUB-ADVISOR

        The Advisor and Brandes have entered into an investment subadvisory agreement relating to the Fund (the "Investment Sub-Advisory Agreement"). Under the Investment Sub-Advisory Agreement, Brandes will make the day-to-day investment decisions for the foreign securities of the Fund, subject to the supervision of, and policies established by, the Advisor and the Trustees of HighMark.

        Brandes is a California limited partnership organized in May 1996 as the successor to its general partner, Brandes Investment Partners, Inc., which (through various predecessor entities) has been providing investment advisory services since 1974. Brandes serves as portfolio manager to mutual funds, employee benefit funds and other institutional clients. As of March 31, 1998, Brandes managed approximately $21 billion assets.

        Brandes is entitled to a fee, which is calculated daily and paid monthly out of the Advisor's fee, at an annual rate of .50% of the average daily net assets of the Fund that have been allocated to Brandes.

        The Fund's assets invested in foreign securities and managed by Brandes are teammanaged by Brandes' Investment Committee, whose members are senior portfolio management professionals of the firm.

ADMINISTRATOR

        SEI Investments Fund Resources (the "Administrator"), and HighMark are parties to an administration agreement (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator provides HighMark with certain management services, including all necessary office space, equipment, personnel, and facilities.

        The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of the Fund. The Administrator may waive its fee or reimburse various expenses to the extent necessary to limit the total operating expenses of the Fund's Retail Shares. Any such waiver is voluntary and may be terminated at any time in the Administrator's sole discretion. Currently, the Administrator is not waiving any portion of its fee.

        Pursuant to a separate agreement with the Administrator, Union Bank of California, N.A. performs sub-administration services on behalf of the Fund, for which it receives a fee paid by the Administrator at the annual rate of up to 0.05% of the average daily net assets of the Fund. A description of the services performed by Union Bank of California pursuant to this Agreement is contained in the Statement of Additional Information.

THE TRANSFER AGENT

        State Street Bank and Trust Company serves as the transfer agent, dividend disbursing agent, and as a shareholder servicing agent for the Retail Shares of HighMark, for which services it receives a fee.

SHAREHOLDER SERVICE PLAN

        To support the provision of Shareholder services to all classes of Shares, HighMark has adopted a Shareholder Service Plan for Fiduciary Class and Class A Shares and a Shareholder Service Plan for Class B Shares. A description of the services performed by service providers pursuant to each Shareholder Service Plan is contained in the Statement of Additional Information. Under these plans, in consideration of services provided by any service provider, which may include Union Bank of California, N.A., Bank of Tokyo-Mitsubishi, Ltd., or their respective affiliates, each Fund may pay a fee at the rate of up to 0.25% of its average daily net assets to such service provider. The service provider may waive such fees at any time. Any such waiver is voluntary and may be terminated at any time. Currently, such fees are being waived to the rate of 0.10% of average daily net assets for the Class A Shares of the Fund.

DISTRIBUTOR

        SEI Investments Distribution Co. (the "Distributor") and HighMark are parties to two distribution agreements, one for Fiduciary Class and Class A Shares, and one for Class B Shares (collectively, the "Distribution Agreements"). Each Distribution Agreement is renewable annually and may be terminated by the Distributor, by a majority vote of the Disinterested Trustees or by a majority vote of the outstanding securities of HighMark upon not more than 60 days written notice by either party, or upon assignment by the Distributor.

THE DISTRIBUTION PLANS

        Pursuant to HighMark's Distribution Plans, the Fund pays the Distributor as compensation for its services in connection with the Distribution Plans a distribution fee, computed daily and paid monthly, equal to twenty-five one-hundredths of one percent (0.25%) of the average daily net assets attributable to that Fund's Class A Shares, pursuant to the Class A Distribution Plan, and seventy-five one-hundredths of one percent (0.75%) of the average daily net assets attributable to that Fund's Class B Shares, pursuant to the Class B Distribution Plan. The Distributor is currently not waiving any portion of its fee.

        The Distributor may use the distribution fee applicable to the Fund's Class A and Class B Shares to provide distribution assistance with respect to the sale of the Fund's Class A and Class B Shares or to provide Shareholder services to the holders of the Fund's Class A and Class B Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies and investment counselors but not including banks and savings and loan associations), broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the distribution of the Fund's Class A and Class B Shares to their customers or (ii) to pay banks, savings and loan associations, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of Shareholder services to their customers owning the Fund's Class A and Class B Shares. All payments by the Distributor for distribution assistance or Shareholder services under the Distribution Plans will be made pursuant to an agreement between the Distributor and such bank, savings and loan association, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (a "Servicing Agreement"; banks, savings and loan associations, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries that may enter into a Servicing Agreement are hereinafter referred to individually as a "Participating Organization"). A Participating Organization may include Union Bank of California, its subsidiaries and its affiliates.

        Participating Organizations may charge customers fees in connection with investments in the Fund on their customers' behalf. Such fees would be in addition to any amounts the Participating Organization may receive pursuant to its Servicing Agreement. Under the terms of the Servicing Agreements, Participating Organizations are required to provide their customers with a schedule of fees charged directly to such customers in connection with investments in the Fund. Customers of Participating Organizations should read this Prospectus in light of the terms governing their accounts with the Participating Organization.

        The distribution fees under the Distribution Plans will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or Shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plans. The Distributor may from time to time voluntarily reduce its distribution fees with respect to the Fund in significant amounts for substantial periods of time pursuant to an agreement with HighMark. While there can be no assurance that the Distributor will choose to make such an agreement, any voluntary reduction in the Distributor's distribution fees will lower the Fund's expenses, and thus increase the Fund's yield and total returns, during the period such voluntary reductions are in effect.

BANKING LAWS

        Union Bank of California believes that it may perform the services for the Fund contemplated by its investment advisory agreement with HighMark without a violation of applicable banking laws and regulations. Union Bank of California also believes that it may perform sub-administration and sub-accounting services on behalf of the Fund, without a violation of applicable banking laws and regulations. Future changes in federal or state statutes and regulations relating to permissible activities of banks or bank holding companies and their subsidiaries and affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could change the manner in which Union Bank of California or the Advisor could continue to perform such services for the Fund. For a further discussion of applicable banking laws and regulations, see the Statement of Additional Information.

CUSTODIAN

        Union Bank of California also serves as the custodian and as a shareholder servicing agent for the Fund. The Custodian holds cash securities and other assets of HighMark as required by the 1940 Act.

        Services performed by Union Bank of California, as the Fund's shareholder servicing agent and custodian, as well as the basis of remuneration for such services, are described in the Statement of Additional Information.


                               GENERAL INFORMATION

DESCRIPTION OF HIGHMARK & ITS SHARES

        HighMark was organized as a Massachusetts business trust on March 10, 1987, and consists of seventeen series of Shares open for investment representing units of beneficial interest in HighMark's Growth Fund, Income Equity Fund, Balanced Fund, Value Momentum Fund, Blue Chip Growth Fund, Emerging Growth Fund, International Equity Fund, Bond Fund, Intermediate-Term Bond Fund, Government Securities Fund, Convertible Securities Fund, California Intermediate Tax-Free Bond Fund, Diversified Money Market Fund, U.S.

Government Obligations Money Market Fund, 100% U.S. Treasury Obligations Money Market Fund, California Tax-Free Money Market Fund and Small Cap Value Fund. Shares of each Fund are freely transferable, are entitled to distributions from the assets of the Fund as declared by the Board of Trustees, and, if HighMark were liquidated, would receive a pro rata share of the net assets attributable to that Fund. Shares are without par value.

        As noted above, pursuant to a Multiple Class Plan on file with the Securities and Exchange Commission permitting the issuance and sale of three classes of Shares in selected Funds. Shares of such Funds have been divided into three classes, designated Class A and Class B Shares (collectively, "Retail Shares") and Fiduciary Shares. For information regarding the Fiduciary Shares of the Funds, interested persons may contact the Distributor for a prospectus at 1-800-433-6884.

        HighMark believes that as of [ ], 1998, there was no person who owned of record or beneficially more than 25% of the Class A or Class B Shares of the Fund.

PERFORMANCE INFORMATION

        From time to time, HighMark may advertise the aggregate total return, average annual total return, yield and distribution rate with respect to the Class A and Class B Shares of the Fund. Performance information is computed separately for a Fund's Class A, Class B and Fiduciary Shares in accordance with the formulas described below.

        The aggregate total return and average annual total return of the Fund may be quoted for the life of the Fund and for ten-year, five-year, three-year, and one-year periods, in each case through the most recent calendar quarter. Aggregate total return is determined by calculating the change in the value of a hypothetical $1,000 investment in the Fund over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The ending redeemable value includes dividends and capital gain distributions reinvested at net asset value. Average annual total return is calculated by annualizing the Fund's aggregate total return over the relevant number of years. The resulting percentage indicates the average positive or negative investment results that an investor in the Fund would have experienced on an annual basis from changes in Share price and reinvestment of dividends and capital gain distributions. Average annual total return will reflect deduction of all charges and expenses, including, as applicable, the maximum sales charge imposed on Class A Shares or the contingent deferred sales charge imposed on Cass B Shares redeemed at the end of the specified period covered by the total return figure.

        The yield of the Fund is determined by annualizing the net investment income per Share of the Fund during a specified thirty-day period and dividing that amount by the per Share public offering price of the Fund on the last day of the period.

        The distribution rate of the Fund is determined by dividing the income and capital gains distributions, or where indicated the income distributions alone, on a Share of the Fund over a twelve-month period by the per Share public offering price of the Fund on the last day of the period.

        The Fund may periodically compare its performance to the performance of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals; broad groups of comparable mutual funds; unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or other investment alternatives.

        All performance information presented for the Fund is based on past performance and does not predict future performance.

        Because the Class A and Class B Shares of the Fund have different sales charge structures and differing distribution and shareholder servicing fees, the performance of each class will differ.

MISCELLANEOUS

        Shareholders will be sent unaudited semi-annual reports and annual reports audited by independent public accountants.

        Shareholders are entitled to one vote for each Share held in the Fund as determined on the record date for any action requiring a vote by the Shareholders, and a proportionate fractional vote for each fractional Share held. Shareholders of HighMark will vote in the aggregate and not by series or class except (i) as otherwise expressly required by law or when HighMark's Board of Trustees determines that the matter to be voted upon affects only the interests of the Shareholders of a particular series or particular class, and
(ii) only Retail Shares will be entitled to vote on matters submitted to a Shareholder vote relating to the Distribution Plan. HighMark is not required to hold regular annual meetings of Shareholders, but may hold special meetings from time to time.

        HighMark's Trustees are elected by Shareholders, except that vacancies may be filled by vote of the Board of Trustees. Trustees may be removed by the Board of Trustees, or by Shareholders at a meeting called for such purpose. For information about how Shareholders may call such a meeting and communicate with other Shareholders for that purpose, see ADDITIONAL INFORMATION -- Miscellaneous in the Statement of Additional Information.

        Inquiries may be directed in writing to SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling toll free 1-800-433-6884.

                      DESCRIPTION OF PERMITTED INVESTMENTS

        The following is a description of permitted investments for the Fund.

        AMERICAN DEPOSITARY RECEIPTS (ADRs)--ADRs are receipts typically issued by a U.S. financial institution that evidence ownership of underlying securities issued by a foreign issuer.

        BANKERS' ACCEPTANCES--Bills of exchange or time drafts drawn on and accepted by commercial banks. They are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

        CERTIFICATES OF DEPOSIT--Negotiable interest-bearing instruments with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

        COMMERCIAL PAPER--Unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months. Purchase of such instruments involves a risk of default by the issuer.

        COMMON STOCK--Units of ownership of a public corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock. For the most part, however, common stock has more potential for appreciation.

        CONVERTIBLE BONDS AND CONVERTIBLE PREFERRED STOCK-- Convertible Bonds are bonds convertible into a set number of shares of another form of security (usually common stock) at a prestated price. Convertible bonds have characteristics similar to both fixed-income and equity securities. Convertible preferred stock is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Convertible preferred stock is preferred stock exchangeable for a given number of common stock shares, and has characteristics similar to both fixed-income and equity securities. Because of the conversion feature, the market value of convertible bonds and convertible preferred stock tend to move together with the market value of the underlying stock. As a result, a Fund's selection of convertible bonds and convertible preferred stock is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible bonds and convertible preferred stock is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

        DERIVATIVES--Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options (e.g., puts and calls), options on futures, swap agreements, and some mortgage-backed securities (CMOs, REMICs, IOs and POs). See elsewhere in this "DESCRIPTION OF PERMITTED INVESTMENTS" for discussions of these various instruments, and see "INVESTMENT OBJECTIVES" and "INVESTMENT POLICIES" for more information about any policies and limitations applicable to their use.

        FUTURES AND OPTIONS ON FUTURES--Some futures strategies, including selling futures, buying puts and writing calls, reduce a Fund's exposure to price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase market exposure. Futures and options may be combined with each other in order to adjust the risk and return characteristics of the overall portfolio.

        Options and futures can be volatile instruments, and involve certain risks that, if applied at an inappropriate time, could negatively impact a Fund's return.

        LOAN PARTICIPATIONS--Loan participations are interests in loans to U.S. corporations (i.e., borrowers) which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member ("intermediary bank"). In a loan participation, the borrower of the underlying loan will be deemed to be the issuer of the participation interest (except to the extent a purchasing Fund derives its rights from the intermediary bank). Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, a Fund may encounter delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of such borrower because it may be necessary under the terms of the loan participation, for the Fund to assert its rights against the borrower through the intermediary bank. Moreover, under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that a Fund may also be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is limited, and any such participation purchased by a Fund may be regarded as illiquid.

        MONEY MARKET INSTRUMENTS--Short-term, debt instruments or deposits and may include, for example, (i) commercial paper rated within the highest rating category by a NRSRO at the time of investment, or, if not rated, determined by the Advisor to be of comparable quality; (ii) obligations (certificates of deposit, time deposits, bank master notes, and bankers' acceptances) of thrift institutions, savings and loans, U.S. commercial banks (including foreign branches of such banks), and U.S. and foreign branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations rated within the three highest rating categories by a NRSRO (e.g., at least A by S&P or A by Moody's) at the time of investment, or, if not rated, determined by the Advisor to be of comparable quality; (iv) general obligations issued by the U.S. Government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government

(e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); (v) receipts, including TRs, TIGRs and CATS; (vi) repurchase agreements involving such obligations; (vii) loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Fund may invest;
(viii) money market funds and (ix) foreign commercial paper.

        Certain of the obligations in which a Fund may invest may be variable or floating rate instruments, may involve conditional or unconditional demand features and may include variable amount master demand notes.

        OPTIONS--Under a call option, the purchaser of the option has the right to purchase, and the writer (the Fund) the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to purchase, the underlying security at the exercise price during the option period.

        In addition, certain Funds may buy options on stock indices to invest cash on an interim basis. Such options will be listed on a national securities exchange. In order to close out an option position, a Fund may enter into a "closing purchase transaction"--the purchase of an option on the same security with the same exercise price and expiration date as the option contract previously written on any particular security. When the security is sold, a Fund effects a closing purchase transaction so as to close out any existing option on that security.

        There are risks associated with such investments including the following: (1) the success of a hedging strategy may depend on the ability of the Advisor or Sub-Advisor to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of securities held by a Fund and the price of options; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

        RECEIPTS--Interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of such receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TR's"), "Treasury Investment Growth Receipts" ("TIGR's"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TR's, TIGR's and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying securities. See also "Federal Taxation."

        REPURCHASE AGREEMENTS--Agreements whereby a Fund will acquire securities from approved financial institutions or registered broker-dealers that agree to repurchase the securities at a mutually agreed-upon date and price. The repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value equal to 102% of the resale price stated in the agreement. Repurchase agreements involving government securities are not subject to a Fund's fundamental investment limitation on purchasing securities of any one issuer. If the seller defaults on its repurchase obligation or becomes insolvent, the Fund holding such obligations would suffer a loss to the extent that either the proceeds from a sale of the underlying portfolio securities were less than the repurchase price or the Fund's disposition of the securities was delayed pending court action. Securities subject to repurchase agreements will be held by a qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940 (the "1940 Act").

        REVERSE REPURCHASE AGREEMENTS--A Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund's investment objective and fundamental investment restrictions; as a matter of non-fundamental policy, each Fund intends to limit such investments to no more than 10% of the value of its total assets. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund's investment objective having a value equal to 102% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

        RULE 144A SECURITIES--Rule 144A Securities are securities that have not been registered under the Securities Act of 1933, but which may be traded between certain qualified institutional investors, including investment companies. The absence of a secondary market may affect the value of the Rule 144A Securities. The Board of Trustees of HighMark has established guidelines and procedures to be utilized to determine the liquidity of such securities.

        SECURITIES ISSUED ON A FORWARD COMMITMENT BASIS OR WHEN-ISSUED SECURITIES--Securities purchased for delivery beyond the normal settlement date at a stated price and yield and which thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. When a Fund agrees to purchase when-issued securities or enter into forward commitments, HighMark's custodian will be instructed to set aside cash or liquid portfolio securities equal to the amount of the commitment in a segregated account. A Fund will generally not pay for such securities and no income will accrue on the securities until they are received. These securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Therefore, the purchase of securities on a "when-issued" basis or forward commitments may increase the risk of fluctuations in a Fund's net asset value.

        SECURITIES LENDING--During the time portfolio securities are on loan from a Fund, the borrower will pay the Fund any dividends or interest paid on the securities. In addition, loans will be subject to termination by the Fund or the borrower at any time and, while a Fund will generally not have the right to vote securities on loan, it will terminate the loan and regain the right to vote if that is considered important with respect to the investment. While the lending of securities may subject a Fund to certain risks, such as delays or an inability to regain the securities in the event the borrower were to default on its lending agreement or enter into bankruptcy, a Fund will receive 100% collateral in the form of cash or U.S. Government securities. This collateral will be valued daily by the lending agent, with oversight by the Advisor, and, should the market value of the loaned securities increase, the borrower will be required to furnish additional collateral to the Fund.

        SECURITIES SUBJECT TO A PUT FEATURE--A "put" feature permits a Fund to sell a fixed income security at a fixed price prior to maturity. The underlying fixed income securities subject to a put may be sold at any time at the market rates. However, unless the put was an integral part of the fixed income security as originally issued, it may not be marketable or assignable. Generally, a premium is paid for a put feature or a put feature is purchased separately which results in a lower yield than would otherwise be available for the same fixed income securities.

        STANDARD & POOR'S DEPOSITARY RECEIPTS (SPDRs)--SPDRs are interests in a unit investment trust holding a portfolio of securities linked to the S&P 500 Index. SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that constitutes the S&P 500 Index. For further information regarding SPDRs, see the Statement of Additional Information.

        TIME DEPOSITS--Non-negotiable receipts issued by U.S. or foreign banks in exchange for the deposit of funds. Like certificates of deposit, they earn a specified rate of interest over a definite period of time; however, they cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

        UNIT INVESTMENT TRUST--Investment vehicle, registered with the SECURITIES and EXCHANGE COMMISSION under the INVESTMENT COMPANY ACT of 1940, that purchases a fixed PORTFOLIO of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or PREFERRED STOCK. Units in the trust, which usually cost at least $1000, are sold to investors by brokers, for a LOAD charge of about 4%. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal. Most brokerage firms maintain a SECONDARY MARKET in the trusts they sell, so that units can be resold if necessary.

        U.S. GOVERNMENT AGENCY SECURITIES--Certain Federal agencies have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the U.S. Treasury. The issues of other agencies are supported only by the credit of the instrumentality (e.g., FNMA securities).

        U.S. TREASURY OBLIGATIONS--Bills, notes, and bonds issued by the U.S. Treasury, as well as separately traded interest and principal component parts of such obligations known as Separately Traded Registered Interest and Principal Securities ("STRIPS") that are transferable through the Federal book-entry system.

        U.S. Government Securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from otherwise comparable corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will in many cases not affect interest income on existing portfolio securities, but will be reflected in the Fund's net asset value. Because the magnitude of these fluctuations will generally be greater at times when a Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer-term securities.

        VARIABLE AND FLOATING RATE INSTRUMENTS--Obligations that may carry variable or floating rates of interest, may involve conditional or unconditional demand features and may include variable amount master demand notes. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.

        WARRANTS--Securities that entitle the holder to buy a proportionate amount of common stock at a specified price for a limited or unlimited period of time. Warrants are often freely transferable and are traded on major stock exchanges.

        ZERO-COUPON OBLIGATIONS--Non-income producing securities evidencing ownership of future interest and principal payments on bonds. These obligations pay no current interest and are typically sold at prices greatly discounted from par value. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price.

        For federal income tax purposes, the difference between the par value and the original issue price (original issue discount) is included in the income of a holder of a zero-coupon obligation over the term of the obligation even though the interest is not paid until maturity.

The amount included in income is determined under a constant interest rate method. In addition, if an obligation is purchased subsequent to its original issue, a holder such as the Fixed Income Funds may elect to include market discount in income currently on a ratable accrual method or a constant interest rate method. Market discount is the difference between the obligation's "adjusted issue price" (the original issue price plus original issue discount accrued to date) and the holder's purchase price. If no such election is made, gain on the disposition of a market discount obligation is treated as ordinary income (rather than capital gain) to the extent it does not exceed the accrued market discount.

        Zero-coupon obligations have greater price volatility than other fixed-income obligations of similar maturity and such obligations will be purchased when the yield spread, in light of the obligation's duration, is considered advantageous.

                            HIGHMARK FUNDS PROSPECTUS
                          HIGHMARK SMALL CAP VALUE FUND

                            INVESTMENT PORTFOLIOS OF
                                 HIGHMARK FUNDS
                   FOR FURTHER INFORMATION (INCLUDING CURRENT
                  YIELD, PURCHASE AND REDEMPTION INFORMATION),
                               CALL 1-800-433-6884
                 OR VISIT OUR WEB SITE AT WWW.HIGHMARK-FUNDS.COM

INVESTMENT ADVISOR
Pacific Alliance,
a division of Union Bank of California, N.A.
475 Sansome Street
Post Office Box 45000
San Francisco, CA 94104

SUB-ADVISOR
Brandes Investment Partners, L.P.
12750 High Bluff Drive
San Diego, CA  92130

CUSTODIAN
Union Bank of California, N.A.
475 Sansome Street
Post Office Box 45000
San Francisco, CA 94104

ADMINISTRATOR & DISTRIBUTOR
SEI Investments Fund Resources and
SEI Investments
Distribution Co.
Oaks, PA  19456

LEGAL COUNSEL
Ropes & Gray
One Franklin Square
1301 K Street, N.W., Suite 800 East
Washington, D.C.   20005

AUDITORS
Deloitte & Touche LLP
50 Fremont Street
San Francisco, CA  94105-2230

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY HIGHMARK OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY HIGHMARK OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


NOT FDIC INSURED

                             CROSS REFERENCE SHEET

                                 HIGHMARK FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION


FORM N-1A PART B ITEM                              INFORMATION CAPTION
---------------------                              -------------------
10.      Cover Page                                Cover Page

11.      Table of Contents                         Table of Contents

12.      General Information and History           Additional Information--Description of Shares

13.      Investment Objectives and Policies        Investment Objectives and Policies; Additional Information on Portfolio
                                                   Instruments

14.      Management of HighMark                    Management of HighMark

15.      Control Persons and Principal
         Holders of Securities                     Additional Information--Miscellaneous

16.      Investment Advisory and Other
         Services                                  Management of HighMark

17.      Brokerage Allocation                      Management of HighMark-- Portfolio Transactions

18.      Capital Stock and Other Securities        Valuation; Additional Purchase and Redemption
                                                   Information; Management of HighMark--Distributor; The
                                                   Distribution Plans; Additional Information

19.      Purchase, Redemption and                  Valuation; Additional Purchase and Redemption
         Pricing of Securities Being               Information; Management of HighMark
         Offered

20.      Tax Status                                Additional Purchase and Redemption Information--
                                                   Additional Federal Tax Information; Additional Tax
                                                   Information Concerning the California Tax-Free Money
                                                   Market Fund and the California Intermediate Tax-Free Bond Fund

21.      Underwriters                              Management of HighMark -- Distributor

22.      Calculation of Performance Data           Additional Information -- Calculation of Performance Data

23.      Financial Statements                      Financial Statements

                                 HIGHMARK FUNDS

                         HIGHMARK SMALL CAP VALUE FUND

                      STATEMENT OF ADDITIONAL INFORMATION

                             _______________, 1998



This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses of the HighMark Small Cap Value Fund, which is dated __________, 1998, (collectively, the "Prospectuses") and any supplements thereto. This Statement of Additional Information is incorporated in its entirety into the Prospectuses. Copies of the Prospectuses may be obtained by writing the Distributor, SEI Investments Distribution Co., at 1 Freedom Valley Drive, Oaks, Pennsylvania, 19456, or by telephoning toll free 1-800- 433-6884. Capitalized terms used but not defined herein have the same meanings as set forth in the Prospectuses.

                               TABLE OF CONTENTS

                                                                                                                       PAGE
                                                                                                                       ----
HIGHMARK FUNDS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

INVESTMENT OBJECTIVES AND POLICIES  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
         Bank Instruments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
         Commercial Paper and Variable Amount Master Demand Notes . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
         Lending of Portfolio Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
         Repurchase Agreements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
         Reverse Repurchase Agreements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4
         U.S. Government Obligations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4
         Adjustable Rate Notes  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5
         Shares of Mutual Funds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5
         When-Issued Securities and Forward Commitments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
         Zero-Coupon Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
         Illiquid Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19

INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
         Voting Information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  22

PORTFOLIO TURNOVER  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23

VALUATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
         Valuation of the Money Market Funds  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
         Additional Federal Tax Information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24
         Foreign Taxes  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  26

MANAGEMENT OF HIGHMARK  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  27
         Trustees and Officers  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  27
         Investment Advisor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  30
         The Sub-Advisors . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  31
         Portfolio Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  32
         Glass-Steagall Act . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  33
         Administrator and Sub-Administrator  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  34
         Shareholder Services Plans . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  35
         Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  36
         Distributor  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  37

         The Distribution Plans . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  37
         Transfer Agent and Custodian Services  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  38
         Legal Counsel  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  39

ADDITIONAL INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  39
         Description of Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  39
         Shareholder and Trustee Liability  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  40
         Calculation of Performance Data  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  41

APPENDIX  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  45

FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  52

                      STATEMENT OF ADDITIONAL INFORMATION

                                 HIGHMARK FUNDS

         HighMark Funds ("HighMark") is a diversified, open-end management investment company. HighMark presently consists of seventeen series of Shares, representing units of beneficial interest in the HighMark Growth Fund, the HighMark Income Equity Fund, the HighMark Balanced Fund, the HighMark Value Momentum Fund, the HighMark Blue Chip Growth Fund, the HighMark Emerging Growth Fund, the HighMark International Equity Fund, the HighMark Bond Fund, the HighMark Intermediate-Term Bond Fund, the HighMark Government Securities Fund, the HighMark Convertible Securities Fund, the HighMark California Intermediate Tax-Free Bond Fund, the HighMark Diversified Money Market Fund, the HighMark U.S. Government Money Market Fund, the HighMark 100% U.S. Treasury Money Market Fund, the HighMark California Tax-Free Money Market Fund, and the HighMark Small Cap Value Fund (the "Funds" as appropriate). The HighMark Small Cap Value Fund (the "Fund") commenced operations on _______, 1998.

         As described in the Prospectuses, the Fund has been divided into three classes of Shares (designated Class A and Class B Shares (collectively "Retail Shares") and Fiduciary Shares) for purposes of HighMark's Distribution and Shareholder Services Plans (the "Distribution Plans"), which Distribution Plans apply only to the Fund's Retail Shares. Retail Shares and Fiduciary Shares are sometimes herein referred to collectively as "Shares".

         The Fund is sometimes referred to herein as an "Equity Fund."

         Much of the information contained herein expands upon subjects discussed in the Prospectuses for the Fund. No investment in Shares of the Fund should be made without first reading the Fund's Prospectus for those Shares.


                       INVESTMENT OBJECTIVES AND POLICIES

         The following policies supplement the investment objectives and policies of the Fund as set forth in the Prospectus.


                ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

         1. Bank Instruments. Consistent with its investment objective, policies, and restrictions, the Fund may invest in bankers' acceptances, certificates of deposit, and time deposits.

         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers'acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, total assets of $1 billion or more (as of the date of the institution's most recently published financial statements).

         Certificates of deposit and time deposits represent funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

         Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs"), which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets of $1 billion or more (as of the date of the institution's most recently published financial statements) or (b) the principal amount of which is insured by the Federal Deposit Insurance Corporation.

         2. Commercial Paper and Variable Amount Master Demand Notes. Consistent with its investment objective, policies, and restrictions, the Fund may invest in commercial paper (including Section 4(2) commercial paper) and variable amount master demand notes. Commercial paper consists of unsecured promissory notes issued by corporations normally having maturities of 270 days or less. These investments may include Canadian Commercial Paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

         Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time. A variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

         3. Lending of Portfolio Securities. In order to generate additional income, the Fund may lend its portfolio securities to broker-dealers, banks or other institutions. During the time portfolio securities are on loan from the Fund, the borrower will pay the Fund any dividends or interest paid on the securities. In addition, loans will be subject to termination by the Fund or the borrower at any time. While the lending of securities may subject the Fund to certain risks, such as delays or an inability to regain the securities in the event the borrower were to default on its lending agreement or enter into bankruptcy, the Fund will receive at least 100% collateral in the form of cash or U.S. Government securities. This collateral will be valued daily by the lending agent, with oversight by Pacific Alliance, a division of Union Bank of California, N.A., (the "Advisor"), and, should the market value of the loaned securities increase, the borrower will be required to furnish additional collateral to the Fund. The Fund may lend portfolio securities in an amount representing up to 33a% of the value of the Fund's total assets.

         4. Repurchase Agreements. Securities held by the Fund may be subject to repurchase agreements.

         Under the terms of a repurchase agreement, the Fund will deal with financial institutions such as member banks of the Federal Deposit Insurance Corporation having, at the time of investment, total assets of $100 million or more and from registered broker-dealers that the Advisor deems creditworthy under guidelines approved by HighMark's Board of Trustees. Under a repurchase agreement, the seller agrees to repurchase the securities at a mutually agreed-upon date and price, and the repurchase price will generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than 102% of the repurchase price (including accrued interest) and the Custodian, with oversight by the Advisor, will monitor the collateral's value daily and initiate calls to request that collateral be restored to appropriate levels. In addition, securities subject to repurchase agreements will be held in a segregated custodial account.

         If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that either the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement or the Fund's disposition of the underlying securities was delayed pending court action. Additionally, although there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by the seller or its receiver or trustee in bankruptcy, to retain the underlying securities, HighMark's Board of Trustees believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Fund if presented with the question. Securities subject to repurchase agreements will be held by HighMark's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

         5. Reverse Repurchase Agreements. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund's investment objective and fundamental investment restrictions; as a matter of non fundamental policy, the Fund intends to limit total borrowings under reverse repurchase agreements to no more than 10% of the value of its total assets. Pursuant to a reverse repurchase agreement, the Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund's investment objective having a value equal to 102% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

         6. U.S. Government Obligations. The Fund may, consistent with its investment objective, policies, and restrictions, invest in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

         For information concerning mortgage-related securities issued by certain agencies or instrumentalities of the U.S. Government, see "Mortgage-Related Securities" below.

         7. Adjustable Rate Notes. Consistent with its investment objective, policies, and restrictions, the Fund may invest in "adjustable rate notes," which include variable rate notes and floating rate notes. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have a market value that approximates its amortized cost. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. Such security will be subject to the Fund's non fundamental 15% limitation governing investments in "illiquid" securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days of the Fund's demand. See "INVESTMENT RESTRICTIONS" below.

         As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on not more than thirty days' notice or at specified intervals, not exceeding 397 days and upon not more than thirty days' notice.

         8. Shares of Mutual Funds. The Fund may invest up to 5% of its total assets in the shares of any one investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other investment companies. In accordance with an exemptive order issued to HighMark by the Securities and Exchange Commission, such other registered investment companies securities may include shares of a money market fund of HighMark, and may include registered investment companies for which the Advisor or Sub-Advisor to the Fund of HighMark, or an affiliate of such Advisor or Sub-Advisor, serves as investment advisor, administrator or distributor or provides other services. Because other investment companies employ an investment advisor, such investment by the Fund may cause Shareholders to bear duplicative fees. The Advisor will waive its advisory fees attributable to the assets of the investing Fund invested in a money market fund of HighMark, and, to the extent required by applicable law, the Advisor will waive its fees attributable to the assets of the Fund invested in any investment company. Additional restrictions on the Fund's investments in the securities of a money market mutual fund are set forth under "Investment Restrictions" below.


         9. When-Issued Securities and Forward Commitments. The Fund may enter into forward commitments or purchase securities on a "when-issued" basis, which means that the securities will be purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve the risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. The Fund will generally not pay for such securities and no interest accrues on the securities until they are received by the Fund. These securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Therefore, the purchase of securities on a "when-issued" basis may increase the risk of fluctuations in the Fund's net asset value.

         When the Fund agrees to purchase securities on a "when-issued" basis or enter into forward commitments, HighMark's custodian will be instructed to set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. The Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment.

         The Fund expects that commitments to enter into forward commitments or purchase "when-issued" securities will not exceed 25% of the value of their respective total assets under normal market conditions; in the event the Fund exceeded this 25% threshold, the Fund's liquidity and the Advisor's ability to manage it might be adversely affected. In addition, the Fund does not intend to purchase "when-issued" securities or enter into forward commitments for speculative or leveraging purposes but only in furtherance of such Fund's investment objective.

         10. Zero-Coupon Securities. Consistent with its objectives, the Fund may invest in zero-coupon securities, which are debt securities that do not pay interest, but instead are issued at a deep discount from par. The value of the security increases over time to reflect the interest accreted. The value of these securities may fluctuate more than similar securities that are issued at par and pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income ultimately may be reduced as a result.

         11. Options (Puts and Calls) on Securities. The Fund may buy and sell options (puts and calls), and write call options on a covered basis.

         12. Covered Call Writing. The Fund may write covered call options from time to time on such portion of its assets, without limit, as the Advisor determines is appropriate in seeking to obtain its investment objective. The Fund will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the value of the security rises, the Fund may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, which requires the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction, depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, the Fund will realize a short term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

         The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

         The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period or will own the right to acquire the underlying security at a price equal to or below the option's strike price. Unless a closing purchase transaction is effected the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

         13. Purchasing Call Options. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option. The Fund may sell, exercise or close out positions as the Advisor deems appropriate.

         14. Purchasing Put Options. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

         15. Options in Stock Indices. The Fund may engage in options on stock indices. A stock index assigns relative values to the common stock included in the index with the index fluctuating with changes in the market values of the underlying common stock.

         Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by
(ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return of the premium received, to make delivery of this amount. Gain or loss to the Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

         As with stock options, the Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

         A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange, American Stock Exchange and London Stock Exchange.

         The Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's portfolio securities. Since the Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, the Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.

         The Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

         The Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 20% of the Fund's total assets.

         16. Risk Factors in Options Transactions. The successful use of options strategies depends on the ability of the Advisor or, where applicable, the Sub-Advisor to forecast interest rate and market movements correctly.

         When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

         The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor or, where applicable, the Sub-Advisor deems it desirable to do so. Although the Fund will take an option position only if its Advisor or, where applicable, the Sub-Advisor believes there is liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

         If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit the Fund's ability to realize its profits or limit its losses.

         Disruptions in the markets for securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets, such as the London Options Clearing House, may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

         17. Futures Contracts on Securities and Related Options. The Fund may invest in futures and related options based on any type of security or index traded on U.S. or foreign exchanges, or over the counter as long as the underlying security or the securities represented by the future or index are permitted investments of the Fund. Futures and options can be combined with each other in order to adjust the risk and return parameters of the Fund.

         18. Futures Contracts on Securities. The Fund will enter into futures contracts on securities only when, in compliance with the SEC's requirements, cash or equivalents equal in value to the securities' value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian.

         A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on the commodity exchange or boards of trade, known as "contract markets," approved for such trading by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

         Although futures contracts by their terms call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

         Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

         Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

         The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

         19. Options on Securities' Futures Contracts. The Fund will enter into written options on securities' futures contracts only when in compliance with the SEC's requirements, cash or equivalents equal in value to the securities' value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian. The Fund may purchase and write call and put options on the futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

         As with options on securities, the holder or writer of an option may terminate his or her position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

         The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

         Aggregate initial margin deposits for futures contracts (including futures contracts on securities, indices and currency) and premiums paid for related options may not exceed 5% of the Fund's total assets.

         20. Risk of Transactions in Securities' Futures Contracts and Related Options. Successful use of securities' futures contracts by the Fund is subject to the ability of the Advisor or, where applicable, the Sub-Advisor to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

         Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the price of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

         There is no assurance that higher than anticipated trading activity or other unforeseen events will not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

         To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         21. Index Futures Contracts. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective, and may purchase and sell options on such index futures contracts. The Fund will not enter into any index futures contract for the purpose of speculation, and will only enter into contracts traded on securities exchanges with standardized maturity dates.

         An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contracts and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract. No price is paid upon entering into index futures contracts. When the Fund purchases or sells an index futures contract, it is required to make an initial margin deposit in the name of the futures broker and to make variation margin deposits as the value of the contract fluctuates, similar to the deposits made with respect to futures contracts on securities. Positions in index futures contracts may be closed only on an exchange or board of trade providing a secondary market for such index futures contracts. The value of the contract usually will vary in direct proportion to the total face value.

         The Fund's ability to effectively utilize index futures contracts depends on several factors. First, it is possible that there will not be a perfect price correlation between the index futures contracts and their underlying index. Second, it is possible that a lack of liquidity for index futures contracts could exist in the secondary market, resulting in the Fund's inability to close a futures position prior to its maturity date. Third, the purchase of an index futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. In order to avoid leveraging and related risks, when the Fund purchases an index futures contract, it will collateralize its position by depositing an amount of cash or cash equivalents, equal to the market value of the index futures positions held, less margin deposits, in a segregated account with the Fund's custodian. Collateral equal to the current market value of the index futures position will be maintained only a daily basis.

         The extent to which the Fund may enter into transactions involving index futures contracts may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and the Fund's intention to qualify as such.

         22. Options on Index Futures Contracts. Options on index futures contracts are similar to options on securities except that options on index futures contracts gives the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

         23. U.S. Dollar Denominated Obligations of Securities of Foreign Issuers. The Fund may invest in U.S. dollar denominated obligations of securities of foreign issuers. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign or domestic branches of foreign banks, including European Certificates of Deposit, American Depositary Receipts, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         24. Foreign Currency Transactions. Under normal market conditions, the Fund may engage in foreign currency exchange transactions to project against uncertainty in the level of future exchange rates. The Fund expects to engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging"), and to protect the value of specific portfolio positions ("position hedging"). The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency, and may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase or sell foreign currency futures contracts ("futures contracts"). The Fund may also purchase domestic and foreign exchange-listed and over-the-counter call and put options on foreign currencies and futures contracts. Hedging transactions involve costs and may result in losses, and the Fund's ability to engage in hedging and related options transactions may be limited by tax considerations.

         25. Transaction Hedging. When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, the Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

         Although there is no current intention to do so, the Fund reserves the right to purchase and sell foreign currency futures contracts which are traded in the United States and are subject to regulation by the CFTC.

         For transaction hedging purposes the Fund may also purchase exchange-listed call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

         26. Position Hedging. When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Sub-Advisor expects to purchase, when the Fund holds cash or short-term investments). In connection with the position hedging, the Fund may purchase or sell foreign currency forward contracts or foreign currency on a spot basis.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward contract or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and
make delivery of the foreign currency.   Conversely, it may be necessary to
sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or expects to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

         27. Currency Forward and Futures Contracts. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward contracts are trades in the interbank markets conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

         A futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Futures contracts are designed by and traded on exchanges. The Fund would enter into futures contracts solely for hedging or other appropriate risk management purposes as defined in the controlling regulations.

         Forward contracts differ from futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in the futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin, as described below.

         28. General Characteristics of Currency Futures Contracts. When the Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills up to 5% of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligation.

         Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin," and are made as the value of the underlying futures contract fluctuates. For example, when the Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the Fund's position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

         When the Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

         29. Foreign Currency Options. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when the Fund's Sub-Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

         The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealer or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market, and thus may not reflect relatively smaller transactions (less than $1 million), where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market.

         30. Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, the do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to an Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

         31. Standard & Poor's Depository Receipts ("SPDRs"). SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market as SPDRs are listed on the American Stock Exchange.

         The UIT will issue SPDRs in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit.

         SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

         The price of SPDRs is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Portfolio could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

         Illiquid Securities.   The Fund has adopted a non-fundamental policy
(which may be changed without shareholder approval) prohibiting the Fund from investing more than 15% of its total assets in "illiquid" securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act ("Rule 144A Securities"). Pursuant to this policy, the Fund may purchase Rule 144A Securities only in accordance with liquidity guidelines established by the Board of Trustees of HighMark and only if the investment would be permitted under applicable state securities laws.

         Restricted Securities. The Fund has adopted a nonfundamental policy (which may be changed without Shareholder approval) prohibiting the Fund from investing more than 25% of its total assets in restricted securities. Restricted securities are securities that may not be sold to the public without
registration under the Securities Act of 1933 ("1933 Act").   Restricted
Securities may be liquid or illiquid. The Advisor will determine the liquidity of restricted securities in accordance with guidelines established by HighMark's Board of Trustees. Restricted securities purchased by the Fund may include Rule 144A securities and commercial paper issued in reliance upon the "private placement" exemption from registration under Section 4(2) of the 1933 Act (whether or not such paper is a Rule 144A security).


                            INVESTMENT RESTRICTIONS

         Unless otherwise indicated, the following investment restrictions are fundamental and, as such, may be changed with respect to the Fund only by a vote of a majority of the outstanding Shares of the Fund (as defined below). Except with respect to the Fund's restriction governing the borrowing of money, if a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of the restriction.

THE FUND:

         1. May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         2. May not concentrate investments in a particular industry or group of industries, or within any one state, as concentration is defined under the Investment

                 Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         3. May issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         4. May lend or borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         5. May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         6. May underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         7. May pledge, mortgage or hypothecate any of its assets to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                 The fundamental limitations of the Fund have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Fund also has adopted nonfundamental limitations, set forth below, which in some instances may be more restrictive than their fundamental limitations. Any changes in the Fund's nonfundamental limitations will be communicated to the Fund's shareholders prior to effectiveness.

                 1940 ACT RESTRICTIONS. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its totals assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund. "Concentration" is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

THE FOLLOWING INVESTMENT LIMITATIONS OF THE FUND ARE NONFUNDAMENTAL POLICIES. THE FUND MAY NOT:

         1. Acquire more than 10% of the voting securities of any one issuer. This limitation applies to only 75% of the Fund's assets.

         2.      Invest in companies for the purpose of exercising control.

         3. Borrow money, except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets and except that the Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 10% of the value of its total assets at the time of such borrowing. To the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

         4. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

         5. Purchase or sell real estate, real estate limited partnership interest, commodities or commodities contracts and interest in a pool of securities that are secured by interests in real estate. However, subject to their permitted investments, the Fund may invest in companies which invest in real estate, commodities or commodities contracts.

         6. Make short sales of securities, maintain a short position or purchase securities on margin, except that HighMark may obtain short-term credits as necessary for the clearance of security transactions.

         7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

         8. Issue senior securities (as defined in the Investment Company Act of 1940) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the Securities and Exchange Commission.

         9. Purchase or retain securities of an issuer if, to the knowledge of HighMark, an officer, trustee, partner or director of HighMark or the Advisor or Sub-Advisors of HighMark owns beneficially more than 1/2 or 1% of the shares or securities or such issuer and all such officers, trustees, partners and directors owning more than 1/2 or 1% of such shares or securities together own more than 5% of such shares or securities.

         10. Invest in interest in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

         Voting Information. As used in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of HighMark or a particular Fund or a particular Class of Shares of HighMark or a particular Fund means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of HighMark or such Fund or such Class, or (b) 67% or more of the Shares of HighMark or such Fund or such Class present at a meeting at which the holders of more than 50% of the outstanding Shares of HighMark or such Fund or such Class are represented in person or by proxy.


                               PORTFOLIO TURNOVER

         The Fund's turnover rate is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. It is currently expected that the Fund's portfolio turnover rate will not exceed [___%]. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of Shares.


                                   VALUATION

         As disclosed in the Prospectus, the Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined by the administrator as of 1:00 p.m.,

Pacific Time (4:00 p.m. Eastern Time) on days on which the New York Stock Exchange is open for business ("Business Days").

         Except as noted below, investments by the Fund in securities traded on a national exchange (or exchanges) are valued based upon their last sale price on the principal exchange on which such securities are traded. Securities the principal market for which is not a securities exchange are valued based upon the latest bid price in such principal market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of HighMark's Board of Trustees. With the exception of short-term securities as described below, the value of the Fund's investments may be based on valuations provided by a pricing service. Short-term securities (i.e., securities with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates current value.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Purchases and redemptions of shares of the Fund may be made on days on which the New York Stock Exchange is open for business.

         It is currently HighMark's policy to pay redemptions in cash.
HighMark retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a Shareholder will at all times be entitled to aggregate cash redemptions from the Fund of HighMark during any 90-day period of up to the lesser of $250,000 or 1% of HighMark's net assets.

         HighMark reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. HighMark also reserves the right to suspend sales of Shares of the Fund for any period.

         If the Fund holds portfolio securities listed on foreign exchanges which trade on Saturdays or other customary United States national business holidays, the portfolio will trade and the net assets of the Fund's redeemable securities may be significantly affected on days when the investor has no access to the Fund.

ADDITIONAL FEDERAL TAX INFORMATION

         The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify and to qualify for the special tax treatment accorded regulated investment companies and their Shareholders, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets (including stocks and securities) held for less than three months; each year distribute at least 90% of its dividends, interest (including tax-exempt interest), certain other income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses.

         In addition, until the start of the Fund's first tax year beginning after August 5, 1997, the Fund must derive less than 30% of its gross income from the sale or other disposition of certain assets (including stocks and securities) held for less than three months. This 30% of gross income test described above may restrict the Fund's ability to sell certain assets held (or considered under Code rules to have been held) for less than three months.

         If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends). If the Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.

         If the Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its capital gain net income for the one-year period ending October 31 of the year (and any retained amount from the prior calendar year), the Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts.

         Any dividend declared by the Fund to Shareholders of record on a date in October, November or December generally is deemed to have been received by its Shareholders on December 31 of such year (and paid by the Fund on or before such time) provided that the dividend actually is paid during January of the following year.

         If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sales, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

         Under the 30% of gross income test described above, the Fund will be restricted in selling assets held or considered to have been held for less than three months, and in engaging in certain hedging transactions (including hedging transactions in options and futures) that in some circumstances could cause certain Fund assets to be treated as held for less than three months.

         Certain of the Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

         If the Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

         The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

         The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends and other distributions paid to any Shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure to properly include on his or her tax return payments of interest or dividends.

         The foregoing discussion is only a summary of some of the important Federal tax considerations generally affecting purchasers of the Fund's Shares. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Fund, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of the Fund's Shares are urged to consult their tax advisors with specific reference to their own tax situation. Foreign Shareholders should consult their tax advisors regarding the U.S. and foreign tax consequences of an investment in the Fund. In addition, this discussion is based on tax laws and regulations that are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

FOREIGN TAXES

         Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If at the end of the Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's Shareholders in connection with the Fund's dividends received by them. In this case, Shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those Shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such Shareholders who hold Fund Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date will be entitled to claim a foreign tax credit for their share of these taxes. If the Fund makes the election, it will report annually to its Shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

                             MANAGEMENT OF HIGHMARK

TRUSTEES AND OFFICERS

         Overall responsibility for management of the Fund rests with the Trustees of HighMark, who are elected by HighMark's Shareholders. There are currently six Trustees, all of whom are not "interested persons" of HighMark within the meaning of that term under the 1940 Act.

         The Trustees, in turn, elect the officers of HighMark to supervise actively its day-to-day operations.

         The Trustees and officers of HighMark, their addresses and principal occupations during the past five years are set forth below.

                                            POSITION(S) HELD                         PRINCIPAL OCCUPATION
 NAME AND ADDRESS                           WITH HIGHMARK                            DURING PAST 5 YEARS
 ----------------                           -------------                            -------------------
 Thomas L. Braje                            Trustee                                  Retired October, 1996.  Prior to October
 1323 Encina Drive                                                                   1996, Vice President and Chief Financial
 Milbrae, CA  94030                                                                  Officer of Bio Rad Laboratories, Inc.



 David A. Goldfarb                          Trustee                                  Partner, Goldfarb & Simens, Certified
 111 Pine Street                                                                     Public Accountants.
 18th Floor
 San Francisco, CA 94111


 Joseph C. Jaeger                           Trustee                                  Senior Vice President and Chief
 100 First Street                                                                    Financial Officer, Delta Dental Plan of
 San Francisco, CA 94105                                                             California.


 Frederick J. Long                          Trustee                                  President and Chief Executive Officer,
 520 Pike Street                                                                     Pettit-Morry Co. and Acordia Northwest
 20th Floor                                                                          Inc. (each an insurance brokerage firm).
 Seattle, WA 98101

 Paul L. Smith                              Trustee                                  Member of the Board of Trustees of
 422 Gordon Terrace                                                                  Stepstone Funds since 2/1991 - 4/1997;
 Pasadena, CA  91105                                                                 Retired.  Prior to retirement Director
                                                                                     of Union Bank; Vice Chairman and member
                                                                                     of the Office of the Chief Executive of
                                                                                     Security Pacific Corporation; and Former
                                                                                     Director and officer of numerous
                                                                                     subsidiaries of Security Pacific
                                                                                     Corporation and Security Pacific
                                                                                     National Bank.


 William R. Howell                          Trustee                                  Chairman of the Board of Trustees of
 73-350 Calliandra Avenue                                                            Stepstone Funds 1991 - 4/1997; Director,
 Palm Desert, CA  92260                                                              Current Income Shares, Inc.





 Michael L. Noel                            Member Advisory Board                    Member of the Board of Trustees of
 1107 Pine Country Court                                                             Stepstone Funds 1990 - 4/1997.
 Prescott, AZ  86303-6405




 Robert M. Whitler                          Member Advisory Board                    Retired.  Prior to retirement Executive
 336 Running Spring Drive                                                            Vice President and head of Union Bank's
 Palm Desert, CA  92211-3240                                                         Financial Management and Trust Services
                                                                                     Group.


 Robert DellaCroce                          Controller and Chief                     CPA, Director of Fund Resources,
 530 East Swedesford Road                   Financial Officer                        employee since 1994.  Prior to 1994,
 Wayne, PA  19087                                                                    senior manager for Arthur Andersen.


 Kevin P. Robins                            Vice President and Secretary             Employee since 1992.   Prior to 1992,
 1 Freedom Valley Drive                     of the Administrator and                 associate with Morgan Lewis & Bockius
 Oaks, PA  19456                            Distributor                              since 1988.



 Kathryn L. Stanton                         Vice President and Assistant             Employee since 1994.  Prior to 1992,
 1 Freedom Valley Drive                     Secretary; Secretary                     associate with Morgan Lewis & Bockius
 Oaks, PA  19456                                                                     since 1988.


 Sandra K. Orlow                            Vice President and Assistant             Employee since 1983.
 1 Freedom Valley Drive                     Secretary
 Oaks, PA  19456



 Todd Cipperman                             Vice President and Assistant             Employee since 1995.  From 1994 to May
 1 Freedom Valley Drive                     Secretary.                               1995, associate with Dewey Ballantine.
 Oaks, PA  19456                                                                     Prior to 1994, associate with Winston &
                                                                                     Strawn.


 Barbara A. Nugent                          Vice President and Assistant             Employee since 1996.  Prior to April
 1 Freedom Valley Drive                     Secretary.                               1996, associate with Drinker, Biddle &
 Oaks, PA  19456                                                                     Reath from 1994 to 1996.  Prior to 1996,
                                                                                     Assistant Vice President/Administration
                                                                                     for Delaware Service Company, Inc. from
                                                                                     1992 to 1993 and Assistant
                                                                                     Vice-Operations of Delaware Service
                                                                                     Company, Inc. from 1988 to 1992.

         The Trustees of HighMark receive quarterly retainer fees and fees and expenses for each meeting of the Board of Trustees attended. No employee, officer or stockholder of SEI Fund Resources and/or SEI Investments Distribution Co. receives any compensation directly from HighMark for serving as a Trustee and/or officer. SEI Fund Resources and/or SEI Investments Distribution Co. receive administration, fund accounting servicing and distribution fees from each of HighMark's Funds. See "Manager and Administrator" and "Distributor" below. Messrs. Robins, Cipperman, Cahn, DellaCroce, and Lee, and Ms. Stanton, Ms. Orlow, and Ms. Nugent are employees and officers of SEI Investments Company. While SEI Fund Resources is a distinct legal entity from SEI Investments Distribution Co., SEI Fund Resources is considered to be an affiliated person of SEI Investments Distribution Co. under the 1940 Act due to, among other things, the fact that SEI Investments Distribution Co. and SEI Fund Resources are both controlled by the same ultimate parent company, SEI Investments Company.

         During the fiscal year ended July 31, 1997, fees paid to the disinterested Trustees for their services as Trustees aggregated $___________. For the disinterested Trustees, the following table sets forth information concerning fees paid and retirement benefits accrued during the fiscal year ended July 31, 1997:

   (1)                          (2)                   (3)                 (4)                    (5)
 Name of                     Aggregate            Pension or        Estimated Annual     Total Compensation
 Trustee                    Compensation          Retirement         Benefits Upon            from Fund
                             from Group        Benefits Accrued        Retirement          Complex Paid to
                                                      as                                      Trustees
                                                 Part of Fund
                                                   Expenses
----------                  -----------            --------            ----------            ----------
Thomas L. Braje                                       None               None
David A. Goldfarb                                     None               None
William R. Howell                                     None               None
Joseph C. Jaeger                                      None               None
Frederick J. Long                                     None               None
Paul L. Smith                                         None               None
Michael L. Noel*                                      None               None
Robert M. Whitler*                                    None               None

*Members of Advisory Board.

         The Advisory Board to the Board of Trustees is responsible for providing monitoring services and evaluating issues affecting HighMark pursuant to the direction of the Board of Trustees, and consulting and providing advice to the Board of Trustees regarding those issues.

INVESTMENT ADVISOR

         Investment advisory and management services are provided to the Fund by the Advisor, pursuant to an investment advisory agreement between Union Bank of California and HighMark dated as of April 1, 1996 (the "Investment Advisory Agreement"). Union Bank of California serves as custodian for the Fund. See "Transfer Agent, Custodian and Fund Accounting Services" below. Union Bank of California also serves as sub-administrator to the Fund pursuant to an agreement with SEI Fund Resources. See "Manager and Administrator" below.

         Unless sooner terminated, the Investment Advisory Agreement will continue in effect as to each particular HighMark Fund from year to year if such continuance is approved at least annually by HighMark's Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under GENERAL INFORMATION - Miscellaneous in the Prospectuses), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a particular HighMark Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by Union Bank of California. The Investment Advisory Agreement terminates automatically in the event of any assignment, as defined in the 1940 Act.

         The Investment Advisory Agreement provides that Union Bank of California will not be liable for any error of judgment or mistake of law or for any loss suffered by HighMark in connection with the Advisor's services under the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties, or from reckless disregard by the Advisor of its duties and obligations thereunder.

         On April 1, 1996, the Bank of California, N.A., HighMark's then-investment advisor, combined with Union Bank and the resulting bank
changed its name to Union Bank of California, N.A.   At the same time, the
banks' investment management divisions were combined. Each of the Bank of California and Union Bank (or its predecessor bank) has been in banking since the early 1900's, and historically, each has had significant investment functions within its trust and investment division. Union Bank of California, N.A. is a subsidiary of UnionBanCal Corporation, a publicly traded corporation, a majority of the shares of which are owned by Bank of Tokyo - Mitsubishi, Limited.

         For the services provided and expenses assumed by the Advisor pursuant to the Investment Advisory Agreement, Union Bank of California is entitled to receive fees from the Fund as described in the Fund's Prospectus.
 THE SUB-ADVISORS

         The Advisor and Brandes Investment Partners LP ("Brandes") have entered into a sub-advisory agreement which relates to the Fund.

         Under its sub-advisory agreement, Brandes is entitled to a fee which is calculated daily and paid monthly at an annual rate of .50% of the average daily net assets of the Fund. Such fee is paid by the Advisor, and Brandes receives no fees directly from the Fund.

PORTFOLIO TRANSACTIONS

         Pursuant to the Investment Advisory Agreement, the Advisor determines, subject to the general supervision of the Board of Trustees of HighMark and in accordance with the Fund's investment objective and restrictions, which securities are to be purchased and sold by the Fund, and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities for the Bond Fund, the Intermediate-Term Bond Fund, the Government Securities Fund, the Convertible Securities Fund, the California Intermediate Tax-Free Bond Fund, the Diversified Money Market Fund, the U.S. Government Money Market Fund, the 100% U.S. Treasury Money Market Fund and the California Tax-Free Money

Market Fund usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Securities purchased by the Growth Fund, the Income Equity Fund, the Value Momentum Fund, the Blue Chip Growth Fund, the Emerging Growth Fund and the International Equity Fund will generally involve the payment of a brokerage fee. Portfolio transactions for the Balanced Fund may be principal transactions or involve the payment of brokerage commissions. While the Advisor generally seeks competitive spreads or commissions on behalf of the Fund, HighMark may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

         Allocation of transactions, including their frequency, to various dealers is determined by the Advisor or the Sub-Advisors in their best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Advisor or the Sub-Advisors may receive orders for transactions by HighMark. Information so received is in addition to and not in lieu of services required to be performed by the Advisor or the Sub-Advisors and does not reduce the advisory fees payable to Union Bank of California by HighMark. Such information may be useful to the Advisor or the Sub-Advisors in serving both HighMark and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisor in carrying out its obligations to HighMark.

         Upon adoption by the Board of Trustees of certain procedures pursuant to Rule 17e-1 under the Investment Company Act, HighMark may execute portfolio transactions involving the payment of a brokerage fee through Union Bank of California, SEI Investments Distribution Co., and their affiliates in accordance with such procedures. HighMark will not acquire portfolio securities issued by, make savings deposits in, or enter repurchase or reverse repurchase agreements with, Union Bank of California, or their affiliates, and will not give preference to correspondents of Union Bank of California with respect to such securities, savings deposits, repurchase agreements and reverse repurchase agreements.

         Investment decisions for the Fund of HighMark are made independently from those for the other Funds or any other investment company or account managed by the Advisor, the Sub-Advisors or Union Bank of California. However, any such other investment company or account may invest in the same securities as HighMark. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner that the Advisor or the Sub-Advisors and Union Bank of California believe to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Advisor, or the Sub-Advisors and Union Bank of California may aggregate the securities to be sold or purchased for one of the Funds with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided in the Investment Advisory Agreement and the Sub-Advisory Agreements, in making investment recommendations for HighMark, the Advisor or the Sub-Advisors will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by HighMark is a customer of the Advisor, the Sub-Advisors or Union Bank of California, their parent or its subsidiaries or affiliates and, in dealing with its commercial customers, the Advisor, the Sub-Advisors and Union Bank of California, their parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by HighMark.

GLASS-STEAGALL ACT

         In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision:
(a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment advisor, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisors to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complies with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisors to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

         Union Bank of California believes that the Advisor and the Sub-Advisors possess the legal authority to perform the services for the Fund contemplated by the Investment Advisory Agreement and the Sub-Advisory Agreements and described in the Prospectuses and this Statement of Additional Information and has so represented in the Investment Advisory Agreement and the Sub-Advisory Agreements. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Advisor from continuing to perform such services for HighMark. Depending upon the nature of any changes in the services that could be provided by the Advisor, or the Sub-Advisors, the Board of Trustees of HighMark would review HighMark's relationship with the Advisor and the Sub-Advisors and consider taking all action necessary in the circumstances.

         Should further legislative, judicial or administrative action prohibit or restrict the activities of Union Bank of California, its affiliates, and its correspondent banks in connection with Customer purchases of Shares of HighMark, such Banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in HighMark's method of operations would affect its net asset value per Share or result in financial losses to any Customer.

ADMINISTRATOR AND SUB-ADMINISTRATOR

         SEI Fund Resources (the "Administrator") serves as administrator to the Fund pursuant to the administration agreement dated as of February 15, 1997 between HighMark and the Administrator (the "Administration Agreement").

         SEI Fund Resources is a Delaware business trust whose sole beneficiary is SEI Financial Management Corporation. SEI Financial Management Corporation, a wholly owned subsidiary of SEI Investment Company ("SEI"), was organized as a Delaware corporation in 1969 and has its principal business offices at 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI and its subsidiaries are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator to the following other institutional mutual funds: SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI International Trust, SEI Institutional Managed Trust, Boston 1784(R) Funds, The Advisors' Inner Circle Fund, The Pillar Funds, CUFund, STI Classic Funds, CoreFunds, Inc., First American Funds, Inc., First American Investment Funds, Inc., The Arbor Fund, Marquis Funds(R), Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Achievement Funds Trust, Bishop Street Funds, CrestFunds, Inc., STI Classic Variable Trust, Monitor Funds, FMB Funds, Inc., TIP Funds, ARK Funds, SEI Asset Allocation Trust, and SEI Institutional Investments Trust.

         Pursuant to the Administration Agreement, the Administrator provides the Group with administrative services, regulatory reporting, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Group. As described below, the Administrator has delegated part of its responsibilities under the Administration Agreement to Union Bank of California, N.A.

         The Administration Agreement became effective on February 15, 1997, unless sooner terminated as provided in the Administration Agreement (and as described below), the Administration Agreement, as amended, will continue in effect until July 31, 1999. The Administration Agreement thereafter shall be renewed automatically for successive annual terms. The Administration Agreement is terminable at any time with respect to a particular Fund or HighMark as a whole by either party without penalty for any reason upon 90 days' written notice by the party effecting such termination to the other party.

         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by HighMark in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

         The Administration Agreement permits the Administrator to subcontract its services thereunder, provided that the Administrator will not be relieved of its obligations under the Administration Agreement by the appointment of a subcontractor and the Administrator shall be responsible to HighMark for all acts of the subcontractor as if such acts were its own, except for losses suffered by the Fund resulting from willful misfeasance, bad faith or gross negligence by the subcontractor in the performance of its duties or for reckless disregard by it of its obligations and duties. Pursuant to a sub-administration agreement between the Administrator and Union Bank of California, N.A., Union Bank of California, N.A. will perform services which may include clerical, bookkeeping, accounting, stenographic and administrative services, for which it will receive a fee, paid by the Administrator, at the annual rate of up to 0.05% of the Fund's average daily net assets.

SHAREHOLDER SERVICES PLANS

         HighMark has adopted two Shareholder Services Plans, one for Fiduciary Class and Class A Shares, and one for Class B Shares (collectively, the "Services Plans") pursuant to which the Fund is authorized to pay compensation to financial institutions (each a "Service Provider"), which may include Bank of Tokyo-Mitsubishi, Ltd., Union Bank of California, N.A., or their respective affiliates, that agree to provide certain shareholder support services for their customers or account holders (collectively, "customers") who are the beneficial or record owners of Shares of the Fund. In consideration for such services, a Service Provider is compensated by the Fund at a maximum annual rate of up to 0.25% of the average daily net asset value of Shares of the Fund, pursuant to each plan.

         The servicing agreements adopted under the Services Plans (the "Servicing Agreements") require the Service Provider receiving such compensation to perform certain shareholder support services as set forth in the Servicing Agreements with respect to the beneficial or record owners of Shares of the Fund.

         As authorized by the Services Plans, HighMark may enter into a Servicing Agreement with a Service Provider pursuant to which the Service Provider has agreed to provide certain shareholder support services in connection with Shares of one or more of HighMark's Funds. Such shareholder support services may include, but are not limited to, (i) maintaining

Shareholder accounts; (ii) providing information periodically to Shareholders showing their positions in Shares; (iii) arranging for bank wires; (iv) responding to Shareholder inquiries relating to the services performed by the Service Provider; (v) responding to inquiries from Shareholders concerning their investments in Shares; (vi) forwarding Shareholder communications from HighMark (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Shareholders; (vii) processing purchase, exchange and redemption requests from Shareholders and placing such orders with HighMark or its service providers;
(viii) assisting Shareholders in changing dividend options, account designations, and addresses; (ix) providing subaccounting with respect to Shares beneficially owned by Shareholders; (x) processing dividend payments from HighMark on behalf of the Shareholders; and (xi) providing such other similar services as HighMark may reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

EXPENSES

         HighMark's service providers bear all expenses in connection with the performance of their respective services, except that each of the Funds will bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of Trustees who are not partners, officers, directors, shareholders or employees of Union Bank of California, SEI Fund Resources or SEI Investments Distribution Co., Securities and Exchange Commission fees and state fees and expenses, certain insurance premiums, outside and, to the extent authorized by HighMark, inside auditing and legal fees and expenses, fees charged by rating agencies in having the Fund's Shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, typesetting and printing prospectuses for regulatory purposes and for distribution to current Shareholders, costs and expenses of Shareholders' and Trustees' reports and meetings and any extraordinary expenses.

DISTRIBUTOR

         SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, serves as distributor to the Fund pursuant to a distribution agreement dated February 15, 1997 between HighMark and the Distributor for the Fiduciary Class and Class A Shares, and pursuant to a distribution agreement dated June 18, 1997 between HighMark and the Distributor for Class B Shares (collectively, the "Distribution Agreements").

         Unless terminated, the Distribution Agreements will continue in effect until July 31, 1999 and from year to year thereafter if approved at least annually (i) by HighMark's Board of Trustees or by the vote of a majority of the outstanding Shares of HighMark, and (ii) by the vote of a majority of the Trustees of HighMark who are not parties to the Distribution Agreements or interested persons (as defined in the 1940 Act) of any party to the Distribution

Agreements, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements are terminable without penalty, on not less than sixty days' notice by HighMark's Board of Trustees, by vote of a majority of the outstanding voting securities of HighMark or by the Distributor. The Distribution Agreements terminate in the event of their assignment, as defined in the 1940 Act.

         The Distribution Plans. The operation of the Distribution Plans, the 0.25% fee payable under HighMark's Distribution Plans to which the Class A Shares of the Fund are presently subject and the 0.75% fee to which the Class B Shares are presently subject are described in the Fund's Prospectus under "SERVICE ARRANGEMENTS -The Distribution Plans."

         In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plans may be terminated with respect to any of the HighMark Funds by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A or Class B Shares of the Fund. The Distribution Plans may be amended by vote of HighMark's Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in a Distribution Plan that would materially increase the distribution fee with respect to the Fund requires the approval of the Fund's Retail Shareholders. HighMark's Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plans (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plans) indicating the purposes for which such expenditures were made.

         Each Distribution Plan provides that it will continue in effect with respect to the Fund for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of the entire Board of Trustees, cast in person at a meeting called for such purpose. For so long as each of the Distribution Plans remains in effect, the selection and nomination of those trustees who are not interested persons of HighMark (as defined in the 1940
Act) shall be committed to the discretion of such disinterested persons.

TRANSFER AGENT AND CUSTODIAN SERVICES

         State Street Bank and Trust Company performs transfer agency services for the Fund pursuant to a transfer agency and shareholder service agreement with HighMark dated as of February 15, 1997 (the "Transfer Agency Agreement"). As the Fund's transfer agent, State Street Bank and Trust Company processes purchases and redemptions of the Fund's Shares and maintains the Fund's Shareholder transfer and accounting records, such as the history of purchases, redemptions, dividend distributions, and similar transactions in a Shareholders's account.

         Under the Transfer Agency Agreement, HighMark has agreed to pay State Street Bank and Trust Company annual fees at the rate of $18,000 per Retail class. The Distributor has agreed to pay State Street Bank and Trust Company annual fees at the rate of $15,000 per Fiduciary class. In addition, there will be an annual account maintenance fee of $25.00 per account and IRA Custodial fees totaling $15.00 per account, as well as out-of-pocket expenses as defined in the Transfer Agency Agreement. HighMark intends to charge transfer agency fees across the HighMark Funds as a whole. State Street Bank and Trust Company may periodically voluntarily reduce all or a portion of its transfer agency fee with respect to the Fund to increase the Fund's net income available for distribution as dividends.

         Union Bank of California, N.A. serves as custodian to the Fund pursuant to a custodian agreement with HighMark dated as of December 23, 1991, as amended (the "Custodian Agreement"). Under the Custodian Agreement, Union Bank of California's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.

         Under the Custodian Agreement, HighMark has agreed to pay Union Bank of California a domestic custodian fee with respect to the Fund at an annual rate of .01% of the Fund's average daily net assets, with an annual minimum fee of $2,500, plus certain transaction fees. Union Bank of California is also entitled to be reimbursed by HighMark for its reasonable out-of-pocket expenses incurred in the performance of its duties under the Custodian Agreement. Global custody fees shall be determined on a transaction basis. Union Bank of California may periodically voluntarily reduce all or a portion of its custodian fee with respect to the Fund to increase the Fund's net income available for distribution as dividends.

LEGAL COUNSEL

         Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005, are counsel to HighMark and will pass upon the legality of the Shares offered hereby.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

         HighMark is a Massachusetts business trust. HighMark's Declaration of Trust was originally filed with the Secretary of State of The Commonwealth of Massachusetts on March 10, 1987. The Declaration of Trust, as amended, authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. HighMark's Declaration of Trust, as amended, further authorizes the Board of Trustees to establish one or more series of Shares of HighMark, and to classify or reclassify the Shares of any series into one or more classes by setting or changing in any one or more respects the preferences, designations, conversion or other rights, restrictions, limitations as to dividends, conditions of redemption, qualifications or other terms applicable to the Shares of such class, subject to those matters expressly provided for in the Declaration of Trust, as amended, with respect to the Shares of each series of HighMark. HighMark presently consists of seventeen series of Shares, representing units of beneficial interest in the Growth Fund, the Income Equity Fund, the Balanced Fund, the Value Momentum Fund, the Blue Chip Growth Fund, the Emerging Growth Fund, the International Equity Fund, the Bond Fund, the Intermediate-Term Bond Fund, the Government Securities Fund, the Convertible Securities Fund, the California Intermediate Tax-Free Bond Fund, the Diversified Money Market Fund, the U.S. Government Money Market Fund, the 100% U.S. Treasury Money Market Fund, the California Tax-Free Money Market Fund, and the Small Cap Value Fund. As described in the Prospectuses, selected Funds have been divided into three classes of Shares, designated Class A and Class B Shares (collectively, "Retail Shares") and Fiduciary Shares.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, HighMark's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of HighMark, Shareholders of the Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund that are available for distribution. Upon liquidation or dissolution of HighMark, Retail and Fiduciary shareholders are entitled to receive the net assets of the Fund attributable to each class.

         As used in the Prospectuses and in this Statement of Additional Information, "assets belonging to the Fund" means the consideration received by HighMark upon the issuance or sale of Shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of HighMark not readily identified as belonging to a particular Fund that are allocated to the Fund by HighMark's Board of Trustees. Such allocations of general assets may be made in any manner deemed fair and equitable, and it is anticipated that the Board of Trustees will use the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses of that Fund, and with a share of the general liabilities and expenses of HighMark not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of HighMark to particular Funds will be determined by the Board of Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as HighMark shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of the Fund will be required in connection with a matter, the Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund.

         Under Rule 18f-2, the approval of an investment advisory agreement or any change in fundamental investment policy would be effectively acted upon with respect to the Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of HighMark voting without regard to series.

         Although not governed by Rule 18f-2, Retail Shares of the Fund have exclusive voting rights with respect to matters pertaining to the Fund's Distribution Plan.

SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, HighMark's Declaration of Trust, as amended, provides that Shareholders shall not be subject to any personal liability for the obligations of HighMark, and that every written agreement, obligation, instrument, or undertaking made by HighMark shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust, as amended, provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his or her being or having been a Shareholder. The Declaration of Trust, as amended, also provides that HighMark shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of HighMark, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which HighMark itself would be unable to meet its obligations.

         The Declaration of Trust, as amended, states further that no Trustee, officer, or agent of HighMark shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of HighMark's business, nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust, as amended, also provides that all persons having any claim against the Trustees or HighMark shall look solely to the assets of the trust for payment.

CALCULATION OF PERFORMANCE DATA

         From time to time, articles relating to the performance, rankings, and other investment characteristics of mutual funds and their investment advisors, including HighMark's Funds and the Advisor, may appear in national, regional, and local publications. In particular, some publications may publish their own rankings or performance reviews of mutual funds and their investment advisors, including HighMark's Funds and the Advisor. Various mutual fund or market indices may also serve as a basis for comparison of the performance of HighMark's Funds with other mutual funds or mutual fund portfolios with comparable investment objectives and policies. In addition to the indices prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation, references to or reprints from the following publications may be used in HighMark's promotional literature: IBC/Donoghue's Money Fund Report, Ibbotson Associates of Chicago, MorningStar, Lipper Analytical Services, Inc., CDA/Wiesenberger Investment Company Services, SEI Financial Services, Callan Associates, Wilshire Associates, MONEY Magazine, Pension and Investment Age, Forbes Magazine, Business Week, American Banker, Fortune Magazine, Institutional Investor, Barron's National Business & Financial Weekly, The Wall Street Journal, New York Times, San Francisco Chronicle and Examiner, Los Angeles Times, U.S.A. Today, Sacramento Bee, Seattle Times, Seattle Daily Journal of Commerce, Seattle Post/Intelligence, Seattle Business Journal, Tacoma New Tribune, Bellevue Journal-American, The Oregonian, Puget Sound Business Journal, Portland Chamber of Commerce and Portland Daily Journal of Commerce/Portland Business Today. Shareholders may call toll free 1-800-433-6884 for current information concerning the performance of each of HighMark's Funds.

         From time to time, the Fund may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within HighMark; (5) descriptions of investment strategies for one or more of the Funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and
(9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Fund.

         The Fund's respective average annual total return and/or aggregate total return was calculated by determining the change in the value of a hypothetical $1,000 investment in the

Fund over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment; in the case of the average annual total return, this amount (representing the Fund's total return) was then averaged over the relevant number of years. The ending redeemable value includes dividends and capital gain distributions reinvested at net asset value. The resulting percentages indicate the positive or negative investment results that an investor would have experienced from changes in Share price and reinvestment of dividends and capital gains distributions.

                                           (6)
         Standardized Yield = 2 [( a-b + 1)   - 1]
                                   ---
                                   cd

The symbols above represent the following factors:

a =      dividends and interest earned during the 30-day period.
b =      expenses accrued for the period (net of reimbursements).
c = the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
d = the maximum offering price per share of the class on the last day of the period, adjusted for undistributed net investment income.

         The standardized yield of a class of shares for a 30-day period may differ from its yield for any other period. The Commission formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. This standardized yield is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments calculated for that period. Because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund classes of shares will differ.

         The distribution rate for the Fund is determined by dividing the income distributions and, where the distribution rate includes capital gains distributions, capital gains distributions on a Share of the Fund over a six-month period by the per Share net asset value of the Fund on the last day of the period and annualized.

         All performance information presented is based on past performance and does not predict future performance.

MISCELLANEOUS

         HighMark is not required to hold meetings of Shareholders for the purpose of electing Trustees except that (i) HighMark is required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may be filled only by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of HighMark at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 10% of the outstanding Shares of HighMark. Upon written request by the holders of Shares representing 1% of the outstanding Shares of HighMark stating that such Shareholders wish to communicate with the other Shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, HighMark will provide a list of Shareholders or disseminate appropriate materials (at the expense of the requesting Shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

         HighMark is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of HighMark.

         The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

         The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made.

         No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this Statement of Additional Information.

         As of _____________, 1998, HighMark believes that the trustees and officers of HighMark, as a group, owned less than one percent of the Shares of the Fund. As of ___________, 1998, HighMark believes that Union Bank of California was the shareholder of record of 100% of the Shares of the Fund. As of ___________, 1998, HighMark believes that Union Bank of California had voting power with respect to 100% of the Fund's Shares.

PART C.          OTHER INFORMATION

ITEM 24.         FINANCIAL STATEMENTS AND EXHIBITS

                          (a)     Financial Statements:

                                  Included in Part A:

                                  --       Certain Financial Information.

                                  Included in Part B:

                                  The following financial statements have been incorporated into the Statement of Additional Information by reference to HighMark's Annual Report to Shareholders, dated July 31, 1997:

                                  --       Report of Independent Certified
                                           Public Accountants for HighMark
                                           Funds at July 31, 1997.

                                  -- Statements of Assets and Liabilities for HighMark Funds at July 31, 1997.

                                  --       Statements of Operations for
                                           HighMark Funds for the year ended
                                           July 31, 1997.

                                  --       Statements of Changes in Net
                                           Assets for HighMark Funds for
                                           the year ended July 31, 1997.

                                  --       Schedules of Portfolio Investments
                                           for HighMark Funds at July 31, 1997.

                                  --       Notes to Financial Statements
                                           for HighMark Funds dated July 31,
                                           1997.

                                  --       Financial Highlights for HighMark
                                           Funds for the year ended July 31,
                                           1997.  All required financial
                                           statements are included in Part B
                                           hereof. All other financial
                                           statements and schedules are
                                           inapplicable.

                          (b)     Exhibits:

                                  (1)   (a)     Declaration of Trust, dated
                                                March 10, 1987, is
                                                incorporated by reference to
                                                Exhibit (1)(a) of

                                                Pre-Effective Amendment No. 1
                                                (filed May 15, 1987) to
                                                Registrant's Registration
                                                Statement on Form N-1A.

                                        (b)     Amendment to Declaration of
                                                Trust, dated April 13, 1987,
                                                is incorporated by reference
                                                to Exhibit (1)(b) of
                                                Pre-Effective Amendment No. 1
                                                (filed May 15, 1987) to
                                                Registrant's Registration
                                                Statement on Form N-1A.

                                        (c)     Amendment to Declaration of
                                                Trust, dated July 13, 1987,
                                                is incorporated by reference
                                                to Exhibit (1)(c) of
                                                Pre-Effective Amendment No. 2
                                                (filed July 24, 1987) to
                                                Registrant's Registration
                                                Statement on Form N-1A.

                                        (d)     Amendment to Declaration of
                                                Trust, dated July 30, 1987,
                                                is incorporated by reference
                                                to Exhibit (1)(d) of
                                                Pre-Effective Amendment No. 3
                                                (filed July 31, 1987) to
                                                Registrant's Registration
                                                Statement on Form N-1A.

                                        (e)     Amendment to Declaration of
                                                Trust, dated October 18,
                                                1996, is incorporated by
                                                reference to Exhibit (1)(e)
                                                of Post-Effective Amendment
                                                No. 18 (filed November 8,
                                                1996) to Registrant's
                                                Registration Statement on
                                                Form N-1A.

                                        (f)     Amendment to Declaration of
                                                Trust, dated December 4,
                                                1996, is incorporated by
                                                reference to Exhibit (1)(f)
                                                of Post-Effective Amendment
                                                No. 19 (filed December 13,
                                                1996) to Registrant's
                                                Registration Statement on
                                                Form N-1A.

                                  (2)   (a)     Amended and Restated Code of
                                                Regulations, dated June 5,
                                                1991, is incorporated by
                                                reference to Exhibit 2 of
                                                Post-Effective Amendment No.
                                                7 (filed September 30, 1991)
                                                to Registrant's Registration
                                                Statement on Form N-1A.

                                        (b)     Amendment to Amended and
                                                Restated Code of Regulations,
                                                dated December 4, 1991, is
                                                incorporated by reference to
                                                Exhibit 2(b) of
                                                Post-Effective Amendment No.
                                                8 (filed September 30, 1992)
                                                to Registrant's Registration
                                                Statement on Form N-1A.

                                  (3)           None.

                                  (4)           None.

                                  (5)   (a)     Investment Advisory
                                                Agreement between Registrant
                                                and Union Bank of California,
                                                N.A., dated as of April 1,
                                                1996 (the "Investment
                                                Advisory Agreement"), is
                                                incorporated by reference to
                                                Exhibit 5 of Post-Effective
                                                Amendment No. 18 (filed
                                                November 8, 1996) to
                                                Registrant's Registration
                                                Statement on Form N-1A.

                                        (b)     Amended and Restated Schedule A
                                                to the Investment Advisory
                                                Agreement is incorporated by
                                                reference to Exhibit (5)(b)
                                                of Post-Effective Amendment
                                                No. 22 (filed June 18, 1997)
                                                to Registrant's Registration
                                                Statement on Form N-1A.

                                        (c)     Investment Sub-Advisory
                                                Agreement between Union Bank
                                                of California, N.A. and
                                                Tokyo-Mitsubishi Asset
                                                Management (UK), LTD., dated
                                                as of April 25, 1997 (the
                                                "TMAM Sub-Advisory
                                                Agreement") is incorporated
                                                by reference to Exhibit
                                                (5)(c) of Post-Effective
                                                Amendment No. 22 (filed June
                                                18, 1997) to Registrant's
                                                Registration Statement on
                                                Form N-1A.

                                        (d)     Investment Sub-Advisory
                                                Agreement between Union Bank
                                                of California, N.A. and Bank
                                                of Tokyo-Mitsubishi Trust
                                                Company, dated as of April
                                                25, 1997 (the "BOTM Sub-
                                                Advisory Agreement") is
                                                incorporated by reference to
                                                Exhibit (5)(d) of
                                                Post-Effective Amendment No.
                                                22 (filed June 18, 1997) to
                                                Registrant's Registration
                                                Statement on Form N-1A.

                                  (6)   (a)     Distribution Agreement
                                                between the Registrant and
                                                SEI Financial Services
                                                Company is incorporated by
                                                reference to Exhibit 6 of
                                                Post-Effective Amendment No.
                                                20 (filed February 25, 1997)
                                                to Registrant's Registration
                                                Statement on Form N-1A.

                                        (b)     Form of Distribution and
                                                Service Agreement for Class B
                                                Shares between Registrant and
                                                SEI Investments Distribution
                                                Co. incorporated by reference
                                                to Exhibit (6)(b) of
                                                Post-Effective Amendment No.
                                                22 (filed June 18, 1997) to
                                                Registrant's Registration
                                                Statement on Form N-1A.

                                  (7)           None.

                                  (8)   (a)     Custodian Agreement between
                                                Registrant and The Bank of
                                                California, N.A., dated as of
                                                December 23, 1991, as amended
                                                as of September 15, 1992 (the
                                                "Custodian Agreement"), is
                                                incorporated by reference to
                                                Exhibit 8 of Post-Effective
                                                Amendment No. 8 (filed
                                                September 30, 1992) to
                                                Registrant's Registration
                                                Statement on Form N-1A.

                                        (b)     Amended and Restated Schedule A
                                                to the Custodian Agreement is
                                                incorporated by reference to
                                                Exhibit (8)(b) of
                                                Post-Effective Amendment No.
                                                22 (filed June 18, 1997) to
                                                Registrant's Registration
                                                Statement on Form N-1A.

                                        (c)     Form of Amended and Restated
                                                Schedule B to the Custodian
                                                Agreement is incorporated by
                                                reference to Exhibit (8)(c)
                                                of Post-Effective Amendment
                                                No. 22 (filed June 18, 1997)
                                                to Registrant's Registration
                                                Statement on Form N-1A.

                                        (d)     Form of Securities Lending and
                                                Reverse Repurchase Agreement
                                                Services Client Addendum to
                                                Custodian Agreement is
                                                incorporated by reference to
                                                Exhibit (8)(d) of
                                                Post-Effective Amendment No.
                                                22 (filed June 18, 1997) to
                                                Registrant's Registration
                                                Statement on Form N-1A.

                                  (9)   (a)     Administration Agreement
                                                between Registrant and SEI
                                                Fund Resources incorporated
                                                by reference to Exhibit 9(a)
                                                of Post-Effective Amendment
                                                No. 20 (filed February 25,
                                                1997) to Registrant's
                                                Registration Statement on
                                                Form N-1A.

                                        (b)     Form of Sub-Administration
                                                Agreement between SEI Fund
                                                Resources and Union Bank of
                                                California, N.A. is
                                                incorporated by reference to
                                                Exhibit 9(e) of
                                                Post-Effective Amendment No.
                                                19 (filed December 13, 1996)
                                                to Registrant's Registration
                                                Statement on Form N-1A.

                                        (c)     Transfer Agency and Service
                                                Agreement between the
                                                Registrant and State Street
                                                Bank and Trust Company is
                                                incorporated by reference to
                                                Exhibit 9(c) of Post-Effective
                                                Amendment No. 20 (filed
                                                February 25, 1997) to
                                                Registrant's Registration
                                                Statement on Form N-1A.

                                        (d)     Form of Shareholder Service
                                                Provider Agreement for the
                                                Registrant is incorporated by
                                                reference to Exhibit 9(n) of
                                                Post-Effective Amendment No.
                                                19 (filed December 13, 1996)
                                                to Registrant's Registration
                                                Statement on Form N-1A.

                                        (e)     Form of Shareholder Service
                                                Plan for the Registrant is
                                                incorporated by reference to
                                                Exhibit 9(q) of
                                                Post-Effective Amendment No.
                                                19 (filed December 13, 1996)
                                                to Registrant's Registration
                                                Statement on Form N-1A.

                                        (f)     Form of Shareholder Service
                                                Plan for Class B for the
                                                Registrant is incorporated by
                                                reference to Exhibit (9)(f)
                                                of Post-Effective Amendment
                                                No. 22 (filed June 18, 1997)
                                                to Registrant's Registration
                                                Statement on Form N-1A.

                                  (10)          Opinion and Consent of
                                                Counsel as to legality of
                                                shares being registered is
                                                filed herewith.

                                  (11)          Consent of Ropes & Gray, is
                                                filed herewith.

                                  (12)          None.

                                  (13)          None.

                                  (14)          None.

                                  (15)  (a)     Registrant's Distribution
                                                and Shareholder Services Plan
                                                relating to the Money Market
                                                Funds is incorporated by
                                                reference to Exhibit 15(a) of
                                                Post-Effective Amendment No.
                                                6 (filed September 27, 1990)
                                                to Registrant's Registration
                                                Statement on Form N-1A.

                                        (b)     Form of Servicing Agreement
                                                With Respect to Distribution
                                                Assistance and Shareholder
                                                Services used in
                                                connection with Registrant's
                                                Distribution and Shareholder
                                                Services Plan relating to the
                                                Money Market Funds is
                                                incorporated by reference to
                                                Exhibit 15(b) of
                                                Post-Effective Amendment No.
                                                6 (filed September 27, 1990)
                                                to Registrant's Registration
                                                Statement on Form N-1A.

                                        (c)     Form of Servicing Agreement
                                                With Respect to Shareholder
                                                Services used in connection
                                                with Registrant's
                                                Distribution and Shareholder
                                                Services Plan relating to the
                                                Money Market Funds, is
                                                incorporated by reference to
                                                Exhibit 15(c) of Post-
                                                Effective Amendment No. 8
                                                (filed September 30, 1992) to
                                                Registrant's Registration
                                                Statement on Form N-1A.

                                        (d)     Registrant's Distribution and
                                                Shareholder Services Plan
                                                relating to the  Class A
                                                Shares of the Income Funds
                                                and the Equity Funds is
                                                incorporated by reference to
                                                Exhibit 15(d) of
                                                Post-Effective Amendment No.
                                                13 (filed April 11, 1994) to
                                                the Registrant's Registration
                                                Statement on Form N-1A.

                                        (e)     Amended and Restated Schedule A
                                                to the Distribution and
                                                Shareholder Services Plan
                                                relating to the Class A
                                                Shares of the Income Funds
                                                and the Equity Funds is
                                                incorporated by reference to
                                                Exhibit (15)(e) of
                                                Post-Effective Amendment No.
                                                22 (filed June 18, 1997) to
                                                Registrant's Registration
                                                Statement on Form N-1A.

                                        (f)     Form of Distribution and
                                                Shareholder Services Plan
                                                relating to the Class B
                                                Shares of the Income Funds
                                                and the Equity Funds is
                                                incorporated by reference to
                                                Exhibit (15)(f) of
                                                Post-Effective Amendment No.
                                                22 (filed June 18, 1997) to
                                                Registrant's Registration
                                                Statement on Form N-1A.

                                  (16)  (a)     Performance Calculation
                                                Schedules concerning: the
                                                seven-day yield and effective
                                                yield of the Class A and
                                                Class B Shares of the U.S.
                                                Government Obligations Fund,
                                                the Diversified Obligations
                                                Fund, the 100% U.S. Treasury
                                                Obligations Fund, the
                                                Tax-Free Fund, and the
                                                California Tax-Free Fund; the
                                                seven-day tax-equivalent
                                                yield and tax-equivalent
                                                effective yield of the Class
                                                A and Class B Shares of the
                                                Tax-Free Fund and the
                                                California

                                                Tax-Free Fund; and the average
                                                annual total return of the
                                                Income Equity Fund and Bond
                                                Fund for the one-year,
                                                five-year, and
                                                inception-to-date periods are
                                                incorporated by reference to
                                                Exhibit 16 of Post-Effective
                                                Amendment No. 6 (filed
                                                September 27, 1990) to
                                                Registrant's Registration
                                                Statement on Form N-1A.

                                        (b)     Yield Calculation Schedules
                                                concerning the seven-day
                                                tax-equivalent yield and
                                                tax-equivalent effective
                                                yield (for California and
                                                Oregon income tax purposes)
                                                of the Class A and Class B
                                                Shares of the 100% U.S.
                                                Treasury Obligations Fund are
                                                incorporated by reference to
                                                Exhibit 16(b) of Post-
                                                Effective Amendment No. 7
                                                (filed September 30, 1991) to
                                                Registrant's Registration
                                                Statement on Form N-1A.

                                        (c)     Performance Calculation
                                                Schedules concerning: (i) the
                                                seven-day and thirty- day
                                                yield and effective yield of
                                                the Class A and Class B
                                                Shares of the U.S.
                                                Government Money Market Fund,
                                                the Diversified Money Market
                                                Fund, the 100% U.S. Treasury
                                                Money Market Fund, and the
                                                California Tax-Free Money
                                                Market Fund; (ii) the
                                                seven-day and thirty-day
                                                tax-equivalent yield (using a
                                                Federal income tax rate of
                                                31%) and tax- equivalent
                                                effective yield (using a
                                                Federal income tax rate of
                                                31%) of the Class A and Class
                                                B Shares of the California
                                                Tax-Free Fund; (iii) the
                                                seven-day and thirty-day
                                                tax-equivalent yield (using a
                                                Federal income tax rate of
                                                31% and a California income
                                                tax rate of 9.3%) and tax-
                                                equivalent effective yield
                                                (using a Federal income tax
                                                rate of 31% and a California
                                                income tax rate of 9.3%) of
                                                the Class A and Class B
                                                Shares of the California
                                                Tax-Free Fund; (iv) the
                                                average annual total return
                                                of the Class A and Class B
                                                Shares of the U.S. Government
                                                Money Market Fund, the
                                                Diversified Money Market
                                                Fund, the 100% U.S. Treasury
                                                Money Market Fund, and the
                                                California Tax-Free Money
                                                Market Fund for the one-year,
                                                three-year and
                                                inception-to-date periods and
                                                the aggregate total return of
                                                the Class A and Class B
                                                Shares of each such Fund for
                                                the year-to-date, quarterly
                                                and monthly periods; (v) the
                                                thirty-day yield of the Bond
                                                Fund; (vi) the average annual
                                                total return of the Bond Fund
                                                and the Income Equity Fund
                                                for the one-year, three-year,
                                                five-year and
                                                inception-to-date periods and
                                                the aggregate total return of
                                                each such Fund for the
                                                year-to-date, quarterly and
                                                monthly periods; and (vii) the
                                                distribution rate (excluding
                                                and including capital gains)
                                                over a twelve-month period for
                                                the Bond Fund and Income Equity
                                                Fund, are incorporated by
                                                reference to Exhibit 16(c) of
                                                Post-Effective Amendment No. 8
                                                (filed September 30, 1992) to
                                                Registrant's Registration
                                                Statement on Form N-1A.

                                  (17)          Financial Data Schedules.

                                  (18)          Form of Amended Multiple
                                                Class Plan for HighMark Funds
                                                adopted by the Board of
                                                Trustees on June 18, 1997 is
                                                incorporated by reference to
                                                Exhibit (18) of Post-
                                                Effective Amendment No. 22
                                                (filed June 18, 1997) to
                                                Registrant's Registration
                                                Statement on Form N-1A.

ITEM 25.         PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                 As of the filing date of this Registration Statement, there are no persons controlled by or under common control with the Registrant.

ITEM 26.         NUMBER OF HOLDERS OF SECURITIES

                 As of             ,     , the number of record holders of the
                 following series of Shares were:

                                                                                            NUMBER OF
TITLE OF SERIES                                                                          RECORD HOLDERS
---------------                                                                          --------------

U.S. Government Money Market Fund
  Retail Shares                                                                                    12
  Fiduciary Shares                                                                                  6
Diversified Money Market Fund
  Retail Shares                                                                                    45
  Fiduciary Shares                                                                                 11
100% U.S. Treasury Money Market Fund
  Retail Shares                                                                                    13
  Fiduciary Shares                                                                                  6
California Tax-Free Money Market Fund
  Retail Shares                                                                                    19
  Fiduciary Shares                                                                                  8
Income Equity Fund
  Retail Shares                                                                                   484
  Fiduciary Shares                                                                              2,781
Bond Fund
  Retail Shares                                                                                    55
  Fiduciary Shares                                                                                475
Growth Fund
  Retail Shares                                                                                   209
  Fiduciary Shares                                                                                511
Balanced Fund
  Retail Shares                                                                                    57
  Fiduciary Shares                                                                                 67
Value Momentum Fund
  Retail Shares                                                                                 1,055
  Fiduciary Shares                                                                                 10
Blue Chip Growth Fund
  Retail Shares                                                                                     0
  Fiduciary Shares                                                                                  3
Emerging Growth Fund
  Retail Shares                                                                                     0
  Fiduciary Shares                                                                                  4
International Equity Fund
  Fiduciary Shares                                                                                  4
Intermediate-Term Bond Fund
  Retail Shares                                                                                     5
  Fiduciary Shares                                                                                  5

 Government Securities Fund
  Retail Shares                                                                                     0
  Fiduciary Shares                                                                                  3
Convertible Securities Fund
  Fiduciary Shares                                                                                  3
California Intermediate Tax-Free Bond Fund
  Retail Shares                                                                                   108
  Fiduciary Shares                                                                                  4

ITEM 27.         INDEMNIFICATION

                 Article IX, Section 9.2 of the Registrant's Declaration of Trust, filed or incorporated by reference as Exhibit (1) hereto, provides for the indemnification of Registrant's trustees and officers. Indemnification of the Registrant's principal underwriter, custodian, investment adviser, administrator, transfer agent, and fund accountant is provided for, respectively, in Section 6 of the Distribution Agreement, filed or incorporated by reference as Exhibit 6(a) hereto,
                 Section 16 of the Custodian Agreement, filed or incorporated by reference as Exhibit 8 hereto, Section 8 of the Investment Advisory Agreement, filed or incorporated by reference as
                 Exhibit 5 hereto, Section 5 of the Administration Agreement, filed or incorporated by reference as Exhibit 9(a) hereto,
                 Section 6 of the Transfer Agency and Service Agreement, filed or incorporated by reference as Exhibit 9 (c) hereto, and
                 Section 7 of the Fund Accounting Agreement, filed or incorporated by reference as Exhibit 9(e) hereto. Registrant has obtained from a major insurance carrier a trustees and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

                 Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.         BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

                 Pacific Alliance Capital Management, a division of Union Bank of California, N.A. (the "Advisor"), performs investment advisory services for Registrant. Union Bank of California, N.A. ("Union Bank of California") offers a wide range of commercial and trust management services to its clients in California, Oregon, and Washington and around the world. Union Bank of California, N.A. is a subsidiary of UnionBanCal Corporation, a publicly traded corporation, a majority of the shares of which are owned by the Bank of Tokyo-Mitsubishi, Limited.

                 To the knowledge of Registrant, none of the directors or officers of Union Bank of California, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of The Bank of California also hold positions with UnionBanCal Corporation, the Bank of Tokyo-Mitsubishi and/or the Bank of Tokyo-Mitsubishi's other subsidiaries.

                 Listed below are the directors and certain principal executive officers of Union Bank of California, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:

         POSITION
         WITH UNION
         BANK OF                                              PRINCIPAL                               TYPE OF
         CALIFORNIA            NAME                           OCCUPATION                              BUSINESS
         ----------            ----                           ----------                              --------
         Director              Richard D. Farman              President, Chief Operating Officer
                                                              and Director
                                                              Pacific Enterprises
                                                              555 W. Fifth Street, 29th Floor
                                                              Los Angeles, CA  90013

         Director              Stanley F. Farrar,             Partner                                 Law Firm
                                 Esquire                      Sullivan & Cromwell
                                                              12th Floor
                                                              444 So. Flower St.
                                                              Los Angeles, CA  90071

         Director              Herman E. Gallegos             Independent Management Consultant       Independent
                                                              95 Kings Road                           Management
                                                              Brisbane, CA  94005                     Consultant

         Director              John L. Hancock                (retired) EVP                           Consultant
                                                              Pacific Bell

         Director and Vice     Richard C. Hartnack            UnionBanCal Corporation                 Banking
         Chairman Community                                   Union Bank of California, N.A.
         Banking Group                                        445 S. Figueroa Street, 38th Floor
                                                              Los Angeles, CA  90071

         Director and          Roy A. Henderson               UnionBanCal Corporation                 Banking
         Vice Chairman                                        Union Bank of California, N.A.
         Trust & Private                                      400 California Street, 19th Floor
           Financial Services                                 San Francisco, CA  94104


         Director              Hon. Harry W. Low              (retired) Judicial Arbitration &          Law
                                                              Mediation Services, Inc.
                                                              2 Embarcadero, Suite 1100
                                                              San Francisco, CA  94111

         Director              Dr. Mary S. Metz               Dean, University Extension                Education
                                                              University of California - Berkeley
                                                              1995 University Ave.,Third Floor
                                                              Berkeley, CA  94720

         Director              Raymond E. Miles                Professor                                Education
                                                               Haas School of Business
                                                              University of California - Berkeley
                                                              545 Student Services Bldg., #1900
                                                              Berkeley, CA  94720-1900

         POSITION
         WITH UNION
         BANK OF                                              PRINCIPAL                               TYPE OF
         CALIFORNIA            NAME                           OCCUPATION                              BUSINESS
         ----------            ----                           ----------                              --------
         Director, President   Takahiro Moriguchi             UnionBanCal Corporation                 Banking
         and Chief Executive                                  Union Bank of California, NA
         Officer                                              400 California Street, 19th Floor
                                                              San Francisco, CA  94104-1476

         Director              J. Fernando Niebla             Chairman & CEO                          Computer Software
                                                              Infotec Commercial Systems              and Hardware
                                                              3100 S. Harbor Blvd., Suite 100
                                                              Santa Ana, CA 92704

         Director,             Minoru Noda                    UnionBanCal Corporation                 Banking
         Deputy Chairman,                                     Union Bank of California, N.A.
         Chief Financial                                      400 California Street, 19th Floor
         Officer and Chief                                    San Francisco, CA  94104
         Credit Officer

         Director              Sidney R. Peterson             (retired) Chairman and Chief            Consultant
                                                              Executive Officer                       and Private
                                                              Getty Oil Company                       Investor

         Director              Carl W. Robertson,             Managing Director                       Real Estate and
                                 Esquire                      Warland Investments Company             Investment
                                                              1299 Ocean Avenue, Suite 300            Management
                                                              Santa Monica, CA  90401                 Company

         Director              Charles R. Scott               Chairman and                            Corporate
                                                              Chief Executive Officer                   Investor
                                                              Leadership Centers USA
                                                              365 King Road, N.W.
                                                              Atlanta, GA  30342-4007

         Director              Tetsuo Shimura                 Chief Executive Officer                 Banking
                                                              North American Headquarters
                                                              The Bank of Tokyo-Mitsubishi, Ltd.
                                                              1251 Avenue of the Americas, 14th Floor
                                                              New York, NY 10020

         Director              Henry T. Swigert               Chairman of the Board                   Equipment
                                                              ESCO Corporation                          Manufacturing
                                                              2141 NW 25th Avenue
                                                              Portland, OR  97210

         Director and Vice     Robert M. Walker               UnionBanCal Corporation                 Banking
         Chairman of the                                      Union Bank of California, NA
         Board Commercial                                     350 California Street, 12th Floor
         Financial Services                                   San Francisco, CA  94104-1476
         Group

         POSITION
         WITH UNION
         BANK OF                                              PRINCIPAL                               TYPE OF
         CALIFORNIA            NAME                           OCCUPATION                              BUSINESS
         ----------            ----                           ----------                              --------
         Director              Dr. Blenda J. Wilson           President                               Education
                                                              California State University
                                                              Northridge
                                                              18111 Nordhoff Street
                                                              Northridge, CA  91330

         Director and          Tamotsu Yamaguchi              UnionBanCal Corporation                 Banking
         Chairman of                                          Union Bank of California, NA
         the Board                                            445 S. Figueroa Street, 38th Floor
                                                              Los Angeles, CA  90071

         Executive Vice        Donald A. Brunell              c/o Union Bank of California, N.A.      Banking
         President, Deputy                                    350 California Street, 5th Floor
         Director of Finance                                  San Francisco, CA  94104

         Executive Vice        Peter R. Butcher               c/o Union Bank of California, N.A.      Banking
         President, Credit                                    400 California Street, 18th  Floor
         Management Group                                     San Francisco, CA  94104

         Executive             Richard C. Hartnack            c/o Union Bank of California, N.A.      Banking
         Vice President,                                      400 California Street, 18th Floor
         Vice Chairman                                        San Francisco, CA  94104

         Executive             Yoichi Kambara                 c/o Union Bank of California, N.A.      Banking
         Vice President,                                      400 California Street, 18th Floor
         Vice Chairman                                        San Francisco, CA  94104

         Executive             David I. Matson                c/o Union Bank of California, N.A.      Banking
         Vice President                                       400 California Street, 18th Floor
                                                              San Francisco, CA  94104

         President and         Takahiro Moriguchi             c/o Union Bank of California, N.A.      Banking
         Chief Executive                                      400 California Street, 18th Floor
         Officer                                              San Francisco, CA  94104

         Chief Financial       Minoru Noda                    c/o Union Bank of California, N.A.      Banking
         Officer and Chief                                    400 California Street, 18th Floor
         Credit Officer                                       San Francisco, CA  94104

         Executive Vice        Magan C. Patel                 c/o Union Bank of California, N.A.      Banking
         President,                                           400 California Street, 18th Floor
         International                                        San Francisco, CA  94104
         Banking Group

         Executive Vice        Charles L. Pedersen            c/o Union Bank of California, N.A.      Banking
         President, Systems                                   1455 First Avenue
         Technology & Item                                    San Diego, CA  92101
         Processing Group

         POSITION
         WITH UNION
         BANK OF                                              PRINCIPAL                               TYPE OF
         CALIFORNIA            NAME                           OCCUPATION                              BUSINESS
         ----------            ----                           ----------                              --------
         Executive             Michael A.C. Spilsbury         c/o Union Bank of California, N.A.      Banking
         Vice President,                                      400 California Street, 19th Floor
         Operations &                                         San Francisco, CA  94104
         Services Group

         Executive             Ikuzo Sugiyama                 c/o Union Bank of California, N.A.      Banking
         Vice President                                       400 California Street, 18th Floor
                                                              San Francisco, CA  94104

         Vice Chairman         Robert M. Walker               c/o Union Bank of California, N.A.      Banking
                                                              400 California Street, 18th Floor
                                                              San Francisco, CA  94104

         Executive Vice        Philip M. Wexler               c/o Union Bank of California, N.A.      Banking
         President,                                           445 So. Figueroa Street, 13th Floor
         Specialized Lending                                  Los Angeles, CA  90071


ITEM 29.         PRINCIPAL UNDERWRITER

                 Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment advisor.

                 Registrant's distributor, SEI Investments Distribution Co. (formerly SEI Financial Services Company), acts as distributor for:


                 SEI Daily Income Trust                         July 15, 1982
                 SEI  Liquid Asset Trust                        November 29, 1982
                 SEI Tax Exempt Trust                           December 3, 1982
                 SEI Index Funds                                July 10, 1985
                 SEI Institutional Managed Trust                January 22, 1987
                 SEI International Trust                        August 10, 1988
                 The Advisors' Inner Circle Fund                November 14, 1991
                 The Pillar Funds                               February 28, 1992
                 CUFUND                                         May 1, 1992
                 STI Classic Funds                              May 29, 1992
                 CoreFunds, Inc.                                October 30, 1992
                 First American Funds, Inc.                     November 1, 1992
                 First American Investment Funds, Inc.          November 1, 1992
                 The Arbor Fund                                 January 28, 1993
                 Boston 1784 Funds (R)                          June 1, 1993

                 The PBHG Funds, Inc.                           July 16, 1993
                 Marquis Funds (R)                              August 17, 1993
                 Morgan Grenfell Investment Trust               January 3, 1994
                 The Achievement Funds Trust                    December 27, 1994
                 Bishop Street Funds                            January 27, 1995
                 CrestFunds, Inc.                               March 1, 1995
                 STI Classic Variable Trust                     August 18, 1995
                 ARK Funds                                      November 1, 1995
                 Monitor Funds                                  January 11, 1996
                 FMB Funds, Inc.                                March 1, 1996
                 SEI Asset Allocation Trust                     April 1, 1996
                 TIP Funds                                      April 28, 1996
                 SEI Institutional Investment Trust             June 14, 1996
                 First American Strategy Funds, Inc.            October 1, 1996
                 ARMADA Funds                                   March 8, 1997


                 The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

                 Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the principal business address of each director or officer is 1 Freedom Valley Drive, Oaks, PA
                 19456.

                 Position and Office               Positions and Offices
                 Name                              With Underwriter                  With Registrant
                 ----                              ----------------                  -----------------------

                 Alfred P. West, Jr.               Director, Chairman & Chief                 --
                                                     Executive Officer
                 Henry W. Greer                    Director, President & Chief                --
                                                     Operating Officer
                 Carmen V. Romeo                   Director, Executive Vice                   --
                                                     President, President -
                                                     Investment Advisory Group
                 Gilbert L. Beehover               Executive Vice President                   --
                 Richard B. Lieb                   Executive Vice President,                  --
                                                     President-Investment Services
                                                     Division
                 Dennis J. McGonigle               Executive Vice President                   --
                 Leo J. Dolan, Jr.                 Senior Vice President                      --
                 Carl A. Guarino                   Senior Vice President                      --
                 Larry Hutchison                   Senior Vice President                      --

                 Steven Kramer                     Senior Vice President                      --
                 David G. Lee                      Senior Vice President             President and Chief
                                                                                       Executive Officer
                 Jack May                          Senior Vice President                      --
                 A. Keith McDowell                 Senior Vice President                      --
                 Hartland J. McKeown               Senior Vice President                      --
                 Barbara J. Moore                  Senior Vice President                      --
                 Kevin P. Robins                   Senior Vice President,            Vice President,
                                                     General Counsel &                 Secretary
                                                     Secretary
                 Robert Wagner                     Senior Vice President                      --
                 Patrick K. Walsh                  Senior Vice President                      --
                 Robert Aller                      Vice President                             --
                 Marc H. Cahn                      Vice President and Assistant      Vice President,
                                                     Secretary                         Assistant Secretary
                 Gordon W. Carpenter               Vice President                             --

                 Todd Cipperman                    Vice President and Assistant      Vice President,
                                                     Secretary                         Assistant Secretary
                 Robert Crudup                     Vice President and Managing                --
                                                     Director
                 Barbara Doyle                     Vice President                             --
                 Jeff Drennen                      Vice President                             --
                 Vic Galef                         Vice President and Managing                --
                                                     Director
                 Kathy Heilig                      Vice President and Treasurer               --
                 Michael Kantor                    Vice President                             --
                 Samuel King                       Vice President                             --
                 Kim Kirk                          Vice President & Managing
                                                     Director                                 --
                 Donald N. Korytowski              Vice President                             --
                 John Krzeminski                   Vice President & Managing                  --
                                                     Director
                 Carolyn McLaurie                  Vice President & Managing                  --
                                                     Director
                 W. Kelso Morrill                  Vice President                             --
                 Barbara A. Nugent                 Vice President & Assistant Secretary   Vice President,
                                                                                            Assistant Secretary
                 Sandra K. Orlow                   Vice President & Assistant Secretary   Vice President,
                                                                                            Assistant Secretary
                 Donald Pepin                      Vice President & Managing Director          --
                 Kim Rainey                        Vice President                              --
                 Mark Samuels                      Vice President & Managing Director          --
                 Steve Smith                       Vice President                              --
                 Daniel Spaventa                   Vice President                              --
                 Kathryn L. Stanton                Vice President & Assistant Secretary   Vice President,
                                                                                            Assistant Secretary
                 Wayne M. Withrow                  Vice President & Managing Director          --
                 James Dougherty                   Director of Brokerage Services              --


ITEM 30.         LOCATION OF ACCOUNTS AND RECORDS

                 (1) Union Bank of California, N.A., 400 California Street, San Francisco, CA 94104 (records relating to the Advisor's functions as investment adviser and Union Bank of California's functions as custodian and sub-transfer agent).

                 (2) SEI Fund Resources, Oaks, Pennsylvania 19456 (records relating to its functions as administrator and distributor).

                 (3) SEI Investments Distribution Co. (formerly SEI Financial Services Company), Oaks, Pennsylvania 19456 (records relating to its function as distributor).

                 (4) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (records relating to its functions as transfer agent).

                 (5) Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, DC 20005 (the Registrant's Declaration of Trust, Code of Regulations and Minute Books).

ITEM 31.         MANAGEMENT SERVICES

                 None.

ITEM 32.         UNDERTAKINGS

                 Registrant hereby undertakes to call a meeting of the shareholders for the purpose of voting upon the question of removal of one or more trustees when requested to do so by the holders of at least 10% of the outstanding shares of Registrant and to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communication.

                 Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                     NOTICE

         A copy of the Amended and Restated Agreement and Declaration of Trust of HighMark Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that the Registrant has duly caused this Post-Effective Amendment No. 24 to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, D.C., on the 6th day of June, 1998.


                                      HighMark Funds

                                      By:     /s/ David G. Lee
                                              ----------------
                                              David G. Lee
                                              President and
                                              Chief Executive Officer


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 24 has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                  Capacity                          Date
---------                                  --------                          ----

/s/ David G. Lee                           President and                     June 4, 1998
----------------                           Chief Executive Officer
David G. Lee

/s/ Robert DellaCroce                      Comptroller and Chief             June 4, 1998
---------------------                        Financial Officer
Robert DellaCroce

/s/ Thomas L. Braje                        Trustee                           June 4, 1998
----------------------
Thomas L. Braje

/s/ David A. Goldfarb                      Trustee                           June 4, 1998
---------------------
David A. Goldfarb

/s/ William R. Howell                      Trustee                           June 4, 1998
---------------------
William R. Howell

/s/ Joseph C. Jaeger                       Trustee                           June 4, 1998
-----------------------
Joseph C. Jaeger

/s/ Frederick J. Long                      Trustee                           June 4, 1998
----------------------
Frederick J. Long

/s/ Paul L. Smith                          Trustee                           June 4, 1998
---------------------
Paul L. Smith

*By:   /s/ Martin E. Lybecker
       ----------------------
       Martin E. Lybecker
       Attorney-In-Fact

                                 Exhibit Index

EXHIBIT NO.                       DESCRIPTION                                PAGE
------------                      -----------                                ----

10                        Opinion of Counsel.

11                        Consent of Ropes & Gray.
